           As filed with the Securities and Exchange Commission on June 13, 2012

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO.139 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 141 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           Daniel R. Hayes, President
                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Jill R. Whitelaw, Esquire
                            Lincoln Financial Group
                           150 N. Radnor-Chester Road
                                Radnor, PA 19087
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on April 30, 2012 pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ X /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to add the LVIP BlackRock Emerging Markets Index
RPM Fund as a new series of Lincoln Variable Insurance Products Trust.

The approximate offering date is on or about August 31, 2012. The titles of the securities being registered are the Service Class Shares and Standard Class
Shares of the LVIP BlackRock Emerging Markets Index RPM Fund.

Lincoln Variable Insurance Products Trust
LVIP BlackRock Emerging Markets Index RPM Fund
Standard and Service Class
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus August 31, 2012
LVIP BlackRock Emerging Markets Index RPM Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before choosing to invest your contract assets in the Fund.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP BlackRock Emerging Markets Index RPM Fund
(Standard and Service Class)
Investment Objective
The investment objective of the LVIP BlackRock Emerging Markets Index RPM Fund (the “Fund”) is to invest in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses[1]	0.68%	0.68%
Total Annual Fund Operating Expenses	1.23%	1.48%
Less Fee Waiver and Expense Reimbursement[2]	(0.43%)	(0.43%)
Net Expenses (After Fee Waiver and Expense Reimbursement)	0.80%	1.05%
1 Other Expenses are based on estimates for the current fiscal year.
2 Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.80% of average daily net assets for the Standard Class of the Fund (and 1.05% for the Service Class). Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.
LVIP BlackRock Emerging Markets Index RPM Fund1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for years two through three. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years
Standard Class	$	$
Service Class	$	$
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
Principal Investment Strategies
The Fund pursues its objective by investing primarily in the common stocks of companies located in emerging markets that are included in the XXXX Emerging Markets Index, the Fund’s benchmark index. The Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in stocks held by the benchmark index. The sub-adviser seeks to replicate the benchmark index by purchasing substantially all of the stocks of the companies, in approximately the same proportion, as those in the index.
The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The Fund may also purchase other types of investment instruments such as American Depository Receipts, Global Depository Receipts, European Depository Receipts, and international equity exchange-traded funds (ETFs), and cash equivalents. Although the Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
The Fund will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of using hedging instruments (short and long positions in exchange-traded futures contracts) to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy. “Volatility” in this context means variance in the Fund’s investment returns.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially substantially reduce the Fund’s net economic exposure to equity securities.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund's use of exchange-traded futures in the RPM strategy may increase its economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
Principal Risks
• Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
• Passive Management Risk: The Fund's sub-adviser uses an indexing strategy and does not individually select securities. Although expected to track its benchmark index as closely as possible, given the Fund's expenses and the RPM strategy, the Fund will not match the performance of the index exactly.
• Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions.
2LVIP BlackRock Emerging Markets Index RPM Fund

Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
• Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
• Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
• Geographic Concentration Risk: The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which a Fund invests and could be more volatile than the performance of more geographically-diversified funds.
• Exchange-Traded Funds (ETFs) Risk: The risks of ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in an ETF could result in the price of the ETF being more volatile. In addition, ETFs have management fees that may increase their costs.
• Leverage Risk: The Fund’s investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
• Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
• Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
Fund Performance
The Fund is expected to commence operations on or about August 31, 2012. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
LVIP BlackRock Emerging Markets Index RPM Fund3

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Investment Advisors Corporation
Investment Sub-Adviser: BlackRock Investment Management LLC
Lincoln Portfolio Manager(s)	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since August 2012
David A. Weiss	Vice President, Chief Investment Officer	Since August 2012
BlackRock Portfolio Manager(s)	Company Title	Experience w/Fund
Edward Corallo	Managing Director	Since August 2012
Christopher Bliss	Managing Director	Since August 2012
Greg Savage	Managing Director	Since August 2012
Purchase and Sale of Fund Shares
The Fund sells its shares to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.
Tax Information
Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable annuity contract or variable life insurance contract (“variable contract”), or refer to their variable contract prospectus. Because all the shares of the Fund sold through variable contracts are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The Fund intends to make distributions to its insurance company shareholders that may be taxed as ordinary income or capital gains.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the Fund and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments. Ask your salesperson or visit your financial intermediary's website for more information.
4LVIP BlackRock Emerging Markets Index RPM Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to invest in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility. the investment objective is non-fundamental and may be changed without shareholder approval.
The Fund pursues its objective by investing primarily in the common stocks of companies located in emerging markets that are included in the XXXX Emerging Markets Index, the Fund’s benchmark index. The Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in stocks held by the benchmark index. The sub-adviser seeks to replicate the benchmark index by purchasing substantially all of the stocks of the companies, in approximately the same proportion, as those in the index.
The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The Fund may also purchase other types of investment instruments such as American Depository Receipts, Global Depository Receipts, European Depository Receipts, and international equity exchange-traded funds (ETFs), and cash equivalents. Although the Fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.
The Fund will also employ an actively managed risk-management overlay using up to 20% of its net assets. This risk portfolio management strategy or “RPM strategy” consists of using hedging instruments (short and long positions in exchange-traded futures contracts) to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The RPM strategy is separate and distinct from any riders or features of your insurance contract.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser also adjusts futures positions to realign individual hedges when the benchmark index is reconstituted, and the sub-adviser rebalances the Fund’s portfolio. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.
The adviser selects individual futures contracts on equity indices of foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. The Fund will sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities based upon the adviser’s evaluation of market volatility. The short futures contract increase in value as equity markets decline.
In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where market volatility is below the adviser’s target volatility level for the Fund. Under these circumstances, the Fund’s use of exchange-traded futures in the RPM strategy may increase its economic exposure to equity securities beyond the asset base of the Fund itself, up to a maximum of 110% of the Fund’s assets.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to un-hedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser's target volatility level, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities. Under these circumstances, the Fund's use of exchange-traded futures in the RPM strategy may increase its economic exposure to equity securities up to a maximum of 110% of the Fund's assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund's ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
Principal Risks
Market Risk. The value of the investments that the Fund holds will fluctuate and may fall. These fluctuations could occur for a single company, an industry, a sector of the economy, or the applicable market as a whole. These fluctuations could cause the value of the Fund's investments to decrease, and you could lose money.

Passive Management Risk. The Fund's sub-adviser uses an indexing strategy and does not individually select securities. Although expected to track its benchmark index as closely as possible, given the Fund's expenses and the RPM strategy, the Fund will not match the performance of the index exactly.
Foreign Securities Risk. For investments in foreign securities and foreign index futures, additional risks are involved that are not present in U.S. securities and futures. Foreign currency fluctuations or economic, financial or political instability could cause the value of the Fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities and futures also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.
Foreign securities can also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund’s investment in any country.
Emerging Markets Risk. Risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.
Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging market securities may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of emerging market securities held by the Fund.
Currency Risk. The value of foreign securities and futures may change as a result of changes in exchange rates reducing the U.S. dollar value of foreign investments. Currency risk is the risk that the U.S. dollar value of the Fund’s foreign investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.
Geographic Concentration Risk. The Fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the limited number of countries or regions in which a Fund invests and could be more volatile than the performance of more geographically-diversified funds.
Exchange-Traded Funds (ETFs) Risk. The risks of ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in an ETF could result in it being more volatile. In addition, ETFs have management fees that may increase their costs.
Leverage Risk. The Fund’s investments in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. The use of leverage may also cause the Fund to liquidate portfolio positions to satisfy segregation or coverage requirements when it may not be advantageous to do so.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
Management and Organization
The Fund's business and affairs are managed under the direction of its board of trustees. The board of trustees has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers: The Fund employs a “manager of managers” structure. In this regard, the Fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the Fund's investment adviser, without further shareholder approval, to enter into and materially amend any sub-advisory agreement upon approval of its board of trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the Fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to board oversight) to oversee the sub-advisers and to recommend their hiring, termination, and replacement.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the investment adviser to the Fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.
The Fund uses one or more sub-advisers who are responsible for the day-to-day management of the Fund’s securities investments. The Fund's sub-advisers are paid out of the fees paid to the adviser.
The Fund’s investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser(s) and portfolio manager(s) are shown below. The Fund's statement of additional information (“SAI”) provides additional information about the portfolio manager(s)' compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)' ownership of securities in the Fund.

Adviser	LIA's advisory fee is 0.50% of the Fund’s average net assets.
Lincoln Portfolio Manager(s)	Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the overall asset allocation of the Fund and the day-to-day management of the RPM strategy portion of the Fund. Mr. Adamson, Vice President and Chief Operating Officer of LIA, has served as Director of Funds Management Operations responsible for managing daily operations since 2004. Mr. Weiss, Vice President and Chief Investment Officer of LIA, joined LIA in 2004 and is responsible for leading due diligence and research, including oversight of LIA's asset allocation services.
Sub-Adviser	BlackRock Investment Management, LLC. (“BlackRock”), 1 University Square Drive, Princeton, NJ 08540-6455. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.65 trillion in assets under management as of March 31, 2012. BlackRock, Inc. is an affiliate of PNC Financial Services Group, Inc. BlackRock has been an investment advisor since 1999.
BlackRock Portfolio Manager(s)	Edward Corallo, Christopher Bliss and Greg Savage are responsible for the day-to-day management of the benchmark index strategy portion of the Fund. Mr. Corallo, Managing Director, is the Head of Americas Index Equity within BlackRock's Portfolio Management Group. Mr. Corallo's service with the firm dates back to 1997, including his years with Barclays Global Investors (BGI), which merged with BlackRock in 2009. At BGI, he was the head of the Institutional Indexing Group. Mr. Bliss, Managing Director, is head of Institutional Portfolio Management within Blackrock's Index Equity team. Mr. Bilss's service with the firm dates back to 2004, including his years with BGI. At BGI, he led the team responsible for a variety of index and enhanced index emerging markets products. Mr. Savage, Managing Director, is the Head of iShares Portfolio Management within BlackRock's Index Equity team. Mr. Savage's service with the firm dates back to 1999, including his years with BGI. At BGI, he was a senior portfolio manager and team leader in the iShares Index Equity Portfolio Management Group and was previously a transition manager in the Transition Management Group.
A discussion regarding the basis for the Trust's board of trustees approval of the investment advisory contract for the Fund will be available in the annual report to shareholders for the period ending December 31, 2012.
Pricing of Fund Shares
Each Fund in the Trust determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each Fund determines its NAV by:
• adding the values of all securities investments and other assets;
• subtracting liabilities (including dividends payable); and
• dividing by the number of shares outstanding.
For Funds structured as fund of funds, shares of the underlying mutual funds (excluding ETFs) in which these Funds invest will be valued based upon the NAV of those underlying mutual funds. The NAV of the underlying mutual funds will be calculated by those funds based upon their own securities holdings.
For other types of securities, each Fund in the Trust typically values its investments as follows:
• equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter;
• U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service; and
• Exchange-traded futures contracts, at the exchange's daily quoted settlement price.
A Fund's portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the value of a Fund's holdings may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
In certain circumstances, a Fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Fund's board of trustees. When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
A Fund would anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before that Fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.
Purchase and Sale of Fund Shares
The Fund sells its shares to Lincoln Life, LNY, and to unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a Fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
Market Timing
Frequent, large, or short-term transfers such as those transfers associated with “market timing” transactions, may adversely affect the Funds and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Fund. As a result, the Fund discourages such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect Fund investors and the Fund from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the Fund's board of trustees (the “Market Timing Procedures”).
The Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The Fund will exercise this right if, among other things, an investor's trading, in the judgment of the Fund, has been or may be disruptive. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.
The Fund has entered into an agreement with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the Fund, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner who the Fund has identified as a market timer.
The Fund may rely on frequent trading policies established by insurance companies that hold shares of the Fund in separate accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to be engaged in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
In its sole discretion, the Fund may revise its Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIA and its affiliates, including LFD, and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the Fund's shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy and Federal Income Tax Considerations
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the Fund. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class of the Fund at no charge.
Since all the shares of the Fund sold through variable annuity contracts or variable life insurance contracts (“variable contracts”) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights
The Fund is newly organized, and as a result, there are no financial highlights available.

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated August 31, 2012, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the Fund, or to make inquiries. The Fund does not maintain an internet website.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Emerging Markets Index RPM Fund

LVIP Capital Growth Fund

LVIP Cohen & Steers Global Real Estate Fund

LVIP Columbia Value Opportunities Fund

LVIP Delaware Growth and Income Fund

LVIP Delaware Social Awareness Fund

LVIP Delaware Special Opportunities Fund

LVIP Janus Capital Appreciation Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mid-Cap Value Fund

LVIP Mondrian International Value Fund

LVIP SSgA Developed International 150 Fund

LVIP SSgA Emerging Markets 100 Fund

LVIP SSgA International Index Fund

LVIP SSgA Large Cap 100 Fund

LVIP SSgA S&P 500 Index Fund

LVIP SSgA Small-Cap Index Fund

LVIP SSgA Small-Mid Cap 200 Fund

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP Templeton Growth Fund

LVIP Turner Mid-Cap Growth Fund

LVIP Wells Fargo Intrinsic Value Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802
     Statement of Additional Information August 31, 2012

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption - referred to as "Funds" - of Lincoln Variable Insurance Products Trust. Each Fund offers two classes of shares: the Standard Class and the Service Class.

Each Fund's most recent Annual Report to Shareholders, which contains each
Fund's audited financial statements, is hereby incorporated by reference. This
SAI should be read in conjunction with a Fund prospectus dated April 30, 2012
(August 31, 2012 for the LVIP BlackRock Emerging Markets Index RPM Fund). You
may obtain a copy of a Fund's prospectus, annual or semi-annual report on request and without charge. Please write The Lincoln National Life Insurance
Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN
(454-6265).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Item                                                   Page
Description of the Trust and the Funds                   4
Fundamental Investment Restrictions                      4
Additional Investment Strategies and Risks               5
Portfolio Transactions and Brokerage                    20
Portfolio Turnover                                      23
Trustees and Officers                                   24
Investment Adviser and Sub-Advisers                     29
Portfolio Managers                                      36
Principal Underwriter                                   47
Administration Agreement                                47
Accounting Agreement                                    47
Code of Ethics                                          47
Description of Shares                                   48
Control Persons and Principal Holders of Securities     48
Rule 12b-1 Plan                                         50
Revenue Sharing                                         50
Valuation of Portfolio Securities                       51
Portfolio Holdings Disclosure                           51
Purchase and Redemption Information                     52
Custodian and Transfer Agent                            52
Independent Registered Public Accounting Firm           53
Financial Statements                                    53
Taxes                                                   53
APPENDIX A                                              55
APPENDIX B                                              57
APPENDIX C                                             107

                                                                               3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.

Prior to April 30, 2003, each fund in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the
Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.

Certain investment restrictions for each Fund are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the objective of a Fund will be achieved.

Each of the Funds, except the LVIP MFS International Growth Fund and the LVIP
Cohen & Steers Global Real Estate Fund, is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this
SAI include both Lincoln Investment Advisors Corporation (LIA) and a Fund's
sub-adviser unless the context otherwise indicates.

Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and
(b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each Fund may not:

1. Change its investment objective, except for the LVIP Capital Growth Fund,
   LVIP Cohen & Steers Global Real Estate Fund, LVIP Columbia Value
   Opportunities Fund, LVIP MFS International Growth Fund, LVIP MFS Value
   Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Developed International 150 Fund,
   LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund,
   LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA
   Small-Cap Index Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP T. Rowe Price
   Growth Stock Fund, LVIP Templeton Growth Fund, and the LVIP Turner Mid-Cap
   Growth Fund.

2. Make investments that will result in the concentration - as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof - of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit, except for the LVIP Cohen & Steers
   Global Real Estate Fund.

3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

7. Make loans of any security or make any other loan if, as a result, more than
   33 1-3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

8. (Except for the LVIP Cohen & Steers Global Real Estate Fund and the LVIP MFS
   International Growth Fund) with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b)
   the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i)
   securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

4

Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the Fund's adviser may elect to engage or not engage in the various strategies and techniques in its sole discretion.
Investors should not assume that any particular discretionary investment technique or strategy will be employed by the adviser to the Funds or by underlying funds at all times, or ever employed.

The following table and accompanying narrative provides additional information concerning the investment strategies, either principal or discretionary, that the Funds may employ. The narrative also provides additional information about the risks of those investment strategies.

                                              LVIP Baron Growth Opportunities Fund
Asset-Backed Securities                                          o
Borrowing                                                        o
Convertible Securities                                           o
Debt and Other Fixed-Income Securities                           o
Delayed Delivery and When-Issued Securities
and Forward Commitments
Exchange-Traded Funds                                            o
Foreign Currency Transactions                                    o
Foreign Investments                                              o
Foreign Options and Futures Markets                              o
Futures Contracts                                                o
High Yield Fixed Income Securities                               o
Illiquid Investments                                             o
Indexed Securities
Investment in Securities of Other Investment
                                                                 o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments
Money Market Instruments                                         o
Mortgage-Related Securities                                      o
Options and Futures Relating to Foreign
                                                                 o
Currencies
Options on Futures Contracts                                     o
Options on Securities                                            o
OTC Options                                                      o
Pledging Assets                                                  o
Real Estate Investment Trusts                                    o
Repurchase Agreements                                            o
Reverse Repurchase Agreements
Rights and Warrants                                              o
SEC Name Rule Requirement
Short Sales                                                      o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                            o

                                              LVIP BlackRock Emerging Markets Index RPM Fund   LVIP Capital Growth Fund
Asset-Backed Securities
Borrowing                                                             o                                     o
Convertible Securities                                                o                                     o
Debt and Other Fixed-Income Securities                                o                                     o
Delayed Delivery and When-Issued Securities
                                                                      o                                     o
and Forward Commitments
Exchange-Traded Funds                                                 o                                     o
Foreign Currency Transactions                                         o                                     o
Foreign Investments                                                   o                                     o
Foreign Options and Futures Markets                                   o                                     o
Futures Contracts                                                     o                                     o
High Yield Fixed Income Securities                                    o                                     o
Illiquid Investments                                                  o                                     o
Indexed Securities
Investment in Securities of Other Investment
                                                                      o                                     o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                               o                                     o
Money Market Instruments                                              o                                     o
Mortgage-Related Securities
Options and Futures Relating to Foreign
                                                                      o                                     o
Currencies
Options on Futures Contracts                                          o                                     o
Options on Securities                                                 o                                     o
OTC Options                                                           o                                     o
Pledging Assets                                                       o                                     o
Real Estate Investment Trusts                                         o                                     o
Repurchase Agreements                                                 o                                     o
Reverse Repurchase Agreements
Rights and Warrants                                                   o                                     o
SEC Name Rule Requirement                                             o
Short Sales                                                           o                                     o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                                 o                                     o

                                              LVIP Cohen & Steers Global Real Estate Fund
Asset-Backed Securities                                             o
Borrowing                                                           o
Convertible Securities                                              o
Debt and Other Fixed-Income Securities                              o
Delayed Delivery and When-Issued Securities
and Forward Commitments
Exchange-Traded Funds                                               o
Foreign Currency Transactions                                       o
Foreign Investments                                                 o
Foreign Options and Futures Markets                                 o
Futures Contracts                                                   o
High Yield Fixed Income Securities                                  o
Illiquid Investments                                                o
Indexed Securities
Investment in Securities of Other Investment
                                                                    o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments
Money Market Instruments                                            o
Mortgage-Related Securities                                         o
Options and Futures Relating to Foreign
                                                                    o
Currencies
Options on Futures Contracts                                        o
Options on Securities                                               o
OTC Options                                                         o
Pledging Assets                                                     o
Real Estate Investment Trusts                                       o
Repurchase Agreements                                               o
Reverse Repurchase Agreements
Rights and Warrants                                                 o
SEC Name Rule Requirement                                           o
Short Sales                                                         o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                               o

                                              LVIP Columbia Value Opportunities Fund   LVIP Delaware Growth and Income Fund
Asset-Backed Securities                                           o                                       o
Borrowing                                                         o                                       o
Convertible Securities                                            o                                       o
Debt and Other Fixed-Income Securities                            o                                       o
Delayed Delivery and When-Issued Securities
                                                                  o                                       o
and Forward Commitments
Exchange-Traded Funds                                             o                                       o
Foreign Currency Transactions                                     o                                       o
Foreign Investments                                               o                                       o
Foreign Options and Futures Markets                               o                                       o
Futures Contracts                                                 o                                       o
High Yield Fixed Income Securities                                o                                       o
Illiquid Investments                                              o                                       o
Indexed Securities
Investment in Securities of Other Investment
                                                                  o                                       o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                           o
Money Market Instruments                                          o                                       o
Mortgage-Related Securities                                       o                                       o
Options and Futures Relating to Foreign
                                                                  o                                       o
Currencies
Options on Futures Contracts                                      o                                       o
Options on Securities                                             o                                       o
OTC Options                                                       o                                       o
Pledging Assets                                                   o                                       o
Real Estate Investment Trusts                                     o                                       o
Repurchase Agreements                                             o                                       o
Reverse Repurchase Agreements
Rights and Warrants                                               o                                       o
SEC Name Rule Requirement
Short Sales                                                       o                                       o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                             o                                       o

                                              LVIP Delaware Social Awareness Fund   LVIP Special Opportunities Fund
Asset-Backed Securities                                         o                                   o
Borrowing                                                       o                                   o
Convertible Securities                                          o                                   o
Debt and Other Fixed-Income Securities                          o                                   o
Delayed Delivery and When-Issued Securities
                                                                                                    o
and Forward Commitments
Exchange-Traded Funds                                           o                                   o
Foreign Currency Transactions                                   o                                   o
Foreign Investments                                             o                                   o
Foreign Options and Futures Markets                             o                                   o
Futures Contracts                                               o                                   o
High Yield Fixed Income Securities                              o                                   o
Illiquid Investments                                            o                                   o
Indexed Securities
Investment in Securities of Other Investment
                                                                o                                   o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments
Money Market Instruments                                        o                                   o
Mortgage-Related Securities                                     o                                   o
Options and Futures Relating to Foreign
                                                                o                                   o
Currencies
Options on Futures Contracts                                    o                                   o
Options on Securities                                           o                                   o
OTC Options                                                     o                                   o
Pledging Assets                                                 o                                   o
Real Estate Investment Trusts                                   o                                   o
Repurchase Agreements                                           o                                   o
Reverse Repurchase Agreements
Rights and Warrants                                             o                                   o
SEC Name Rule Requirement
Short Sales                                                     o                                   o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                           o                                   o

                                              LVIP Janus Capital Appreciation Fund   LVIP MFS International Growth Fund
Asset-Backed Securities                                          o                                     o
Borrowing                                                        o                                     o
Convertible Securities                                           o                                     o
Debt and Other Fixed-Income Securities                           o                                     o
Delayed Delivery and When-Issued Securities
                                                                 o                                     o
and Forward Commitments
Exchange-Traded Funds                                            o                                     o
Foreign Currency Transactions                                    o                                     o
Foreign Investments                                              o                                     o
Foreign Options and Futures Markets                              o                                     o
Futures Contracts                                                o                                     o
High Yield Fixed Income Securities                               o                                     o
Illiquid Investments                                             o                                     o
Indexed Securities
Investment in Securities of Other Investment
                                                                 o                                     o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                                                                o
Money Market Instruments                                         o                                     o
Mortgage-Related Securities                                      o                                     o
Options and Futures Relating to Foreign
                                                                 o                                     o
Currencies
Options on Futures Contracts                                     o                                     o
Options on Securities                                            o                                     o
OTC Options                                                      o                                     o
Pledging Assets                                                  o                                     o
Real Estate Investment Trusts                                    o                                     o
Repurchase Agreements                                            o                                     o
Reverse Repurchase Agreements                                    o
Rights and Warrants                                              o                                     o
SEC Name Rule Requirement
Short Sales                                                      o                                     o
Special Limitations on Futures and Options
Transactions
Special Situations                                               o
Spreads and Straddles                                            o                                     o

                                              LVIP MFS Value Fund   LVIP Mid-Cap Value Fund
Asset-Backed Securities
Borrowing                                               o                       o
Convertible Securities                                  o                       o
Debt and Other Fixed-Income Securities                  o                       o
Delayed Delivery and When-Issued Securities
                                                        o                       o
and Forward Commitments
Exchange-Traded Funds                                   o                       o
Foreign Currency Transactions                           o                       o
Foreign Investments                                     o                       o
Foreign Options and Futures Markets                     o                       o
Futures Contracts                                       o                       o
High Yield Fixed Income Securities                      o                       o
Illiquid Investments                                    o                       o
Indexed Securities
Investment in Securities of Other Investment
                                                        o                       o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                 o                       o
Money Market Instruments                                o                       o
Mortgage-Related Securities                             o
Options and Futures Relating to Foreign
                                                        o                       o
Currencies
Options on Futures Contracts                            o                       o
Options on Securities                                   o                       o
OTC Options                                             o                       o
Pledging Assets                                         o                       o
Real Estate Investment Trusts                           o                       o
Repurchase Agreements                                   o                       o
Reverse Repurchase Agreements
Rights and Warrants                                     o                       o
SEC Name Rule Requirement                                                       o
Short Sales                                             o                       o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                   o                       o

                                              LVIP Mondrian International Value Fund

Asset-Backed Securities                       o                            alue Fund

Borrowing                                     o                            alue Fund

Convertible Securities                        o                            alue Fund

Debt and Other Fixed-Income Securities        o                            alue Fund

Delayed Delivery and When-Issued Securities                                alue Fund

and Forward Commitments                                                    alue Fund

Exchange-Traded Funds                         o                            alue Fund

Foreign Currency Transactions                 o                            alue Fund

Foreign Investments                           o                            alue Fund

Foreign Options and Futures Markets           o                            alue Fund

Futures Contracts                             o                            alue Fund

High Yield Fixed Income Securities            o                            alue Fund

Illiquid Investments                          o                            alue Fund

Indexed Securities                                                         alue Fund
Investment in Securities of Other Investment                               alue Fund                                              o

Companies                                                                  alue Fund

Lincoln National Corporation (LNC) Stock                                   alue Fund
Loans and Other Direct Debt Instruments                                    alue Fund
Money Market Instruments                      o                            alue Fund

Mortgage-Related Securities                   o                            alue Fund

Options and Futures Relating to Foreign                                    alue Fund                                              o

Currencies                                                                 alue Fund

Options on Futures Contracts                  o                            alue Fund

Options on Securities                         o                            alue Fund

OTC Options                                   o                            alue Fund

Pledging Assets                               o                            alue Fund

Real Estate Investment Trusts                 o                            alue Fund

Repurchase Agreements                         o                            alue Fund

Reverse Repurchase Agreements                                              alue Fund
Rights and Warrants                           o                            alue Fund

SEC Name Rule Requirement                                                  alue Fund
Short Sales                                   o                            alue Fund

Special Limitations on Futures and Options                                 alue Fund

Transactions                                                               alue Fund

Special Situations                                                         alue Fund
Spreads and Straddles                         o                            alue Fund

                                              LVIP SSgA Developed International 150 Fund

A Developed International 150 Fund   LVIP Eme
Asset-Backed Securities                       LVIP SSg

Borrowing                                                       o IP SSg                                   o
          o IP SSg

Convertible Securities                                              o                                      o
              o

Debt and Other Fixed-Income Securities                              o                                      o
              o

Delayed Delivery and When-Issued Securities
                                                                o
          o

and Forward Commitments

Exchange-Traded Funds                                               o                                      o
              o

Foreign Currency Transactions                                       o                                      o
              o

Foreign Investments                                                 o                                      o
              o

Foreign Options and Futures Markets                                 o                                      o
              o

Futures Contracts                                                   o                                      o
              o

High Yield Fixed Income Securities                                  o                                      o
              o

Illiquid Investments                                                o                                      o
              o

Indexed Securities
Investment in Securities of Other Investment
                                                                    o                                      o
              o

Companies

Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                             o                                      o
              o

Money Market Instruments                                            o                                      o
              o

Mortgage-Related Securities
Options and Futures Relating to Foreign
                                                                    o                                      o
              o

Currencies

Options on Futures Contracts                                        o                                      o
              o

Options on Securities                                               o                                      o
              o

OTC Options                                                         o                                      o
              o

Pledging Assets                                                     o                                      o
              o

Real Estate Investment Trusts                                       o                                      o
              o

Repurchase Agreements                                               o                                      o
              o

Reverse Repurchase Agreements
Rights and Warrants                                                 o                                      o
              o

SEC Name Rule Requirement
Short Sales                                                         o                                      o
              o

Special Limitations on Futures and Options

Transactions

Special Situations
Spreads and Straddles                                               o                                      o
              o

                                              LVIP SSgA International Index Fund   LVIP SSgA Large Cap 100 Fund
Asset-Backed Securities
Borrowing                                                       o                                 o
Convertible Securities                                          o                                 o
Debt and Other Fixed-Income Securities                          o                                 o
Delayed Delivery and When-Issued Securities
                                                                o                                 o
and Forward Commitments
Exchange-Traded Funds                                           o                                 o
Foreign Currency Transactions                                   o                                 o
Foreign Investments                                             o                                 o
Foreign Options and Futures Markets                             o                                 o
Futures Contracts                                               o                                 o
High Yield Fixed Income Securities                              o                                 o
Illiquid Investments                                            o                                 o
Indexed Securities
Investment in Securities of Other Investment
                                                                o                                 o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                         o                                 o
Money Market Instruments                                        o                                 o
Mortgage-Related Securities
Options and Futures Relating to Foreign
                                                                o                                 o
Currencies
Options on Futures Contracts                                    o                                 o
Options on Securities                                           o                                 o
OTC Options                                                     o                                 o
Pledging Assets                                                 o                                 o
Real Estate Investment Trusts                                   o                                 o
Repurchase Agreements                                           o                                 o
Reverse Repurchase Agreements
Rights and Warrants                                             o                                 o
SEC Name Rule Requirement                                       o                                 o
Short Sales                                                     o                                 o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                           o                                 o

                                              LVIP SSgA S&P 500 Index Fund   LVIP SSgA Small-Cap Index Fund
Asset-Backed Securities
Borrowing                                                    o                               o
Convertible Securities                                       o                               o
Debt and Other Fixed-Income Securities                       o                               o
Delayed Delivery and When-Issued Securities
                                                             o                               o
and Forward Commitments
Exchange-Traded Funds                                        o                               o
Foreign Currency Transactions                                o                               o
Foreign Investments                                          o                               o
Foreign Options and Futures Markets                          o                               o
Futures Contracts                                            o                               o
High Yield Fixed Income Securities                           o                               o
Illiquid Investments                                         o                               o
Indexed Securities
Investment in Securities of Other Investment
                                                             o                               o
Companies
Lincoln National Corporation (LNC) Stock                     o
Loans and Other Direct Debt Instruments                      o                               o
Money Market Instruments                                     o                               o
Mortgage-Related Securities
Options and Futures Relating to Foreign
                                                             o                               o
Currencies
Options on Futures Contracts                                 o                               o
Options on Securities                                        o                               o
OTC Options                                                  o                               o
Pledging Assets                                              o                               o
Real Estate Investment Trusts                                o                               o
Repurchase Agreements                                        o                               o
Reverse Repurchase Agreements
Rights and Warrants                                          o                               o
SEC Name Rule Requirement                                    o                               o
Short Sales                                                  o                               o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                        o                               o

                                              LVIP SSgA Small Mid-Cap 200 Fund   LVIP T. Rowe Price Growth Stock Fund
Asset-Backed Securities                                                                             o
Borrowing                                                      o                                    o
Convertible Securities                                         o                                    o
Debt and Other Fixed-Income Securities                         o                                    o
Delayed Delivery and When-Issued Securities
                                                               o                                    o
and Forward Commitments
Exchange-Traded Funds                                          o                                    o
Foreign Currency Transactions                                  o                                    o
Foreign Investments                                            o                                    o
Foreign Options and Futures Markets                            o                                    o
Futures Contracts                                              o                                    o
High Yield Fixed Income Securities                             o                                    o
Illiquid Investments                                           o                                    o
Indexed Securities
Investment in Securities of Other Investment
                                                               o                                    o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                        o                                    o
Money Market Instruments                                       o                                    o
Mortgage-Related Securities                                                                         o
Options and Futures Relating to Foreign
                                                               o                                    o
Currencies
Options on Futures Contracts                                   o                                    o
Options on Securities                                          o                                    o
OTC Options                                                    o                                    o
Pledging Assets                                                o                                    o
Real Estate Investment Trusts                                  o                                    o
Repurchase Agreements                                          o                                    o
Reverse Repurchase Agreements
Rights and Warrants                                            o                                    o
SEC Name Rule Requirement                                      o                                    o
Short Sales                                                    o                                    o
Special Limitations on Futures and Options
Transactions
Special Situations
Spreads and Straddles                                          o                                    o

                                              LVIP T. Rowe Price Structured Mid-Cap Growth Fund   LVIP Templeton Growth Fund
Asset-Backed Securities                                                o
Borrowing                                                              o                                        o
Convertible Securities                                                 o                                        o
Debt and Other Fixed-Income Securities                                 o                                        o
Delayed Delivery and When-Issued Securities
                                                                       o                                        o
and Forward Commitments
Exchange-Traded Funds                                                  o                                        o
Foreign Currency Transactions                                          o                                        o
Foreign Investments                                                    o                                        o
Foreign Options and Futures Markets                                    o                                        o
Futures Contracts                                                      o                                        o
High Yield Fixed Income Securities                                     o                                        o
Illiquid Investments                                                   o                                        o
Indexed Securities
Investment in Securities of Other Investment
                                                                       o                                        o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                                                                         o
Money Market Instruments                                               o                                        o
Mortgage-Related Securities                                            o
Options and Futures Relating to Foreign
                                                                       o                                        o
Currencies
Options on Futures Contracts                                           o                                        o
Options on Securities                                                  o                                        o
OTC Options                                                            o                                        o
Pledging Assets                                                        o                                        o
Real Estate Investment Trusts                                          o                                        o
Repurchase Agreements                                                  o                                        o
Reverse Repurchase Agreements
Rights and Warrants                                                    o                                        o
SEC Name Rule Requirement
Short Sales                                                            o                                        o
Special Limitations on Futures and Options
Transactions
Special Situations                                                     o
Spreads and Straddles                                                  o                                        o

                                              LVIP Turner Mid-Cap Growth Fund   LVIP Wells Fargo Intrinsic Value Fund
Asset-Backed Securities                                                                            o
Borrowing                                                     o                                    o
Convertible Securities                                        o                                    o
Debt and Other Fixed-Income Securities                        o                                    o
Delayed Delivery and When-Issued Securities
                                                              o
and Forward Commitments
Exchange-Traded Funds                                         o                                    o
Foreign Currency Transactions                                 o                                    o
Foreign Investments                                           o                                    o
Foreign Options and Futures Markets                           o                                    o
Futures Contracts                                             o                                    o
High Yield Fixed Income Securities                            o                                    o
Illiquid Investments                                          o                                    o
Indexed Securities                                                                                 o
Investment in Securities of Other Investment
                                                              o                                    o
Companies
Lincoln National Corporation (LNC) Stock
Loans and Other Direct Debt Instruments                       o                                    o
Money Market Instruments                                      o                                    o
Mortgage-Related Securities                                                                        o
Options and Futures Relating to Foreign
                                                              o                                    o
Currencies
Options on Futures Contracts                                  o                                    o
Options on Securities                                         o                                    o
OTC Options                                                   o                                    o
Pledging Assets                                               o                                    o
Real Estate Investment Trusts                                 o                                    o
Repurchase Agreements                                         o                                    o
Reverse Repurchase Agreements                                                                      o
Rights and Warrants                                           o                                    o
SEC Name Rule Requirement                                     o                                    o
Short Sales                                                   o                                    o
Special Limitations on Futures and Options
                                                                                                   o
Transactions
Special Situations
Spreads and Straddles                                         o                                    o

                                                                               5

                                   LVIP Baron Growth Opportunities Fund   LVIP BlackRock Emerging Markets Index RPM Fund
Stock Index Futures                                   o                                            o
Swaps and Swaps-Related Products                                                                   o
Temporary Defensive Strategies                        o                                            o
U.S. Government Securities                            o                                            o

                                   LVIP Capital Growth Fund   LVIP Cohen & Steers Global Real Estate Fund
Stock Index Futures                             o                                   o
Swaps and Swaps-Related Products                o
Temporary Defensive Strategies                  o                                   o
U.S. Government Securities                      o                                   o

                                   LVIP Columbia Value Opportunities Fund   LVIP Delaware Growth and Income Fund
Stock Index Futures                                    o                                       o
Swaps and Swaps-Related Products                       o
Temporary Defensive Strategies                         o                                       o
U.S. Government Securities                             o                                       o

                                   LVIP Delaware Social Awareness Fund   LVIP Special Opportunities Fund
Stock Index Futures                                  o                                   o
Swaps and Swaps-Related Products
Temporary Defensive Strategies                       o                                   o
U.S. Government Securities                           o                                   o

                                   LVIP Janus Capital Appreciation Fund   LVIP MFS International Growth Fund
Stock Index Futures                                   o                                     o
Swaps and Swaps-Related Products                      o
Temporary Defensive Strategies                        o                                     o
U.S. Government Securities                            o                                     o

                                   LVIP MFS Value Fund   LVIP Mid-Cap Value Fund   LVIP Mondrian International Value Fund
Stock Index Futures                          o                       o                                 o
Swaps and Swaps-Related Products
Temporary Defensive Strategies               o                       o                                 o
U.S. Government Securities                   o                       o                                 o

                                   LVIP SSgA Developed International 150 Fund

 International 150 Fund   LVIP Eme
Stock Index Futures                             o IP SSgA Developed                             o
SgA Developed

Swaps and Swaps-Related Products                o            o IP S                             o
       o IP S

Temporary Defensive Strategies                    o            o                                o
         o

U.S. Government Securities                       o              o                               o
          o

                                   LVIP SSgA International Index Fund   LVIP SSgA Large Cap 100 Fund
Stock Index Futures                                  o                                 o
Swaps and Swaps-Related Products                     o                                 o
Temporary Defensive Strategies                       o                                 o
U.S. Government Securities                           o                                 o

                                   LVIP SSgA S&P 500 Index Fund   LVIP SSgA Small-Cap Index Fund
Stock Index Futures                               o                               o
Swaps and Swaps-Related Products
Temporary Defensive Strategies                    o                               o
U.S. Government Securities                        o                               o

                                   LVIP SSgA Small Mid-Cap 200 Fund   LVIP T. Rowe Price Growth Stock Fund
Stock Index Futures                                 o                                    o
Swaps and Swaps-Related Products                    o
Temporary Defensive Strategies                      o                                    o
U.S. Government Securities                          o                                    o

                                   LVIP T. Rowe Price Structured Mid-Cap Growth Fund   LVIP Templeton Growth Fund
Stock Index Futures                                         o                                        o
Swaps and Swaps-Related Products
Temporary Defensive Strategies                              o                                        o
U.S. Government Securities                                  o                                        o

                                   LVIP Turner Mid-Cap Growth Fund   LVIP Wells Fargo Intrinsic Value Fund
Stock Index Futures                                o                                    o
Swaps and Swaps-Related Products                                                        o
Temporary Defensive Strategies                     o                                    o
U.S. Government Securities                         o                                    o

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Funds' total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the
Funds' total assets.

Specifically, provisions of the 1940 Act require each fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Funds' total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5%
of a Fund's total assets must maintain continuous asset coverage. If the 300%
asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit;
either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price)
established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of

6

the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as
(but not limited to) the European Economic Community and the World Bank, or
other issuers.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United
States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service
(Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time a fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities;
subject to this requirement, a fund may purchase securities on such basis without limit. An increase in the percentage of a fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the fund's net asset value.

Exchange-Traded Funds (ETFs). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The funds could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Foreign Currency-Denominated Cash. To facilitate overseas securities transactions, the fund may hold a portion of its assets in foreign currency-
denominated cash or cash equivalents and foreign government securities. The amount held in cash may range between 2% and 15% of fund assets, although the fund anticipates that under normal circumstances, less than 10% of fund assets would be held in cash. The amount held in cash equivalents, combined with all other non-U.S. debt securities and money market instruments, would not exceed
35% of the fund's assets.

Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future.
Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

                                                                               7

A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency)
approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.
Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund's exposure to a foreign currency and that currency's value declines, a Fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.
Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S.
investment or on the ability to repatriate assets or convert currency into U.S.
dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.
Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. Unless otherwise defined in the prospectus, an emerging market country is a country defined as an emerging or developing economy by the International Monetary Fund or any country included in the MSCI Index. The countries included in this definition will change over time. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

8

In addition to investing directly in equity securities, the funds may invest in
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and
Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S.
dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets.
Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities.
The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a
Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S.
Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an Futures Commission Merchant
(FCM) when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), the fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. The fund has filed a notice pursuant to CFTC
Regulation 4.5 claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Although the fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days.
However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time.
In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged.
In addition, there can be no assurance that there will be a correlation between movements

                                                                               9

in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be "fair" valued in accordance with a Fund's procedures, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser will determine the liquidity of securities purchased by the Funds, subject to oversight by the Board of
Trustees.

The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail itself of Rule 144A under the Securities Act of 1933 which permits the Funds to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.
Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United
States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the

10

percentage limits of the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each fund
(except the funds of funds) has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940
Act.

Lincoln National Corporation (LNC) Stock. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services. The funds are prohibited from purchasing securities issued by LNC or any affiliate thereof.
The funds may, however, hold shares of LNC or affiliates thereof through the funds' investment in underlying index funds whose investment objective is to match the investment performance of a broad-based index.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated.
Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender.
Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers'
acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer

                                                                              11

maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO)
receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collaterized mortgage obligations (CMOs)
and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities -  so-called
"non-agency mortgage-backed securities" -  are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S.
Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S.
dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S.
dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A
Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies.
Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). Such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange,
subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter

trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Options on Futures Contracts. A Fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Options on Securities. The Funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price.
A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it.
The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a Fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss.
This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects

                                                                              13

of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a Fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the Fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise
(in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the
Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

A Fund's written options positions will be covered at all times. A call option written by a Fund will be deemed to be covered if the Fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a Fund will be deemed to be covered if the Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the Fund. A Fund may also cover a written options position by segregating cash or liquid securities equal to the
Fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so.
Although the Fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the
Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing"
restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act.

Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the
Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time.
Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

While a reverse repurchase agreement is outstanding, the fund will segregate appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.

Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities.
Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a
Fund which expire without being exercised will result in a loss to the Fund.

Short Sales. Stocks underlying a Fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by a Fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A Fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A Fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Special Limitations on Futures and Options Transactions. The LVIP Wells Fargo
Intrinsic Value Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put option if, as a result, the fund's total obligations upon settlement or exercise of purchased future contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to securities that incorporate features similar to options.

Special Situations. A fund may invest in certain securities under special situations. A special situation arises when, in the adviser's opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant.
Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

                                                                              15

A fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.

Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously.
Accordingly, a Fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a
Fund were to purchase or sell a single option. Similarly, costs incurred by a
Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if a Fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if a Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by a Fund (or, where the exercise price is less than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference).

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a fund's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk
(involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a fund may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Swaps and Swaps-Related Products. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped"
between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. Another type of swap is an inflation swap in which one party transfers inflation risk to another party through an exchange of cash flows. One of the parties pays a fixed rate tied to a notional principal amount, while the other party pays a floating rate tied to an inflation index.

A cap is a contract for which the buyer pays a fee, or premium, to obtain protections against a rise in a particular interest rate above a certain level.
For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor).
A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into swap transactions, caps and floors on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each transaction will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be posted as collateral with the counterparty.

A fund may enter into a credit default swap ("CDS") contract, which is an instrument by which one party transfers to another party the financial risk of a certain credit event as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection given by the seller of the CDS contract, the purchaser of the protection agrees to pay the seller of the protection a periodic premium. The fund might use CDS contracts to limit or to reduce the risk exposure of the fund to defaults of the

issuers of its holdings or to decreases in certain markets. The fund might also sell protection and use CDS contracts to increase or vary exposure to certain securities or markets. As the seller of protection, in the event a credit event occurs, the seller of protection has the obligation to make the purchaser whole or pay an agreed upon amount in return for the transfer to the seller of protection of the reference securities.

CDS contracts do not involve netting, but require the payment of a premium by the purchaser of protection and if a credit event occurs, the delivery to the seller of protection of the reference securities, securities equal in value to the reference securities or the negotiated monetary value of the obligation. If a credit event occurs, the seller of protection has the obligation to make the purchaser of protection whole or pay an agreed upon amount. If the fund enters into a swap transaction on other than a net basis, such as with a CDS contract, the fund will post cash or other liquid assets as collateral to cover its obligations under the swap transaction.

The use of swaps and swap-related transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Fund's use of these transactions will be successful in furthering its investment objective will depend on a sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. These transactions are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

A significant risk in swap and swap-related transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the ability of the counterparty to meet its contractual obligations.
The adviser will monitor the creditworthiness of all counterparties on an ongoing basis, if there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect fund performance and a Fund may not achieve its investment objectives.

U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage
Association (GNMA) certificates and Federal Housing Administration (FHA)
debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the
U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers
Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit
Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities
(STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms.
Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including
Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and
Certificates of Accrual on Treasury Securities (CATS) and may not be deemed
U.S. Government securities.

A Fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S.
Government or its agencies or instrumentalities.

SEC Name Rule Requirement (LVIP BlackRock Emerging Markets Index RPM Fund, LVIP
Cohen & Steers Global Real Estate Fund, LVIP Mid-Cap Value Fund, LVIP SSgA
International Index Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA Small-Cap
Index

                                                                              17

Fund, LVIP SSgA Small-Mid Cap 200 Fund, LVIP S&P 500 Index Fund, LVIP T. Rowe
Price Growth Stock Fund, LVIP Turner Mid-Cap Growth Fund, and Wells Fargo
Intrinsic Value Fund only).

LVIP BlackRock Emerging Markets Index RPM Fund. The fund's policy of normally investing at least 80% of its net assets in securities of companies in emerging markets countries and securities held by the benchmark index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Cohen & Steers Global Real Estate Fund. The fund's policy of normally investing at least 80% of its net assets in companies in the real estate industry is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Mid-Cap Value Fund. The fund's policy of normally investing at least 80%
of its net assets in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA International Index Fund.The fund's policy of normally investing at least 80% of its net assets in stocks held by the benchmark index, currently the MSCI EAFE (Reg. TM) Index is a non-fundamental policy changeable only upon
60 days' prior notice to shareholders.

LVIP SSgA Large Cap 100 Fund. The fund's policy of normally investing at least
80% of its net assets in stocks of large U.S. companies by market capitalization is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA Small-Cap Index Fund. The fund's policy of normally investing at least 80% of its net assets in securities of stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 is a non-fundamental policy changeable only upon 60 days'
prior notice to shareholders.

LVIP SSgA Small- Mid Cap 200 Fund. The fund's policy of normally investing at least 80% of its net assets in stocks of small and mid cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP SSgA S&P 500 Index Fund. The fund's policy of normally investing at least
80% of its net assets in securities of issuers included in the S&P 500 Index is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP T. Rowe Price Growth Stock Fund. The fund's policy of normally investing at least 80% of its net assets in the common stocks of a diversified group of growth companies is a non-fundamental policy changeable only upon 60 days'
prior notice to shareholders.

LVIP Turner Mid-Cap Growth Fund. The fund's policy of normally investing at least 80% of its net assets in stocks of mid-cap companies is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

LVIP Wells Fargo Intrinsic Value Fund. The fund's policy of normally investing at least 80% of its net assets in equity securities is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

More About the MSCI EAFE (Reg. TM) Index (LVIP SSgA International Index Fund).
INVESTORS LOOK TO INDEXES AS A STANDARD OF MARKET PERFORMANCE. INDEXES ARE
MODEL PORTFOLIOS, THAT IS, GROUPS OF STOCKS OR BONDS SELECTED TO REPRESENT AN
ENTIRE MARKET. THE MSCI EAFE (Reg. TM) INDEX is a stock market index of foreign stock from 21 developed markets, but excludes those from the U.S. and Canada.
The index targets coverage of 85% of the market capitalization of the equity market of all countries that are part of the index.

The LVIP SSgA International Index Fund seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval. When evaluating the fund's performance, the MSCI EAFE (Reg. TM) Index is used as the benchmark.

The fund is normally fully invested. The sub-adviser invests in stock index futures to maintain market exposure and manage cash flow. The fund may purchase other types of securities that are not primarily investments vehicles, for example American Depository Receipts (ADRs), Global Depositary Receipts (GDRs),
European depositary Receipts (EDRs), and certain ETFs, cash equivalents, and certain derivatives. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments. The fund may not track the performance of the index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued.

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"),
ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD
PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI
INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE
PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR
ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY
[LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY,
EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR
ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS
FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK
MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN
TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE
DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE
ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE

MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF
THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING,
COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS
RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF,
PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR
CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS
REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY
TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN
CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE
CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE
OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE
COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI
PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM
THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI
PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF
OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER,
NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND,
AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF
MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI
INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN
NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT,
INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST
PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

More About the S&P 500 Index (LVIP SSgA S&P 500 Index Fund). Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market. The S&P
500 Index is a widely used measure of large U.S. company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade and range and diversity of the American economy.

The fund seeks to approximate as closely as possible, before fees and expenses, the total return of the S&P 500 Index. To accomplish this objective the fund's sub-adviser, SSgA Funds Management, Inc (SSgA FM), attempts to buy and sell all of the index's securities in the same proportion as they are reflected in the
S&P 500 Index, although the fund reserves the right not to invest in every security in the S&P 500 Index if it is not practical to do so under the circumstances. SSgA FM does not seek to beat the S&P 500 Index and does not seek temporary defensive positions when markets appear to be overvalued. SSgA
FM makes no attempt to apply economic, financial or market analysis when managing the fund. Including a security among the fund's holdings implies no opinion as to its attractiveness as an investment.

The fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities.
A stock index future obligates one party to deliver (and the other party to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.
No physical delivery of the underlying stocks in the index is made. Instead, the buyer and seller settle the difference in cash between the contract price and the market price on the agreed upon date. The buyer pays the difference if the actual price is lower than the contract price and the seller pays the difference if the actual price is higher. There can be no assurance that a liquid market will exist at the time when the fund seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of any unfavorable position.

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500
Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500
INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY
ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY
OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED
THEEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR

                                                                              19

PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY
FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST
PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Portfolio Transactions and Brokerage
The Funds' adviser or sub-advisers (collectively referred to as adviser) is responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the
United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the
Fund usually includes an undisclosed dealer commission or mark-up. In the U.S.
Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated
commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The adviser currently provides investment advice to a number of other clients.
It will be the practice of the adviser to allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the adviser provides investment advice
(including affiliates of the adviser, as the case may be).

On occasions when the adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including a
Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser regards as a useful supplement of its own internal research capabilities.

The adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser; in addition, the adviser may allocate trades among brokers that generally provide such services. During the fiscal year, the total amount of brokerage transactions and the total commissions paid with respect to such transactions are set forth in the second table below. Research services furnished by brokers are for the benefit of all the clients of the adviser and not solely or necessarily for the benefit of the Funds. The adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the adviser by any amount that might be attributable to the value of such services.

During the fiscal years ended December 31, 2011, December 31, 2010 and December
31, 2009, the Funds incurred brokerage commissions as follows:

Brokerage and Research Services

                                                                 2011         2010         2009
                                                             ----------- ------------- ------------
   LVIP Baron Growth Opportunties Fund......................   167,557    $  129,5511   $   76,282
   LVIP BlackRock Emerging Markets Index RPM Fund2..........     N/A          N/A           N/A
   LVIP Capital Growth Fund.................................   195,615        215,597      266,446
   LVIP Cohen & Steers Global Real Estate Fund..............   552,731       698,4543      914,298
   LVIP Columbia Value Opportunities Fund...................   170,255       120,9554       78,217
   LVIP Delaware Growth and Income Fund.....................   978,698      1,130,331    1,224,525
   LVIP Delaware Social Awareness Fund......................   654,580        603,790      582,490
   LVIP Delaware Special Opportunities Fund.................   200,111        195,571      222,468
   LVIP Janus Capital Appreciation Fund.....................  632,3526        300,221      350,637
   LVIP MFS International Growth Fund.......................   466,010     1,048,4165      659,179
   LVIP MFS Value Fund......................................   292,418        264,178      270,868
   LVIP Mid-Cap Value Fund..................................   134,356        150,298      221,190
   LVIP Mondrian International Value Fund...................   259,249        195,454      139,907
   LVIP SSgA Developed International 150 Fund...............  223,5327       120,1104       34,964
   LVIP SSgA Emerging Markets 100 Fund......................   390,614       356,4694      164,313
   LVIP SSgA International Index Fund.......................  187,6167         57,894       52,195
   LVIP SSgA Large Cap 100 Fund.............................   167,871       149,6184      101,425
   LVIP SSgA S&P 500 Index Fund.............................    78,364         95,147      120,594
   LVIP SSgA Small-Cap Index Fund...........................    66,582        123,050       70,109
   LVIP SSgA Small-Mid Cap 200 Fund.........................    87,693        69,5394       82,938
   LVIP T. Rowe Price Growth Stock Fund.....................   115,136        157,694      167,085
   LVIP T. Rowe Price Structured Mid-Cap Growth Fund........   105,188         73,680       57,508
   LVIP Templeton Growth Fund...............................  153,9428         88,033       94,956
   LVIP Turner Mid-Cap Growth Fund..........................    96,402         73,738       63,747
   LVIP Wells Fargo Instrinsic Value Fund...................   321,390       197,5843    1,661,517

1 In 2010, portfolio brokerage was higher than in 2009 due to significant corporate merger activity creating higher portfolio turnover.

2 The Fund did not pay for any brokerage and research services because the Fund had not yet commenced operations.

3 In 2010, portfolio brokerage was lower than in 2009 due to lower portfolio turnover.

4 In 2010, portfolio brokerage was higher than in 2009 due to increased cash flows contributed to higher volume of shares traded.

5 In 2010, portfolio brokerage was higher than in 2009 due to higher portfolio turnover with sub-adviser change.

6 In 2011, portfolio brokerage was higher due to higher portfolio turnover and a change in a Co-Portfolio Manager.

7 In 2011, portfolio brokerage was higher due to increased cashflow and a geographic shift to Japan.

8 In 2011, portfolio brokerage was higher due to higher portfolio turnover in the Fund.

                                                                              21

During the fiscal year ended December 31, 2011, the adviser or sub-adviser, as appropriate, for each of the following Funds allocated the following amount of transactions to broker-dealers that provided them with certain research, statistics and other information:

                                                                             Related Brokerage
                                                              Transactions      Commissions
                                                             -------------- ------------------
   LVIP Baron Growth Opportunities Fund.....................   23,405,267        $ 18,200
   LVIP BlackRock Emerging Markets Index RPM Fund1..........       N/A              N/A
   LVIP Capital Growth Fund.................................   15,648,181           9,568
   LVIP Cohen & Steers Global Real Estate Fund..............       N/A              N/A
   LVIP Columbia Value Opportunities Fund...................    48,104729          89,476
   LVIP Delaware Growth and Income Fund.....................  904,493,673         922,000
   LVIP Delaware Social Awareness Fund......................  588,770,945         620,366
   LVIP Delaware Special Opportunities Fund.................  177,549,579         189,310
   LVIP Janus Capital Appreciation Fund.....................  309,938,464         101,443
   LVIP MFS International Growth Fund.......................  450,563,236         461,894
   LVIP MFS Value Fund......................................  462,283,560         287,841
   LVIP Mid-Cap Value Fund..................................    5,476,777           5,702
   LVIP Mondrian International Value Fund...................       N/A              N/A
   LVIP SSgA Developed International 150 Fund...............       N/A              N/A
   LVIP SSgA Emerging Markets 100 Fund......................       N/A              N/A
   LVIP SSgA International Index Fund.......................       N/A              N/A
   LVIP SSgA Large Cap 100 Fund.............................       N/A              N/A
   LVIP SSgA S&P 500 Index Fund.............................       N/A              N/A
   LVIP SSgA Small-Cap Index Fund...........................       N/A              N/A
   LVIP SSgA Small-Mid Cap 200 Fund.........................       N/A              N/A
   LVIP T. Rowe Price Growth Stock Fund.....................   45,614,344          33,559
   LVIP T. Rowe Price Structured Mid-Cap Growth Fund........   32,076,228          36,942
   LVIP Templeton Growth Fund...............................   81,767,653          60,591
   LVIP Turner Mid-Cap Growth Fund..........................     1,064363          21,028
   LVIP Wells Fargo Instrinsic Value Fund...................  227,784,807         288,176

1 No amounts were allocated because the Fund had not yet commenced operations.

Purchases of Securities of "Regular" Brokers or Dealers

As of December 31, 2011, the following Funds held securities issued by their
"regular" broker-dealers or the parent companies of their "regular"
broker-dealers:

                                                           Value of Securities
                                                              of "Regular"
                                                             Broker-Dealers
                                                          --------------------
   LVIP Baron Growth Opportunities Fund..................          N/A
   LVIP BlackRock Emerging Markets Index RPM Fund........          N/A
   LVIP Capital Growth Fund..............................          N/A
   LVIP Cohen & Steers Global Real Estate Fund...........          N/A
   LVIP Columbia Value Opportunties Fund.................          N/A
   LVIP Delaware Growth and Income Fund
   JP Morgan Chase.......................................      $18,028,000
   LVIP Delaware Social Awareness Fund...................          N/A
   LVIP Delaware Special Opportunities Fund..............          N/A
   LVIP Janus Capital Appreciation Fund..................          N/A
   LVIP MFS International Growth Fund
   Barclays Investments..................................      $ 1,798,000
   Credit Suisse.........................................      $ 1,924,000
   LVIP MFS Value Fund
   Bank of America.......................................      $ 4,304,000
   Barclays Investments..................................      $ 6,263,000
   Goldman Sachs.........................................      $13,617,000
   BNY Mellon............................................      $ 9,476,000
   LVIP Mid-Cap Value Fund...............................          N/A

                                                              Value of Securities
                                                                 of "Regular"
                                                                Broker-Dealers
                                                             --------------------
   LVIP Mondrian International Value Fund
   Deutsche Banc............................................      $12,446,000
   LVIP SSgA Developed International 150 Fund...............          N/A
   LVIP SSgA Emerging Markets 100 Fund......................          N/A
   LVIP SSgA International Index Fund
   Credit Suisse............................................      $ 1,963,000
   Deutsche Banc............................................      $ 4,481,000
   UBS Investment Bank......................................      $ 3,117,000
   Barclays Investments.....................................      $ 2,315,000
   Nomura...................................................      $   790,000
   LVIP SSgA Large Cap 100 Fund
   Morgan Stanley...........................................      $ 3,005,000
   LVIP SSgA S&P 500 Index Fund
   Bank of America..........................................      $ 8,443,000
   Citigroup................................................      $12,065,000
   Goldman Sachs............................................      $ 6,827,000
   BNY Mellon...............................................      $ 3,750,000
   Morgan Stanley...........................................      $ 3,427,000
   LVIP SSgA Small-Cap Index Fund...........................          N/A
   LVIP SSgA Small-Mid Cap 200 Fund.........................          N/A
   LVIP T. Rowe Price Growth Stock Fund.....................          N/A
   LVIP T. Rowe Price Structured Mid-Cap Growth Fund........          N/A
   LVIP Templeton Growth Fund
   Citigroup................................................      $ 1,980,000
   Credit Suisse............................................      $ 1,385,000
   Deutsche Banc............................................      $ 1,368,000
   BNY Mellon...............................................      $ 2,235,000
   LVIP Turner Mid-Cap Growth Fund..........................          N/A
   LVIP Wells Fargo Intrinsic Value Fund....................          N/A

No Commissions to Finance Distribution

The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Funds' portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.

Commission Recapture Program

All funds entered into a commission recapture program with Russell, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements of the Funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell and the adviser and sub-adviser, if any, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a Fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term securities) by the average market value of the Fund's portfolio securities. The adviser intends to manage each Fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a
Fund's

                                                                              23

current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each
Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

The LVIP Capital Growth Fund experienced a decrease in portfolio turnover from
62% in 2010 to 37% in 2011. The decrease was due to the manager's high conviction in the fund's positioning at the end of 2010 and belief that current holdings would continue to offer compelling upside.

The LVIP Columbia Value Opportunities Fund experienced an increase in portfolio turnover from 57% in 2010 to 87% in 2011. The increase was related to significant changes in asset flows in addition to baseline turnover in the portfolio.

The LVIP Janus Capital Appreciation Fund experienced an increase in portfolio turnover from 46% in 2010 to 89% in 2011. This increase in 2011 was due in part to a change in Co-Portfolio Managers. The new Co-Portfolio Manager's growth oriented view was reflected in a transition of the Fund's assets out of more defensive positions.

The LVIP MFS International Growth Fund (Formerly LVIP Marsico International
Growth) experienced a decrease in turnover from 207% in 2010 to 69% in 2011.
The higher turnover in 2010 was due to the change in sub-adviser to MFS in
October 2010, which had resulted in significant portfolio restructuring.

The LVIP Mondrian International Value Fund experienced an increase in portfolio turnover from 20% in 2010 to 41% in 2011. The Fund's turnover increase in the last year was due to increased market volatility which raised more investment opportunities for the Fund.

The LVIP SSgA Large Cap 100 Fund experienced a decrease in portfolio turnover from 133% in 2010 to 45% in 2011. The decrease in portfolio turnover occurred due to lower volume of shares traded to perform the Fund's annual rebalance.

The LVIP SSgA Small-Mid Cap 200 Fund experienced a decrease in portfolio turnover from 76% in 2010 to 55% in 2011. The decrease in portfolio turnover occurred due to lower volume of shares traded to perform the Fund's annual rebalance.

The LVIP Templeton Growth Fund experienced an increase in portfolio turnover from 11% in 2010 to 29% in 2011. The portfolio turnover increased this year as some of the Fund's holdings reached sell levels and some attractive opportunities opened up in the market.

Trustees and Officers
The Board of Trustees oversees the management of the Funds and elects the
Trust's officers. The Trustees of the Trust (Trustees) have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their successors are elected and qualified. The Trust's officers, who also hold their positions until their successors are elected and qualified, are responsible for the day-to-day operations of the Funds.
Information pertaining to the Trustees and executive officers of the Trust is set forth below. The Trustee that is deemed an "interested person," as defined in the 1940 Act, is included in the table titled, "Interested Trustee."
Trustees who are not interested persons are referred to as Independent
Trustees. The Trustees were elected or re-elected at the Special Meeting of
Stockholders of the Trust on April 5, 2007 to serve until the next shareholders' meeting, if any, or until their successors shall have been duly elected and qualified.

The term Fund Complex includes the 66 funds of the Trust and the 5 funds of the
Lincoln Advisors Trust.

Interested Trustee

                          Position(s)        Term of Office
Name, Address and          Held With         and Length of
Year of Birth              the Funds          Time Served
----------------------- --------------- -----------------------
Daniel R. Hayes*        Chairman,       Chairman since
Radnor Financial        President and   September 2009;
Center                  Trustee         President and Trustee
150 N. Radnor Chester                   since December 2008
Road
Radnor, PA 19087
YOB: 1957

                                                        Number of
                                                         Funds in
                                  Principal                Fund              Other Board
                                Occupation(s)            Complex             Memberships
Name, Address and                during Past           Overseen by   Held by Trustee during Past
Year of Birth                     Five Years             Trustee             Five Years
----------------------- ----------------------------- ------------- ----------------------------
Daniel R. Hayes*        Vice President, The Lincoln        71       Lincoln Advisors Trust
Radnor Financial        National Life Insurance
Center                  Company; Formerly: Senior
150 N. Radnor Chester   Vice President, Fidelity
Road                    Investments
Radnor, PA 19087
YOB: 1957

* Daniel R. Hayes, currently Chairman and President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln
Life.

                             Independent Trustees

                          Position(s)       Term of Office
Name, Address and          Held With         and Length of
Year of Birth              the Funds          Time Served
------------------------ ------------- ------------------------
Michael D. Coughlin      Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1942
Nancy L. Frisby          Trustee       Trustee since April
1300 S. Clinton Street                 1992
Fort Wayne, IN 46802
YOB: 1941
Elizabeth S. Hager       Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon,           Trustee       Trustee since February
Ph.D.                                  2006; formerly:
1300 S. Clinton Street                 Advisory Trustee from
Fort Wayne, IN 46802                   November 2004 to
YOB: 1948                              February 2006
Thomas D. Rath           Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Trustee       Trustee since February
1300 S. Clinton Street                 1998
Fort Wayne, IN 46802
YOB: 1943
David H. Windley         Trustee       Trustee since August
1300 S. Clinton Street                 2004
Fort Wayne, IN 46802
YOB: 1943

                                                         Number of
                                                          Funds in
                                   Principal                Fund              Other Board
                                 Occupation(s)            Complex             Memberships
Name, Address and                 during Past           Overseen by   Held by Trustee during Past
Year of Birth                      Five Years             Trustee             Five Years
------------------------ ----------------------------- ------------- ----------------------------
Michael D. Coughlin      Management Consultant,             71       Merrimack County Savings
1300 S. Clinton Street   Owner of Coughlin                           Bank; Trustee of Merrimack
Fort Wayne, IN 46802     Associates                                  Bankcorp, MHC; Lincoln
YOB: 1942                                                            Advisors Trust
Nancy L. Frisby          Retired; Formerly: Senior          71       Lincoln Advisors Trust
1300 S. Clinton Street   Vice President and Chief
Fort Wayne, IN 46802     Financial Officer, Desoto
YOB: 1941                Memorial Hospital
Elizabeth S. Hager       Retired, State                     71       Lincoln Advisors Trust
1300 S. Clinton Street   Representative, State of
Fort Wayne, IN 46802     New Hampshire; Retired,
YOB: 1944                Executive Director, United
                         Way of Merrimack County
Gary D. Lemon,           Joseph Percival Allen, III,        71       Lincoln Advisors Trust
Ph.D.                    University Professor;
1300 S. Clinton Street   James W. Emison Director
Fort Wayne, IN 46802     of the Robert C.
YOB: 1948                McDermond Center for
                         Management and
                         Entrepreneurship;
                         Professor of Economics
                         and Management, DePauw
                         University
Thomas D. Rath           Managing Partner, Rath,            71       Associated Grocers of New
1300 S. Clinton Street   Young, and Pignatelli, P.C.                 England; Lincoln Advisors
Fort Wayne, IN 46802                                                 Trust
YOB: 1945
Kenneth G. Stella        Retired; Formerly:                 71       Advisory Board of Harris
1300 S. Clinton Street   President Emeritus, Indiana                 Bank; St. Vincent Health;
Fort Wayne, IN 46802     Health Association,                         Lincoln Advisors Trust
YOB: 1943                Formerly: President,
                         Indiana Hospital & Health
                         Association
David H. Windley         Retired, Formerly: Director        71       Lincoln Advisors Trust
1300 S. Clinton Street   of Blue & Co., LLC
Fort Wayne, IN 46802
YOB: 1943

Officers Who Are Not Trustees

                            Position(s)        Term of Office
Name, Address and            Held With         and Length of
Year of Birth                the Funds          Time Served
------------------------ ---------------- -----------------------
Kevin J. Adamson         Vice President   Vice President since
1300 S. Clinton Street                    June 2011; Formerly:
Fort Wayne, IN 46802                      Second Vice President
YOB: 1966                                 since May 2006

                                                        Number of
                                                         Funds in
                                   Principal               Fund              Other Board
                                 Occupation(s)           Complex             Memberships
Name, Address and                 during Past          Overseen by   Held by Trustee during Past
Year of Birth                     Five Years             Trustee             Five Years
------------------------ ---------------------------- ------------- ----------------------------
Kevin J. Adamson         Vice President and Chief          N/A                   N/A
1300 S. Clinton Street   Operating Officer, Lincoln
Fort Wayne, IN 46802     Investment Advisors
YOB: 1966                Corporation; Vice
                         President, Director of
                         Funds Management, The
                         Lincoln National Life
                         Insurance Company;
                         Formerly: Director of
                         Financial Operations, Swiss
                         Re/Lincoln Re

                                                                              25

                             Position(s)         Term of Office
Name, Address and             Held With           and Length of
Year of Birth                 the Funds            Time Served
------------------------ ------------------ ------------------------
Jeffrey D. Coutts        Senior Vice        Senior Vice President
1300 S. Clinton Street   President and      and Treasurer since
Fort Wayne, IN 46802     Treasurer          March 2012
YOB: 1969
..                        Chief Accounting   Vice President since
William P. Flory, Jr.    Officer and Vice   June 2011; Chief
1300 S. Clinton Street   President          Accounting Officer
Fort Wayne, IN 46802                        since May 2006;
YOB: 1961                                   Formerly: Second Vice
                                            President since 2007
David A. Weiss           Vice President     Vice President since
One Granite Place                           June 2011; Formerly:
Concord, NH 03301                           Assistant Vice
YOB: 1976                                   President since August
                                            2007
John (Jack) A.           Vice President     Chief Compliance
Weston                   and Chief          Officer since May 2007
One Granite Place        Compliance
Concord, NH 03301        Officer
YOB: 1959
Jill R. Whitelaw         Secretary and      Secretary since June
Radnor Financial         Chief Legal        2011
Center                   Officer
150 N. Radnor Chester
Road
Radnor, PA 19087
YOB: 1963

                                                         Number of
                                                          Funds in
                                   Principal                Fund              Other Board
                                 Occupation(s)            Complex             Memberships
Name, Address and                 during Past           Overseen by   Held by Trustee during Past
Year of Birth                      Five Years             Trustee             Five Years
------------------------ ----------------------------- ------------- ----------------------------
Jeffrey D. Coutts        Treasurer, Lincoln National        N/A                   N/A
1300 S. Clinton Street   Corporation; Formerly:
Fort Wayne, IN 46802     Senior Vice President,
YOB: 1969                Insurance Solutions
                         Financial Management, The
                         Lincoln National Life
                         Insurance Company;
                         Formerly: Vice President,
                         Product Development,
                         Employer Markets Division,
                         The Lincoln National Life
                         Insurance Company
..                        Second Vice President and          N/A                   N/A
William P. Flory, Jr.    Director of Separate
1300 S. Clinton Street   Account Operations, The
Fort Wayne, IN 46802     Lincoln National Life
YOB: 1961                Insurance Company
David A. Weiss           Vice President and Chief           N/A                   N/A
One Granite Place        Investment Officer, Lincoln
Concord, NH 03301        Investment Advisors
YOB: 1976                Corporation; Vice
                         President, Funds
                         Management Research,
                         The Lincoln National Life
                         Insurance Company;
                         Formerly: Director, Funds
                         Management Research;
                         Mutual Fund/Securities
                         Analyst; Senior Mutual
                         Fund Analyst, Jefferson
                         Pilot Corp.
John (Jack) A.           Vice President, Investment         N/A                   N/A
Weston                   Advisor Chief Compliance
One Granite Place        Officer, The Lincoln
Concord, NH 03301        National Life Insurance
YOB: 1959                Company; Formerly:
                         Treasurer, Jefferson Pilot
                         Variable Fund, Inc.
Jill R. Whitelaw         Chief Counsel - Funds              N/A                   N/A
Radnor Financial         Management, Lincoln
Center                   National Corporation; Of
150 N. Radnor Chester    Counsel - Montgomery,
Road                     McCracken, Walker &
Radnor, PA 19087         Rhoades; Director - Merrill
YOB: 1963                Lynch & Co.

Trustee Qualifications

The following is a brief description of the experience and attributes of each
Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust's Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the SEC, and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the
Board of Trustees.

Michael D. Coughlin. Mr. Coughlin has served as a Trustee of Lincoln Variable
Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Coughlin previously served as a Director of the Jefferson
Pilot Variable Fund, Inc. (JPVF) from 1989 to 2007, and as Chairman of JPVF from 2005 to 2007. Mr. Coughlin owns Michael D. Coughlin Associates (General
Management Consulting) and previously was President of Concord Litho Company,
Inc. from 1985 to 1999. Mr. Coughlin's background includes Chairman or
President roles in a number of companies and charitable organizations. He is currently a Trustee of

Merrimack County Savings Bank in New Hampshire. Through his experience, Mr.
Coughlin is qualified to advise the Board in management, financial and investment matters.

Nancy L. Frisby. Ms. Frisby has been a Trustee for the Lincoln Variable
Insurance Products Trust since 1992 and has served as a Trustee of the Lincoln
Advisors Trust since June 2011. Ms. Frisby served as the Senior Vice President
(since 2000) and Chief Financial Officer of the DeSoto Memorial Hospital,
Arcadia, Florida from 1999 until her retirement in 2007. She previously served as Chief Financial Officer of Bascom Palmer Eye Institute at the University of
Miami School of Medicine and the Chief Financial Officer of St. Joseph Medical
Center, Fort Wayne, IN. Ms. Frisby is a member of the American Institute of
Certified Public Accountants and the Indiana CPA Society. She is a former officer of the Fort Wayne Chapter of the Financial Executives Institute, and
previously served as Board Chair of the Byron Health Center in Fort Wayne.
Through her experience, Ms. Frisby brings leadership and financial insight as
Chair of the Audit Committee.

Elizabeth S. Hager. Ms. Hager has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. She previously served as a Director of the Jefferson Pilot
Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until 2010, then Executive Vice
President of Granite United Way until her retirement in 2011. Ms. Hager has also served as a State Representative in the State of New Hampshire for 26
years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.

Daniel R. Hayes. Mr. Hayes has served as President and Trustee of the Lincoln
Variable Insurance Products Trust since 2008 and as its Chairman since 2009. He has served as President, Chairman and Trustee of the Lincoln Advisors Trust
since June 2011. Mr. Hayes joined Lincoln Financial Group as Head of Funds
Management in 2008. Mr. Hayes also serves as President and Director of Lincoln
Investment Advisors Corporation. Mr. Hayes previously served as Senior Vice
President with Fidelity Investments, managing Fidelity's business and relationships with insurance companies. Prior to his employment with Fidelity,
Mr. Hayes served as Vice President with Provident Mutual Life Insurance Company and as Vice President with Ameritas Financial. Mr. Hayes brings over twenty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.

Gary D. Lemon. Dr. Lemon served as Advisory Trustee for the Lincoln Variable
Insurance Products Trust since 2004 and as a Trustee since 2006. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Dr. Lemon has a
Master's Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a
Professor of Economics at DePauw University. Dr. Lemon currently is the Joseph
Percival Allen III University Professor and is the Director of the McDermond
Center for Management and Entrepreneurship. He has served on several committees and in various advisory roles in both the community and university settings.
Through his experience, Dr. Lemon brings academic and investment insight as the
Chair of the Investment Committee.

Thomas D. Rath. Mr. Rath has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 2007. He has served as a Trustee of Lincoln
Advisors Trust since June 2011. He previously served as a Director of the
Jefferson Pilot Variable Fund, Inc. since 1997. Mr. Rath, currently Chairman of
Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and
Attorney General of the State of New Hampshire. Through his experience, Mr.
Rath brings a legal and legislative perspective to the Board.

Kenneth G. Stella. Mr. Stella has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 1998. He has served as a Trustee of Lincoln
Advisors Trust since June 2011. Mr. Stella is President Emeritus of the Indiana
Hospital Association, Indianapolis, Indiana ("Association"). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services.
Mr. Stella also serves as a Board Member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead
Independent Trustee and Chair of the Nominating and Governance Committee.

David H. Windley. Mr. Windley has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 2004. He has served as a Trustee of Lincoln
Advisors Trust since June 2011. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight to the Board.

Each Trustee also has familiarity with the Lincoln Advisors Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her prior service as a Trustee of the Lincoln Variable Insurance Products
Trust.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust's day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The
Board is currently comprised of eight trustees, seven of whom are classified under the 1940

                                                                              27

Act as "non-interested" persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Interested Trustees).
An Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent
Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Stella currently serves as the Lead Independent Trustee. The Lead
Independent Trustee is the Independent Trustee that is currently serving as the
Chairperson of the Nominating and Governance Committee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The
Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief
Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust's activities, review the fund's financial statements, oversee compliance with regulatory requirements and review investment performance. The Independent
Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the investment performance of the funds with the adviser at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund's investment policies or restrictions. With respect to compliance matters, the Trust's Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Board regarding the operation of the Trust's compliance policies and procedures and any material compliance issues that arose during the quarter and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of funds in the Trust, the total assets of the
Trust and the general nature of the funds' investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the Board of
Trustees and for reporting the result of their activities to the Board. The
Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the Board's responsibility to shareholders of the Trust and others relating to oversight of fund accounting, the Trust's systems of control, the
Trust's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust's accounting policies, financial reporting and internal control systems. The members of the
Audit Committee include independent trustees: Nancy L. Frisby, Elizabeth S.
Hager, and David H. Windley. The Audit Committee met four times during the last fiscal year.

The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee are: Michael D.
Coughlin, Gary D. Lemon and Thomas D. Rath. The Investment Committee met four times during the last fiscal year.

The Board of Trustees has established a Nominating and Governance Committee.
The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager,
Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee
is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The
Nominating and Governance Committee met twice during the last fiscal year. The
Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and
Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box
2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of December 31, 2011, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2011, the dollar range of equity securities owned beneficially by each Trustee in the
Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:

Interested Trustees

                                                                       Aggregate Dollar Range of Equity
                                                                    Securities in All Registered Investment
                                                                       Companies Overseen by Trustee in
Name of Trustee    Dollar Range of Equity Securities in the Funds       Family of Investment Companies
----------------- ------------------------------------------------ ----------------------------------------
Daniel R. Hayes                         None                                         None

Independent Trustees

Name of Trustee                     Dollar Range of Equity Securities in the Funds
--------------------- --------------------------------------------------------------------------
Michael D. Coughlin               LVIP SSgA Emerging Markets 100 Fund - $1-$10,000
                                      LVIP SSgA Large Cap 100 Fund - $1-$10,000
                                 LVIP SSgA Small-Mid Cap 200 Fund - $10,001-$50,000
Nancy L. Frisby       LVIP Delaware Foundation Conservative Allocation Fund - $50,001-$100,000
                               LVIP Delaware Growth and Income Fund - $10,001-$50,000
                               LVIP Delaware Social Awareness Fund - $50,001-$100,000
                             LVIP Delaware Special Opportunities Fund - $50,001-$100,000
                                  LVIP SSgA Small Cap Index Fund - $10,001-$50,000
Elizabeth S. Hager             LVIP Delaware Growth and Income Fund - $10,001-$50,000
                                LVIP Delaware Social Awareness Fund - $10,001-$50,000
                                  LVIP Janus Capital Appreciation Fund - $1-$10,000
                                 LVIP Mondrian International Value Fund - $1-$10,000
                                  LVIP Protected Profile Moderate Fund - $1-$10,000
                                   LVIP Protected Profile Growth Fund - $1-$10,000
Gary D. Lemon                  LVIP Delaware Growth and Income Fund - $10,001-$50,000
Thomas D. Rath                    LVIP Delaware Growth and Income Fund - $1-$10,000
                                        LVIP Global Income Fund - $1-$10,000
                                  LVIP SSgA Emerging Markets 100 Fund - $1-$10,000
                                  LVIP T. Rowe Price Growth Stock Fund - $1-$10,000
Kenneth G. Stella               LVIP Delaware Social Awareness Fund - $10,001-$50,000
                             LVIP Delaware Special Opportunities Fund - $10,001-$50,000
David H. Windley                        LVIP Delaware Bond Fund - $1-$10,000
                                LVIP Delaware Social Awareness Fund - $10,001-$50,000
                             LVIP Delaware Special Opportunities Fund - $10,001-$50,000
                                   LVIP MFS International Growth Fund - $1-$10,000
                                 LVIP Mondrian International Value Fund - $1-$10,000
                            LVIP SSgA Developed International 150 Fund - $10,001-$50,000
                                LVIP SSgA Emerging Markets 100 Fund - $10,001-$50,000
                                 LVIP Wells Fargo Intrinsic Value Fund - $1-$10,000

                          Aggregate Dollar Range of Equity
                       Securities in All Registered Investment
                          Companies Overseen by Trustee in
Name of Trustee            Family of Investment Companies
--------------------- ----------------------------------------
Michael D. Coughlin   $ 10,001-$50,000
Nancy L. Frisby                    Over $100,000
Elizabeth S. Hager    $50,001-$100,000
Gary D. Lemon         $ 10,001-$50,000
Thomas D. Rath        $      1-$10,000
Kenneth G. Stella     $50,001-$100,000
David H. Windley      $50,001-$100,000

Compensation

The following table sets forth the compensation paid to the independent trustees by the Trust and by the Fund Complex for the fiscal year ended
December 31, 2011:

                                     Aggregate Compensation      Total Compensation from the
Name of Person, Position                 from the Trust            Trust and Fund Complex
--------------------------------    ------------------------    ----------------------------
  Michael D. Coughlin, Trustee               $84,500                       $84,500
  Nancy L. Frisby, Trustee                   $90,500                       $90,500
  Elizabeth S. Hager, Trustee                $85,500                       $85,500
  Gary D. Lemon, Trustee                     $91,500                       $91,500
  Thomas D. Rath, Trustee                    $84,500                       $84,500
  Kenneth G. Stella, Trustee                 $95,500                       $95,500
  David H. Windley, Trustee                  $85,500                       $85,500

Investment Adviser and Sub-Advisers
Investment Adviser. Lincoln Investment Advisors Corporation (LIA or the
adviser) is the investment adviser to the Funds. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance
Company (Lincoln Life). LIA's address is One Granite Place, Concord, New
Hampshire 03301. LIA (or its predecessors) has served as an investment adviser to

                                                                              29

mutual funds for over 20 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National
Corporation (LNC). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

Pursuant to the Investment Management Agreement (the Management Agreement), LIA
manages the Fund's portfolio investments and reports to the Board of Trustees.
With limited exception, the Fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the Funds' books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports;
and, legal services provided by LIA or an affiliate of LIA.

The advisory fee rates payable by each Fund to LIA are set forth in the following table:

                                           Annual Fee Rate Based on                      Investment Management Agreement
Fund                                       Average Daily Net Asset Value                 Effective Date
------------------------------------------ --------------------------------------------- --------------------------------
LVIP Baron Growth Opportunities Fund       1.00% of the average daily net assets         June 5, 2007
LVIP BlackRock Emerging Markets Index      0.55% of the average daily net assets         August 31, 2012
RPM Fund
LVIP Capital Growth Fund                   .75 of 1% of the first $100 million;          April 30, 2007
                                           .70 of 1% of the next $150 million;
                                           .65 of 1% of the next $750 million;
                                           and 0.60 of 1 %of the excess over $1 billion
LVIP Cohen & Steers Global Real Estate     .95 of 1% of average daily net assets         April 30, 2007
Fund
LVIP Columbia Value Opportunities Fund     1.05 of 1% of the first $60 million;          April 30, 2007
                                           .75 of 1% of the next $90 million;
                                           and .65 of 1 % of the excess over $150
                                           million
LVIP Delaware Growth and Income Fund       .48 of 1% of the first $200 million;          April 30, 2007
                                           .40 of 1% of the next $200 million; and
                                           .30 of 1% in excess over $400 million
LVIP Delaware Social Awareness Fund        .48 of 1% of the first $200 million;          April 30, 2007
                                           .40 of 1% of the next $200 million; and
                                           .30 of 1% in excess over $400 million
LVIP Delaware Special Opportunities Fund   .48 of 1% of the first $200 million;          April 30, 2007
                                           .40 of 1% of the next $200 million; and
                                           .30 of 1% in excess over $400 million
LVIP Janus Capital Appreciation Fund       .75 of 1% of the first $500 million; and      April 30, 2007
                                           .70 of 1% of the excess over $500 million
LVIP MFS International Growth Fund         1.00 of 1% of the first $50 million;          October 1, 2010
                                           .95 of 1% of the next $50 million;
                                           .90 of 1% of the next $50 million;
                                           .85 of 1% of the next $100 million;
                                           and .80 of 1 % of the excess over $250
                                           million
LVIP MFS Value Fund                        .75 of 1% of the first $75 million;           April 30, 2007
                                           .70 of 1% of the next $75 million;
                                           .65 of 1% of the next $50 million;
                                           and .60 of 1 % of the excess over $200
                                           million

                                         Annual Fee Rate Based on                    Investment Management Agreement
Fund                                     Average Daily Net Asset Value               Effective Date
---------------------------------------- ------------------------------------------- ---------------------------------
LVIP Mid-Cap Value Fund                  1.05 of 1% of the first $25 million;        April 30, 2007
                                         .95 of 1% of the next $25 million;
                                         .85 of 1% of the next $50 million;
                                         .75 of 1% of the next $150 million;
                                         and .70 of 1 % of the excess over $250
                                         million
LVIP Mondrian International Value Fund   .90 of 1% of the first $200 million;        April 30, 2007
                                         .75 of 1% of the next $200 million; and
                                         .60 of 1% in excess over $400 million
LVIP SSgA International Index Fund       .40 of 1% of the average daily net asset    May 1, 2008
                                         value
LVIP SSgA S&P 500 Index Fund             .24 of 1% of the first $500 million;        April 30, 2007
                                         .20 of 1% of the next $500 million and
                                         .16 of 1% of the excess over $1 billion
LVIP SSgA Small-Cap Index Fund           .32 of 1% of the average daily net asset    April 30, 2007
                                         value
LVIP SSgA Large Cap 100 Fund             .52 of 1% of the average daily net asset    May 1, 2008
                                         value
LVIP SSgA Small Mid-Cap 200 Fund         .69 of 1% of the average daily net asset    May 1, 2008
                                         value
LVIP SSgA Developed International 150    .75 of 1% of the average daily net asset    May 1, 2008
Fund                                     value
LVIP SSgA Emerging Markets 100 Fund      1.09 of 1% of the average daily net asset   June 18, 2008
                                         value
LVIP T. Rowe Price Growth Stock Fund     .80 of 1% of the first $50 million;         April 30, 2007
                                         .75 of 1% of the next $50 million;
                                         .70 of 1% of the next $150 million;
                                         .65 of 1% of the next $250 million;
                                         and .60 of 1 % of the excess over $500
                                         million
LVIP T. Rowe Price Structured Mid-Cap    .75 of 1% of the first $200 million;        April 30, 2007
Growth Fund                              .70 of 1% of the next $200 million; and
                                         .65 of 1% of the excess over $400 million
LVIP Templeton Growth Fund               .75 of 1% of the first $200 million;        April 30, 2007
                                         .65 of 1% of the next $300 million;
                                         and .60 of 1 % of the excess over $500
                                         million
LVIP Turner Mid-Cap Growth Fund          .90 of 1% of the first $25 million;         April 30, 2007
                                         .85 of 1% of the next $50 million;
                                         .80 of 1% of the next $75 million;
                                         .70 of 1% of the next $100 million;
                                         and .65 of 1 % of the excess over $250
                                         million

                                                                              31

                                        Annual Fee Rate Based on              Investment Management Agreement
Fund                                    Average Daily Net Asset Value         Effective Date
--------------------------------------- ------------------------------------- ---------------------------------
LVIP Wells Fargo Intrinsic Value Fund   .75% of the first $500 million;       October 1, 2009
                                        .70% of the excess over $500 million

Advisory Fees Paid by Each Fund

For the last three fiscal years, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:

                                                                  2011           2010           2009
                                                             ------------- --------------- -------------
   LVIP Baron Growth Opportunities Fund.....................  $4,100,015    $  3,525,788    $2,817,651
   LVIP BlackRock Emerging Markets Index RPM FundA..........      N/A            N/A            N/A
   LVIP Capital Growth Fund.................................   2,064,515       1,472,906     1,142,605
   LVIP Cohen & Steers Global Real Estate Fund..............   1,738,844       1,579,337     1,166,167
   LVIP Columbia Value Opportunities Fund...................     682,137         361,522       231,490
   LVIP Delaware Growth and Income Fund.....................   3,917,867       3,949,999     3,708,233
   LVIP Delaware Social Awareness Fund......................   2,513,836       2,531,088     2,394,019
   LVIP Delaware Special Opportunities Fund.................   2,388,458       2,229,177     1,866,004
   LVIP Janus Capital Appreciation Fund.....................   2,422,831       2,513,827     2,096,514
   LVIP MFS International Growth Fund.......................   2,282,990       2,467,272*    2,085,419
   LVIP MFS Value Fund......................................   4,326,823       3,678,309     2,727,322
   LVIP Mid-Cap Value Fund..................................     860,666         768,100       700,037
   LVIP Mondrian International Value Fund...................   4,405,549       4,703,474     4,690,325
   LVIP SSgA Developed International 150 Fund...............   1,033,851         542,884       196,555
   LVIP SSgA Emerging Markets 100 Fund......................   1,005,638         619,225       233,401
   LVIP SSgA International Index Fund.......................   1,934,339       1,008,828       479,992
   LVIP SSgA Large Cap 100 Fund.............................   1,580,090         909,815       341,831
   LVIP SSgA S&P 500 Index Fund.............................   2,745,571       1,846,794     1,275,457
   LVIP SSgA Small-Cap Index Fund...........................   1,291,534         796,549       538,245
   LVIP SSgA Small-Mid Cap 200 Fund.........................     451,499         305,039       124,528
   LVIP T. Rowe Price Growth Stock Fund.....................   2,145,301       2,230,648     1,603,129
   LVIP T. Rowe Price Structured Mid-Cap growth Fund........   2,246,717       2,002,281     1,530,823
   LVIP Templeton Growth Fund...............................   1,910,229       1,845,556     1,693,833
   LVIP Turner Mid-Cap Growth Fund..........................     474,012         287,087       202,650
   LVIP Wells Fargo Intrinsic Value Fund....................   2,894,169       2,762,834     2,407,110

ANo advisory fees were paid by the Fund because the Fund had not yet commenced operations.

Expense Reimbursement

For the last three fiscal years, LIA reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:

                                                               2011        2010        2009
                                                           ----------- ----------- -----------
   LVIP Baron Growth Opportunities Fund...................  $161,102    $163,172    $139,754
   LVIP BlackRock Emerging Markets Index RPM FundA........     N/A         N/A         N/A
   LVIP Capital Growth Fund...............................         0      25,018      82,402
   LVIP Cohen & Steers Global Real Estate Fund............         0           0     113,238
   LVIP MFS International Growth FundB....................         0      13,780      41,030
   LVIP Mid-Cap Value Fund................................    12,162      19,695      42,127
   LVIP SSgA Developed International 150 Fund.............         0      44,451     119,889
   LVIP SSgA Emerging Markets 100 Fund....................         0           0      34,498
   LVIP SSgA International Index Fund.....................         0     107,242     319,326
   LVIP SSgA Large Cap 100 Fund...........................         0           0      18,770
   LVIP SSgA S&P 500 Index Fund...........................         0           0      82,361
   LVIP SSgA Small-Cap Index Fund.........................         0           0       7,612
   LVIP SSgA Small-Mid Cap 200 Fund.......................         0      10,281      34,136
   LVIP Templeton Growth Fund.............................         0           0      43,220
   LVIP Turner Mid-Cap Growth Fund........................         0           0         400

ALIA has not reimbursed the Fund because the Fund had not yet commenced operations.

BOn October 1, 2010, the Fund name changed to LVIP MFS International Growth
Fund due to a sub-advisor change. The Fund was formerly LVIP Marsico
International Growth Fund.

With respect to the LVIP Baron Growth Opportunities Fund, the adviser has contractually agreed to reimburse the Fund to the extent that the Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expensese) exceed
1.04% of the average daily net assets for the Standard Class of the Fund (and
1.29% for the Service Class). The agreement will continue at least through
April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP BlackRock Emerging Markets Index RPM Fund, the adviser has contractually agreed to waive waive the following portion of its advisory fee for the Fund: 0.05% of the average daily net assets of the Fund. The agreement will continue at least through April 30, 2014. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual
Fund Operating Expenses (excluding Acquired Fund Fees and Expensese) exceed
0.80% of the average daily net assets for the Standard Class of the Fund (and
1.05% for the Service Class). Both agreements will continue at least through
April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP Cohen & Steers Global Real Estate Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the
Fund and 0.32% of the excess over $250 million of average daily nets assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the
Trust's Board of Trustees and the adviser.

With respect to the LVIP MFS International Growth Fund, the adviser has contractually agreed to waive waive the following portion of its advisory fee for the Fund: 0.05% on the first $400 million of average daily net assets of the Fund. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the
Trust's Board of Trustees and the adviser.

With respect to the LVIP Mid Cap Value Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.05%
of the first $25 million of average net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total
Annual Fund Operating Expenses exceed 1.04% of average daily net assets for the
Standard Class of the Fund (and 1.29% for the Service Class). Both agreements will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP SSgA Developed International 150 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the
Fund: 0.35% on the first $100 million of average daily net assets of the Fund and 0.43% of average daily net assets of the Fund in excess of $100 million.
The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP SSgA Emerging Markets 100 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the
Fund: 0.69% on the first $100 million of average daily net assets of the Fund and 0.76% of average daily net assets of the Fund in excess of $100 million.
The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP SSgA International Index Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the
Fund: 0.03% on the first $500 million of average daily net assets of the Fund and 0.05% of average daily net assets of the Fund in excess of $500 million.
The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP SSgA Large Cap 100 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.12%
on the first $100 million of average daily net assets of the Fund and 0.22% of average daily net assets of the Fund in excess of $100 million. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP SSgA Small-Mid Cap 200 Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the
Fund: 0.29% on the first $100 million of average daily net assets of the Fund and 0.39% of average daily net assets of the Fund in excess of $100 million.
The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

With respect to the LVIP Turner Mid-Cap Growth Fund, the adviser has contractually agreed to waive the following portion of its advisory fee for the
Fund; 0.10% on the first $25 million of average daily net assets of the Fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees and the adviser.

There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.

Sub-Advisers. As adviser, LIA is primarily responsible for investment decisions affecting each of the funds under its management. For some Funds, LIA has delegated day-to-day portfolio management responsibility to investment management firms that serve as sub-advisers. Each sub-adviser makes investment decisions for its respective Fund in accordance with that Fund's investment objectives and places orders on behalf of that Fund to effect those decisions.
With respect to the Funds that are sub-advised, LIA provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser's use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

                                                                              33

Fund                                             Sub-Adviser
------------------------------------------------ -----------------------------------------------------------
LVIP Baron Growth Opportunities Fund             BAMCO, Inc.
                                                 767 Fifth Avenue
                                                 New York, NY 10155
LVIP BlackRock Emerging Markets Index RPM Fund   BlackRock Investment Management, LLC
                                                 55 E. 52nd Street
                                                 New York, NY 10153
LVIP Capital Growth Fund                         Wellington Management Company, LLP (Wellington Management)
                                                 280 Congress Street
                                                 Boston Massachusetts 02210
LVIP Cohen & Steers Global Real Estate Fund      Cohen & Steers Capital Management, Inc.
                                                 280 Park Avenue)
                                                 New York, NY 10017
LVIP Columbia Value Opportunities Fund           Columbia Management Advisors, LLC.
                                                 One Financial Center
                                                 Boston, MA 02111
LVIP Delaware Growth and Income Fund             Delaware Management Company (DMC)
                                                 2005 Market Street
                                                 Philadelphia, PA 19103
LVIP Delaware Social Awareness Fund              Delaware Management Company (DMC)
                                                 2005 Market Street
                                                 Philadelphia, PA 19103
LVIP Delaware Special Opportunities Fund         Delaware Management Company (DMC)
                                                 2005 Market Street
                                                 Philadelphia, PA 19103
LVIP Janus Capital Appreciation Fund             Janus Capital Management LLC (Janus)
                                                 151 Detroit Street
                                                 Denver, CO 80206
LVIP MFS International Growth Fund               Massachusetts Financial Services Company (MFS)
                                                 500 Boylston Street
                                                 Boston, Massachusetts 02116
LVIP MFS Value Fund                              Massachusetts Financial Services Company (MFS)
                                                 500 Boylston Street
                                                 Boston, Massachusetts 02116
LVIP Mid-Cap Value Fund                          Wellington Management
                                                 280 Congress Street
                                                 Boston, Massachusetts 02110
LVIP Mondrian International Value Fund           Mondrian Investment Partners Limited.
                                                 10 Gresham Street,
                                                 London, United Kingdom
                                                 EC2V 7JD
LVIP SSgA International Index Fund               SSgA Funds Management, Inc.
                                                 One Lincoln Street
                                                 Boston, MA 02111
LVIP SSgA S&P 500 Index Fund                     SSgA Funds Management, Inc.
                                                 One Lincoln Street
                                                 Boston, MA 02111
LVIP SSgA Small-Cap Index Fund                   SSgA Funds Management, Inc.
                                                 One Lincoln Street
                                                 Boston, MA 02111
LVIP SSgA Developed International 150 Fund       SSgA Funds Management, Inc.
                                                 One Lincoln Street
                                                 Boston, MA 02111
LVIP SSgA Emerging Markets 100 Fund              SSgA Funds Management, Inc.
                                                 One Lincoln Street
                                                 Boston, MA 02111
LVIP SSgA Large Cap 100 Fund                     SSgA Funds Management, Inc.
                                                 One Lincoln Street
                                                 Boston, MA 02111

Fund                                                Sub-Adviser
--------------------------------------------------- -----------------------------------------------
LVIP SSgA Small-Mid Cap 200 Fund                    SSgA Funds Management, Inc.
                                                    One Lincoln Street
                                                    Boston, MA 02111
LVIP T. Rowe Price Growth Stock Fund                T. Rowe Price Associates, Inc. (T. Rowe Price)
                                                    100 East Pratt Street
                                                    Baltimore, MD 21202
LVIP T. Rowe Price Structured Mid-Cap Growth Fund   T. Rowe Price Associates, Inc. (T. Rowe Price)
                                                    100 East Pratt Street
                                                    Baltimore, MD 21202
LVIP Templeton Growth Fund                          Templeton Investment Counsel, LLC (Templeton)
                                                    500 East Broward Boulevard, Suite 2100
                                                    Fort Lauderdale, Florida 33394
LVIP Turner Mid-Cap Growth Fund                     Turner Investment Partners, Inc.
                                                    1205 Westlakes Drive, Suite 100
                                                    Berwyn, Pennsylvania 19312
LVIP Wells Fargo Intrinsic Value Fund               Metropolitan West Capital Management, LLC.
                                                    (MetWest Capital))
                                                    610 Newport Center Drive, Suite 1000
                                                    Newport Beach, CA 92660

BAMCO, Inc., a New York corporation, is a wholly-owned subsidiary of Baron
Capital Group, Inc. (BCG). Mr. Ronald Baron, with his family, is the controlling stockholder of BCG and is BAMCO's chief investment officer.

BlackRock Investment Management, LLC (BlackRock) is a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States, with approximately $3.5 trillion in assets under management as of December 31, 2011. BlackRock, Inc. is an affiliate of PNC
Financial Services Group, Inc. BlackRock has been an investment advisor since
1994.

Cohen & Steers Capital Management, Inc. (Cohen & Steers), was founded in 1986 as the first U.S. investment adviser to focus on investing in real estate securities and is registered with the SEC. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc. a public company listed on the New York
Stock Exchange (NYSE: CNS).

Columbia Management Advisors, LLC. (Columbia Management) is an indirect, wholly-owned subsidiary of Ameriprise Financial. Columbia is a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia Management, including among others, banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities.

As of December 31, 2011, Delaware Management Company (DMC) and its affiliates within Delaware Investments were managing in the aggregate more than $165 billion in assets in various institutional or separately managed, investment company, and insurance accounts. DMC is a series of Delaware Management
Business Trust, which is a subsidiary of Delaware Management Holdings, Inc.
(DMHI). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie
Group, Ltd. Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services
(Macquarie). Delaware Investments is the marketing name for DMHI and its subsidiaries.

Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus Capital Management LLC is a direct subsidiary of Janus Capital Group, Inc. (JCGI), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital Management LLC, with the remaining 5% held by Janus Management Holdings Corporation.

Metropolitan West Capital Management, LLC (MetWest Capital) was founded in 1997 and is an SEC-registered asset management firm based in Newport Beach,
California. MetWest Capital is wholly owned by Wells Fargo Bank, N.A. a division of Wells Fargo & Company.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors
Trust. Net assets under the management of the MFS organization were approximately $251 billion as of December 31, 2011. MFS is a majority owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect wholly owed subsidiary of Sun Life Financial, Inc. (a diversified financial services organization).

Mondrian Investment Partners Limited is owned by its current management.
Mondrian is registered as an investment adviser with the SEC and is regulated in the United Kingdom by the Financial Services Authority. As of December 31,
2011, Mondrian managed over U.S. $65 billion in mutual fund institutional and separately managed accounts.

                                                                              35

SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities and
Exchange Commission as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State
Street Global Advisors (SSgA), the investment management arm of State Street
Corporation.

T. Rowe Price is one of the nation's largest investment management firms for individual and institutional investors, retirement plans and financial intermediaries. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price
Group, Inc., a publicly-traded financial services holding company. As of
December 1, 2011, T. Rowe Price had assets under management of approximately
$489.5 billion.

Templeton is a registered investment adviser and a Delaware Limited Liability
Company. Templeton is an indirect wholly-owned subsidiary of Franklin
Resources, Inc. (Franklin), a Delaware corporation. Net assets under the management of the Franklin organization was over $670.3 billion as of December
31,2011.

Turner is a registered investment adviser. As of December 31, 2011, it had assets under management totaling approximately $13.4 billion. Turner is 100%
owned by its employees, including Robert E. Turner, who is the Chairman and controlling shareholder of Turner.

Wellington Management Company, LLP (Wellington Management) is a Massachusetts
limited liability partnership with principal offices at 280 Congress Street,
Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.
Wellington Management and its predecessor organization have provided investment advisory services for over 70 years. As of December 31, 2011, Wellington
Management had investment management authority with respect to approximately
$651 billion in assets.

Service marks. The service marks for the Funds and the name "Lincoln" have been adopted by the Funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event LIA should not be the investment adviser of the Funds.

In the prospectus and sales literature, the name Baron will be used with the
LVIP Baron Growth Opportunities Fund; BlackRock will be used with the LVIP
BlackRock Emerging Markets Index RPM Fund; Cohen & Steers will be used with the
LVIP Cohen & Steers Global Real Estate Fund; Columbia will be used with the
LVIP Columbia Value Opportunities Fund; Delaware will be used with the LVIP
Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund and LVIP
Delaware Special Opportunities Fund; Janus will be used with the LVIP Janus
Capital Appreciation Fund; MFS will be used with the LVIP MFS Value Fund and
LVIP MFS international Growth Fund; Mondrian Investment Partners Limited will be used with the LVIP Mondrian International Fund; SSgA Funds Management, Inc.
(SSgA FM) will be used for LVIP International Index Fund, LVIP SSgA S&P 500
Index Fund, LVIP SSgA Small-Cap Index Fund, LVIP Developed International 150
Fund, LVIP Emerging Markets 100 Fund, LVIP Large Cap 100 Fund, and LVIP
Small-Mid Cap 200 Fund; T. Rowe Price will be used with the LVIP T. Rowe Price
Growth Stock Fund and LVIP T. Rowe Price Structured Mid-Cap Growth Fund;
Templeton will be used with the LVIP Templeton Growth Stock Fund; Turner will be used with the LVIP Turner Mid-Cap Growth Fund; and Wells Fargo will be used with the LVIP Wells Fargo Intrinsic Value Fund. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular Fund it advises. In addition, the Trust has licensed certain trademarks and the trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the LVIP SSgA S&P 500 Index Fund. LIA has obtained a license to use the trademarks of MSCI (Reg. TM) and EAFE (Reg. TM)
in connection with the LVIP SSgA International Index Fund.

Fund Expenses. Expenses specifically assumed by the Fund under its advisory agreement include, among others, compensation and expenses of the Trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to
LIA or each Fund's sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the
Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2)
on the SEC's website at http://
www.sec.gov.

Portfolio Managers
The following provides information regarding each portfolio manager's other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a Fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not

be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed

The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2011:

                                                        Registered                    Other Pooled
                                                   Investment Companies           Investment Vehicles
                                              ------------------------------ ------------------------------
                                               Number of   Total Assets* in   Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager       Accounts     the Accounts      Accounts     the Accounts
--------------------------------------------- ----------- ------------------ ----------- ------------------
BAMCO, Inc.
Ron Baron....................................       8           $ 9,173            2          $      40
BlackRock Emerging Markets Index RPM Fund
Edward Corallo...............................
Christopher Bliss............................
Greg Savage..................................
Cohen & Steers Capital Management, Inc.
Scott Crowe..................................       5             2,710           29             10,847
Joseph Harvey................................      16            14,127           36             11,541
Chip McKinley................................       2               922           27             10,005
Columbia Management Advisors, LLC
Christian K. Stadlinger......................       2             2,000            0                  0
Jarl Ginsberg................................       2             2,000            0                  0
Delaware Management Company
Christopher Adams............................       5             1,700            0                  0
Christopher Beck.............................       5             2,000            0                  0
Francis Morris...............................      12             3,000            0                  0
Michael Morris...............................       5             1,700            0                  0
Donald Padilla...............................       5             1,700            0                  0
Parshv Shah..................................       3                84            0                  0
Janus Capital Management LLC
Jonathan D. Coleman..........................      11             9,439            0                  0
Burton H. Wilson.............................       8             9,298            0                  0
Lincoln Investment Advisors Corporation
Kevin Adamson................................      27           $ 5,386            0                  0
David Weiss..................................      27           $ 5,386            0                  0
Metropolitan West Capital Management, LLC
Jeffrey Peck.................................       8             2,738            5                292
Gary Lisenbee................................       8             2,738            5                292
Massachusetts Financial Services Company
Nevin Chitkara...............................      17            37,957            4              2,467
Steven Gorham................................      17            37,957            4              2,467
David Antonelli..............................       6             5,886            5                808
Kevin Dwan...................................       0                 0            0                  0
Mondrian Investment Partners Limited
Elizabeth Desmond............................       9             2,704            4              3,371
Clive Gillmore...............................       3             1,628            1              1,658
Melissa Platt................................       1               251            2                 92
SSgA Funds Management, Inc.(Global Beta
 Solutions Team)
Lynn Blake...................................      96            79,600          368            281,070
John Tucker..................................      96            79,600          368            281,070
T. Rowe Price Associates, Inc.
P. Robert Bartolo............................       9            30,665            1                194
Donald J. Peters.............................       3               994            0                  0

                                                     Other Accounts
                                              -----------------------------
                                               Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager       Accounts     the Accounts
--------------------------------------------- ----------- -----------------
BAMCO, Inc.
Ron Baron....................................      39         $   1,009
BlackRock Emerging Markets Index RPM Fund
Edward Corallo...............................
Christopher Bliss............................
Greg Savage..................................
Cohen & Steers Capital Management, Inc.
Scott Crowe..................................      17             1,528
Joseph Harvey................................      42             4,237
Chip McKinley................................      11             1,382
Columbia Management Advisors, LLC
Christian K. Stadlinger......................      27                 3
Jarl Ginsberg................................      17                 3
Delaware Management Company
Christopher Adams............................      13               297
Christopher Beck.............................       9               124
Francis Morris...............................      15               297
Michael Morris...............................      14               297
Donald Padilla...............................      16               298
Parshv Shah..................................      10               297
Janus Capital Management LLC
Jonathan D. Coleman..........................       3                 4
Burton H. Wilson.............................       3                 4
Lincoln Investment Advisors Corporation
Kevin Adamson................................       0                 0
David Weiss..................................       0                 0
Metropolitan West Capital Management, LLC
Jeffrey Peck.................................     327             3,937
Gary Lisenbee................................     327             3,937
Massachusetts Financial Services Company
Nevin Chitkara...............................      35             9,863
Steven Gorham................................      35             9,863
David Antonelli..............................      16             4,359
Kevin Dwan...................................       0                 0
Mondrian Investment Partners Limited
Elizabeth Desmond............................      21             6,810
Clive Gillmore...............................       5               512
Melissa Platt................................       7               693
SSgA Funds Management, Inc.(Global Beta
 Solutions Team)
Lynn Blake...................................     327           276,160
John Tucker..................................     327           276,160
T. Rowe Price Associates, Inc.
P. Robert Bartolo............................       9             1,002
Donald J. Peters.............................      29             1,292

                                                                              37

                                                      Registered                    Other Pooled
                                                 Investment Companies           Investment Vehicles
                                            ------------------------------ ------------------------------
                                             Number of   Total Assets* in   Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts      Accounts     the Accounts
------------------------------------------- ----------- ------------------ ----------- ------------------
Donald J. Easley...........................       0                0             2               36
Templeton Investment Counsel, LLC
Peter Nori.................................       9           12,422             1            1,117
Cindy Sweeting.............................      10           10,554             1              457
Heather Waddell............................       1              286             0                0
Turner Investments, L.P.
Christopher McHugh.........................       8            1,900            23              254
Wellington Management Company, LLP
James N. Mordy.............................      11           11,375             3              447
Andrew J. Shilling.........................       5            2,522             7            1,334

                                                   Other Accounts
                                            -----------------------------
                                             Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts
------------------------------------------- ----------- -----------------
Donald J. Easley...........................       0               0
Templeton Investment Counsel, LLC
Peter Nori.................................      23           2,601
Cindy Sweeting.............................      20           5,460
Heather Waddell............................      11             572
Turner Investments, L.P.
Christopher McHugh.........................      17             891
Wellington Management Company, LLP
James N. Mordy.............................       7             850
Andrew J. Shilling.........................      32           4,464

                               * in millions of dollars

Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2011:

                                                                                             Number of Accounts
Adviser/Sub-Adviser and Portfolio Managers                                                  With Incentive Fees     Total Assets
------------------------------------------------------------------------------------------ --------------------- -----------------
BAMCO, Inc. (Ron Baron)...................................................................                   1    $   54,000,000
BlackRock Emerging Markets Index RPM Fund (Edward Carallo, Christopher Bliss, Greg
 Savage)..................................................................................
Columbia Management Advisors, LLC (Christian K. Stadlinger, Jarl Ginsberg)................                   0                 0
Cohen & Steers Capital Management, Inc. (Scott Crowe, Joseph Harvey, Chip McKinley).......                   2    $  105,885,000
Delaware Management Company (Francis X. Morris, Christopher S. Adams, Michael S.
 Morris, Donald G. Padilla, Parshv Shah)..................................................                   0                 0
Delaware Management Company (Christopher Beck)............................................                   0                 0
Janus Capital Management LLC (Jonathan D. Coleman, Burton H. Wilson)......................                   1    $8,084,731,225
Lincoln Investment Advisors Corporation (Kevin Adamson, David Weiss)......................                   0                 0
Massachusetts Financial Services Company (Nevin Chitkara, Steven Gorham, David Antonelli,
 Kevin Dwan)..............................................................................                   0                 0
Metropolitan West Capital Management, LLC (Jeffrey Peck, Gary Lisenbee)...................                   2    $   42,000,000
Mondrian Investment Partners Ltd. (Clive A. Gillmore, Elizabeth A. Desmond, Melissa J. A.
 Platt)...................................................................................                   0                 0
SSgA Funds Management, Inc.(Global Equity Beta Solutions Team)............................                   0                 0
T. Rowe Price Associates, Inc.............................................................
P. Robert Bartolo.........................................................................                   0                 0
Donald J. Peters..........................................................................                   0                 0
Donald J. Easley..........................................................................                   0                 0
Templeton Investment Counsel, LLC.........................................................
Peter Nori................................................................................                   0                 0
Cindy Sweeting............................................................................                   0                 0
Heather Waddell...........................................................................                   0                 0
Turner Investment Partners, Inc...........................................................
Christopher McHugh........................................................................                   8       473,000,000
Wellington Management Company.............................................................
James Mordy...............................................................................                   3     8,410,969,710
Andrew J. Shilling........................................................................                   3     1,477,670,666

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to a Lincoln VIP fund may be presented with the following potential conflicts:

BAMCO, Inc. (Baron) (LVIP Baron Growth Opportunities Fund)

Conflicts of interest could arise in connection with managing the Fund along with other funds and clients of BAMCO and its affiliated investment adviser
Baron Capital Management, Inc. (BCM). Because of market conditions, client investment restrictions, adviser

imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Fund and all clients at all times. BAMCO has joint trading policies and procedures designed to ensure that no fund or client is systematically given preferential treatment over time. The Fund's
Chief Compliance Officer monitors allocations for consistency with this policy annually. Because an investment opportunity may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the accounts of clients managed by BAMCO and its affiliate.

To the extent that the Fund's portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among the fund and other accounts may cause a portfolio manager to take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to BAMCO. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, BAMCO takes all necessary steps to ensure that portfolio managers endeavor to exercise his discretion in a manner that is equitable to the Fund and other accounts.

A conflict could arise when a portfolio manager has an investment in one fund as opposed to another or has a larger investment in one Fund than in others he manages. BAMCO or its affiliate may also receive a performance-based fee with respect to certain accounts.

BAMCO believes that it has policies and procedures in place that address its potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

BlackRock Investment Management, LLC (BlackRock) (LVIP BlackRock Emerging
Markets Index RPM Fund)

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless,
BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to
BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the
Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of
BlackRock's (or its affiliates' or significant shareholders') officers, directors or employees are directors or officers, or companies as to which
BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Hegarty and
Weinstein may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Hegarty and Weinstein may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Columbia Management Advisers LLC (CMA) (LVIP Capital Growth Fund)

Like other investment professionals with multiple clients, the Fund's portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. CMA has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

                                                                              39

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CMA's Code of Ethics and certain limited exceptions, CMA's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. A portfolio manager's decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Fund and the other funds and accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA's trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another fund or account if a portfolio manager favors one account over another in allocating the securities bought or sold.

"Cross trades," in which a portfolio manager sells a particular security held by the Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CMA has adopted compliance procedures that provide that any transactions between the
Fund and another fund or account managed by CMA are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other funds or accounts managed by its portfolio manager(s). Depending on another account's objectives and other factors, a portfolio manager may give advice to and make decisions for the Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another fund or account. A portfolio manager's investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager's purchases or sales of portfolio securities for one or more accounts or other funds may have an adverse effect on other accounts or funds, including the Fund.

In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others.
Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that CMA manages.

CMA or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to CMA and its affiliates.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the fund may arise from the financial services activities of Ameriprise Financial, Inc. and its affiliates, including the investment advisory/management services it provides for clients and customers other than the fund. In this regard, Ameriprise Financial, Inc.is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of CMA, including, among others, banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial, Inc. and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Portfolio managers may also face other potential conflicts of interest in managing the Fund and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. In addition, portfolio managers may also manage other accounts
(including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.

Cohen & Steers Capital Management, Inc. (Cohen & Steers) (LVIP Cohen & Steers
Global Real Estate Fund)

It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Fund's investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other.

For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund or other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to Cohen & Steers.
While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, Cohen & Steers strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of Cohen & Steers to allocate investment ideas pro-rata to all client accounts with the same primary investment objective.

In addition, certain of the portfolio managers may from time to time manage one or more accounts on behalf of Cohen & Steers and its affiliated companies (the
CNS Accounts). Certain securities held and traded in the CNS Accounts also may be held and traded in one or more client accounts. It is the policy of Cohen &
Steers, however, not to put the interests of the CNS Accounts ahead of the interests of client accounts. Cohen & Steers may aggregate orders of client accounts with those of the CNS Accounts; however, under no circumstances will preferential treatment be given to the CNS Accounts. For all orders involving the CNS Accounts, purchases or sales will be allocated prior to trade placement, and orders that are only partially filled will be allocated across all accounts in proportion to the shares each account, including the CNS
Accounts, was designated to receive prior to trading. As a result, it is expected that the CNS Accounts will receive the same average price as other accounts included in the aggregated order. Shares will not be allocated or re-allocated to the CNS Accounts after trade execution or after the average price is known. In the event so few shares of an order are executed that a pro-rata allocation is not practical, a rotational system of allocation may be used; however, the CNS Accounts will not be part of that rotation or receive shares of a partially filled order other than on a pro-rata basis.

Because certain CNS Accounts are managed with a cash management objective, it is possible that a security will be sold out of the CNS Accounts but continue to be held for one or more client accounts. In situations when this occurs, such security will remain in a client account only if the Advisor, acting in its reasonable judgment and consistent with its fiduciary duties, believes this is appropriate for, and consistent with the objectives and profile of, the client account.

Delaware Management Company (DMC) (LVIP Delaware Growth and Income Fund, LVIP
Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund)

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or fund or the Funds may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Funds. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

One or more of the accounts managed by a portfolio manager may have a performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage such account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While DMC's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Janus Capital Management LLC (Janus) (LVIP Janus Capital Appreciation Fund)

The portfolio managers may manage other accounts with investment strategies similar to the fund. Those other accounts may include other Janus funds, private-label mutual funds for which Janus serves as sub-adviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the fund or may have a performance-based management fee. Fees earned by Janus may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role.

These factors could create conflicts of interest because the portfolio managers may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the fund. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the fund.

However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for

                                                                              41

example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Lincoln Investment Advisors Corporation (LVIP BlackRock Emerging Markets Index
RPM Fund)

LIA manages the Funds by investing at least 80% of all Fund assets in other mutual funds, including exchange-traded funds (collectively, underlying funds), through a structure known as "fund of funds." Portfolio managers maintain an asset allocation strategy for each Fund and make investment decisions for each
Fund based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to the Fund.
Differences in the investment strategies or restrictions among the Funds and other accounts may cause the portfolio managers to take action with respect to a Fund that differs from the action taken with respect to another Fund or account. For example, portfolio managers may invest in an underlying fund for one account while at the same time eliminating or reducing an investment in the same underlying fund for another account.

The portfolio managers may engage in cross-trades, in which one Fund sells a particular security to another fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay. The mix of underlying funds purchased in one Fund may perform better than the mix of underlying funds purchased for another Fund.

The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. It is the policy of LIA that all decisions concerning the selection of underlying funds be based solely on the best interests of each Fund and its investors, and without regard to any revenue that LIA receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by LIA or any affiliate of LIA.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although LIA does not track the time a portfolio manager spends on a single fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he or she is responsible. LIA seeks to manage competing interest for the time and attention of portfolio managers.

LIA has adopted and implemented policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LIA's Code of Ethics.

Massachusetts Financial Services Company (MFS) (LVIP MFS International Growth
Fund and LVIP MFS Value Fund)

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts)
may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there may be securities which are suitable for the fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A fund's trade allocation policies may give rise to conflicts of interest if the fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another found or account that may adversely affect the value of the fund's investments. Investments selected for funds or accounts other than the fund may outperform investments selected for the fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the fund is concerned. In most cases, however, MFS believes that the fund's ability to participate in volume transactions will product better executions for the fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Metropolitan West Capital Management, LLC (MetWest Capital) (LVIP Wells Fargo
Intrinsic Value Fund)

MetWest Capital portfolio managers face inherent conflicts of interest in their day-to-day management of funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a fund.
Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by

the funds. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, MetWest
Capital has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably.
Additionally, MetWest Capital minimizes inherent conflicts of interest by assigning the portfolio managers to accounts having similar objectives.
Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, MetWest Capital has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act and
Rule 204A-1 under the Investment Advisers Act of 1940 to address potential conflicts associated with managing the funds and any personal accounts the portfolio managers may maintain.

The portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, MetWest Capital has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Mondrian Investment Partners Limited (Mondrian) (LVIP Mondrian International
Value Fund)

Mondrian Investment Partners Limited (Mondrian) has a fiduciary duty to its clients and as such must identify and take steps to mitigate potential conflicts of interest. A conflict of interest arises when Mondrian and/or its employees have a competing professional or personal interest which could affect their ability to act in the best interests of Mondrian's clients. A conflict could exist even if no unethical or improper act results from it. The UK regulator, the Financial Services Authority, requires regulated firms to identify conflicts of interest and establish, implement and maintain an effective written conflicts of interest policy. Mondrian is also registered with the Securities and Exchange Commission (SEC) which has similar requirements for identification and management of conflicts of interest.

Mondrian maintains and operates various policies and procedures which are designed to prevent conflicts of interest materializing and damaging the interests of our clients. The purpose of this conflicts of interest policy is to outline Mondrian's approach to the identification, management, recording and where relevant, disclosure of conflict of interests.

Identifying Conflicts of Interest

For the purpose of identifying conflicts of interest that may arise in the course of providing a service to our clients, we have considered whether
Mondrian or its employees are, directly or indirectly, likely to:
 o Make a financial gain, or avoid a financial loss, at the expense of the client;
 o Have an interest in the outcome of a service provided to a client or in a transaction carried out on behalf of the client, which is distinct from the client's interest in that outcome;
 o Have a financial or other incentive to favor the interest of one client or group of clients over the interest of another client or group of clients;
 o Receive from a person other than the client an inducement in relation to the service provided to the client, in the form of monies, goods or services, other than the standard fee for that service.

Monitoring of Compliance with Conflicts of Interest Procedures

Mondrian maintains a Conflicts of Interest Register that lists all potential conflicts of interest that have been identified. Any conflicts arising are logged immediately in the Conflicts of Interest Register. Mondrian has written policies and procedures addressing each conflict identified in the Register.
These policies and procedures are designed to manage the potential conflict so that the interests of clients are always put ahead of Mondrian or its employees. Where a conflict has arisen, steps are taken to ensure that the conflict either does not arise again or its properly managed so that the client interests remain paramount. These details are also recorded in the Register.

Mondrian's Compliance Monitoring Program incorporates periodic reviews of all areas where conflicts of interest might arise. Any apparent violations of the procedures designed to manage conflicts are investigated and reported to the
Chief Compliance Officer, who will determine any action necessary.

Any material matters would be reported to senior management and the Mondrian
Compliance Committee and, where required, any relevant regulator.

Disclosure of Potential Conflicts of Interest

Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities:
 o Access to non-public information
 o Allocation of aggregated trades
 o Allocation of investment opportunities

                                                                              43

 o Allocation of IPO opportunities
 o "Cherry picking" (inappropriate attempts to improve the appearance of a portfolio)
 o Dealing in investments as agent for more than one party
 o Dealing in investments as principal in connection with the provision of seed capital for Mondrian sponsored Limited Partnerships and Alpha Funds
 o Directorships and external business arrangements
 o Dual agency
 o Employee compensation
 o Employee personal account dealing
 o Gifts and entertainment
 o Investment in shares issued by companies who are clients of Mondrian.
 o Management of investment capability
 o Performance fees
 o Portfolio holdings disclosure
 o Portfolio pumping
 o Pricing and valuation
 o Proxy voting
 o Relationships with consultants
 o Side-by-side management of hedge funds (Mondrian Alpha Funds)
 o Soft dollar arrangements
 o "Step out trades" (where a broker shares commission with a third party)
 o Transactions with affiliated brokers
 o "Window dressing" (inappropriate attempts to improve the appearance of portfolio performance)

Mondrian has separately documented policies and procedures in place to address each of these potential conflicts of interest.

SSgA Funds Management, Inc. (SSgA FM) (LVIP SSgA Developed International 150
Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund,
LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund and SSgA Small-Cap
Index Fund, LVIP SSgA Small-Mid Cap 200 Fund)

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Those conflicts could include preferential treatment of one account over others in terms of: (a) the
Portfolio Manager's execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee.
Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within
SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others.
Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g. collective investment funds), and separate accounts (i.e. accounts managed on behalf of indviduals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

T. Rowe Price Associates, Inc. (T. Rowe Price) (LVIP T. Rowe Price Growth Stock
Fund and T. Rowe Price Structured Mid-Cap Growth Fund)

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

T. Rowe Price does not anticipate experiencing any conflicts in managing the funds in relation to its discretionary authority over any other accounts.
Sub-advised fund procedures are incorporated into or covered by general compliance manuals and internal control policies and procedures kept by each separate business unit that services the funds. T. Rowe Price believes that these polices and procedures are adequate to address any potential conflicts of interest between and among its clients in its investment advisory business.
Procedures for the identification and management of conflicts of interest are incorporated into certain elements of our compliance program where such conflicts may be present (e.g., Trade Allocation Guidelines, Proxy Voting
Polices and Procedures, Code of Ethics, etc.). In addition, conflicts of interest are addressed through internal controls, and where appropriate, the separation of functions and duties within the business units.

Templeton Investment Counsel, LLC (Templeton) (LVIP Templeton Growth Fund)

The management of multiple funds, including the Sub-Advised Funds, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Sub-Advised Funds. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Sub-Advised Funds may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Sub-Advised Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.
However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Turner Investments, L.P. (Turner) (LVIP Turner Mid-Cap Growth Fund)

As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund, where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, including allocation of investment opportunities and aggregated trades, portfolio pumping, cherry picking and window dressing (inappropriate attempts to improve the appearance of a portfolio), step out trades, transactions with affilated brokers, and side by side management of hedge funds.

In addition, conflicts may arise around proxy voting, employee personal securities trading as well as relating to a variety of other circumstances such as access to non-public information, management of investment capability, performance based fees, portfolio holdings disclosure, pricing and valuation, employee compensation, gifts and entertainment, directorships external business arrangements, and consultant relationships. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

Wellington Management Company, LLP (Wellington Management) (LVIP Capital Growth
Fund and LVIP Mid-Cap Value Fund)

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies,

                                                                              45

foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund's manager listed in the prospectus who are primarily responsible for the day-to-day management of the Funds ("Portfolio Managers") generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account.
Consequently, the Portfolio Managers may purchase or sell securities, including
IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

A Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant
Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Because incentive payments paid by Wellington
Management to the Portfolio Managers are tied to revenues earned by Wellington
Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of
Wellington Management's investment professionals. Although Wellington
Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Lincoln VIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a Fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a Fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

Ownership of Securities

As of December 31, 2011 the following portfolio managers owned shares of the
Funds:

                                                Dollar Range of Fund
Sub-Adviser and Portfolio Managers                  Shares Held*                          Fund
-------------------------------------------    ---------------------    ---------------------------------------
Metropolitan West Capital Management, LLC
Gary Lisenbee                                      $1 - $10,000         LVIP Wells Fargo Instrinsic Value Fund
Jeffrey Peck                                       $1 - $10,000         LVIP Wells Fargo Instrinsic Value Fund

* The ranges for Fund share ownership by portfolio managers are: None; $1 -
  $10,000; $10,001 - $50,000; $50,001 - $100,00; $100,001 - $500,000; $500,001
  - $1 million; or over $1 million.

Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road,
Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1,
2012. LFD is an affiliate of LIA, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the
Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. For fiscal years 2009, 2010, and
2011, LFD received $13,174,762, $19,125,575, and $31,031,433, respectively, in compensation from the Trust.

Administration Agreement
The Trust has entered into an Administration Agreement with The Lincoln
National Life Insurance Company (Lincoln Life) an affiliate of LIA and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others:
coordination of all service providers; providing corporate secretary services;
providing personnel and office space; maintenance of each Fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. For 2011, the
Trust paid Lincoln Life a monthly fee which was .01% of the average daily net assets of each Fund during the month. Beginning January 1, 2012, the Trust began paying Lincoln Life a monthly fee of .008% of the average daily net assets of each Fund during the month and will pay Lincoln Life for the cost of internal legal services provided to the Trust. For providing these administrative services for fiscal years 2009, 2010 and 2011, the Trust paid
Lincoln Life $862,727, $1,045,236, and $2,210,894, respectively.

Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (Accounting Agreement) with The Bank of New York Mellon
(BNYM), effective October 1, 2007, pursuant to which BNYM provides certain accounting services for the Funds. Services provided under the Accounting
Agreement include, among others, functions related to calculating the daily net asset values of each Fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. the Funds pay BNYM an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses as set forth in the following table.

Annual Rate as a Percent of Average Daily Net Assets *
-------------------------------------------------------
         0.035% of first $15 billion
         0.0325% of next $5 billion
         0.030% of next $5 billion
         0.025% of next $5 billion
         0.020% over $30 billion

*  Pursuant to the Accounting Agreement, BNYM receives the following minimum annual fees: Year 1 - $3,000,000; Year 2 - $2,700,000; Year 3 - $2,300,000;
   Year 4 - $2,300,000; Year 5 - $2,300,000.

For fiscal years 2009, 2010 and 2011, the Trust paid BNYM an annual fee of
$4,160,067, $5,577,805, and $7,279,661, respectively.

Code of Ethics
The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule
17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these
Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust's Code of Ethics requires reporting to the Board of Trustees of material compliance violations.

                                                                              47

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The
Trust's Certificate of Trust is on file with the Secretary of State of
Delaware. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 66 funds organized as separate series of shares. The Agreement and Declaration of
Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the
Service Class. The two classes of shares are identical, except that Service
Class shares are subject to a distribution and service plan (Plan). The Plan allows each fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this
SAI.

Each fund's shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this
SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the
Trust voting without regard to individual funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office.
Shareholders may remove a Trustee by the affirmative vote of two-thirds of the
Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities
Because the Funds are available as investments for variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with voting instructions received by owners of the Variable Contracts.

For these Funds, the insurance companies include, without limitation, (1) The
Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life &
Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third party insurance companies.

As of June 1, 2012, there were no shareholders of the Funds that held 5% or more (or 25% or more) of a Fund's outstanding shares, except for the insurance company shareholders. Any LVIP Fund of Funds would exercise voting rights attributable to ownership of shares of the Funds in accordance with the proxy voting policies established by the LVIP Fund of Funds.

As of March 6, 2012, the LVIP Fund of Funds listed below held 5% or more (or
25% or more) of an Underlying Fund's outstanding shares.

As of the date of this SAI, 100% of the outstanding shares of each class of the
LVIP BlackRock Emerging Markets Index RPM Fund is owned by Lincoln Life, an
Indiana corporation. Lincoln Life is a wholly owned subsidiary of Lincoln
National Corporation.

25% Plus Record Holders

Fund and Shareholder                                                    Total Share Ownership
---------------------------------------------------------------------- ----------------------
         LVIP MFS International Growth Fund
         LVIP Protected Profile Moderate Fund.........................         37.34%
         LVIP SSgA Small-Mid Cap 200 Fund
         LVIP SSgA Moderate Structured Allocation Fund................         38.46%
         LVIP SSgA Moderately Aggressive Structured Allocation Fund...         33.06%

5% Plus Record Holders

Fund / Shareholder - Share Class                                                         Share Ownership
--------------------------------------------------------------------------------------- ----------------
         LVIP Baron Growth Opportunities Fund
         LVIP Protected Profile 2020 Fund - Standard Class.............................       22.73%
         LVIP Protected Profile 2030 Fund - Standard Class.............................       21.10%
         LVIP Protected Profile 2040 Fund - Standard Class.............................       14.66%
         LVIP Cohen & Steers Global Real Estate Fund...................................
         LVIP Protected Profile Moderate Fund - Standard Class.........................       18.85%
         LVIP Protected Profile Growth Fund - Standard Class...........................       18.68%
         LVIP Columbia Value Opportunities Fund
         LVIP Protected Profile 2020 Fund - Standard Class.............................        9.68%
         LVIP Protected Profile 2030 Fund - Standard Class.............................        8.91%
         LVIP Protected Profile 2040 Fund - Standard Class.............................        6.20%
         LVIP MFS International Growth Fund
         LVIP Protected Profile Moderate Fund - Standard Class.........................       37.34%
         LVIP Mondrian International Value Fund
         LVIP Protected Profile Moderate Fund - Standard Class.........................       10.72%
         LVIP Protected Profile Growth Fund - Standard Class...........................        7.08%
         LVIP SSgA International Index Fund
         LVIP Protected Profile Moderate Fund - Standard Class.........................       22.44%
         LVIP Protected Profile Growth Fund - Standard Class...........................       24.82%
         LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class           5.84%
         LVIP SSgA Moderate Structured Allocation Fund - Standard Class................        7.72%
         LVIP SSgA Large Cap 100 Fund
         LVIP Protected Profile Moderate Fund - Standard Class.........................       21.85%
         LVIP Protected Profile Growth Fund - Standard Class...........................       14.44
         LVIP SSgA Global Tactical Allocation Fund - Standard Class....................       15.58%
         LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class          16.00%
         LVIP SSgA Moderate Structured Allocation Fund - Standard Class................       21.60%
         LVIP SSgA Conservative Structured Allocation Fund - Standard Class............        5.86%
         LVIP SSgA Small Mid-Cap 200 Fund
         LVIP SSgA Global Tactical Allocation Fund - Standard Class....................       13.26%
         LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class          33.06%
         LVIP SSgA Moderate Structured Allocation Fund - Standard Class................       38.46%
         LVIP SSgA Conservative Structured Allocation Fund - Standard Class............        7.53%
         LVIP SSgA Developed International 150 Fund....................................
         LVIP Protected Profile Conservative Fund - Standard Class.....................        5.01%
         LVIP Protected Profile Moderate Fund - Standard Class.........................       20.78%
         LVIP Protected Profile Growth Fund - Standard Class...........................       13.73%
         LVIP SSgA Global Tactical Allocation Fund - Standard Class....................       16.86%
         LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class          16.06
         LVIP SSgA Moderate Structured Allocation Fund - Standard Class................       21.24%
         LVIP SSgA Conservative Structured Allocation Fund - Standard Class............        5.82

                                                                              49

Fund / Shareholder - Share Class                                                        Share Ownership
-------------------------------------------------------------------------------------- ----------------
         LVIP SSgA Emerging Markets 100 Fund
         LVIP Protected Profile Moderate Fund - Standard Class........................        9.46%
         LVIP Protected Profile Growth Fund - Standard Class..........................       12.48%
         LVIP SSgA Global Tactical Allocation Fund - Standard Class...................        6.54%
         LVIP SSgA Moderately Aggressive Structured Allocation Fund - Standard Class         19.91%
         LVIP SSgA Moderate Structured Allocation Fund - Standard Class...............       17.38%
         LVIP SSgA Small-Cap Index Fund
         LVIP Protected Profile Conservative Fund - Standard Class....................        5.63%
         LVIP Protected Profile Moderate Fund - Standard Class........................       24.92%
         LVIP Protected Profile Growth Fund - Standard Class..........................       16.46%
         LVIP SSgA S&P 500 Index Fund
         LVIP Protected Profile Conservative Fund - Standard Class....................        6.09%
         LVIP Protected Profile Moderate Fund - Standard Class........................       20.70%
         LVIP Protected Profile Growth Fund - Standard Class..........................       15.73%

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance
Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or a Variable
Contract offering Service Class. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and
other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things:
service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service
Class may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Service Class of a Fund to pay to Insurance Companies or others, a monthly fee (Plan Fee) not to exceed 0.35%
per annum of the average daily net asset value of the Service Class shares of such Fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the Service Class shares of the following funds: LVIP Delaware Growth and Income Fund, LVIP Delaware Social
Awareness Fund, and LVIP Delaware Special Opportunities Fund. The Plan Fee for
Service Class shares of all other funds is 0.25%. The Plan Fee may be adjusted by the Trust's Board of Trustees from time to time. The Plan does not limit
Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan
Fees in any particular year.

No "interested person" or Independent Trustee of a Fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and contract owners of the Service Class of the Fund. Each year, the Trustees must make this determination for the Plan to be continued.

For the fiscal year ended December 31, 2011, the total amount of Plan Fees paid by the Service Class shares of the Funds was approximately $31,031,433. For the fiscal year ended December 31, 2011, the Plan Fees paid by the Service Class were used for compensation to broker-dealers and sales personnel, for printing and mailing of prospectuses to other than current shareholders, and for other distribution-related expenses. Because the LVIP BlackRock Emerging Markets
Index RPM Fund has not yet commenced operations, no Plan Fees have been paid by the Service Class shares of the Fund as of the date of this SAI.

Revenue Sharing
LIA and its affiliates, including LFD, and/or each Fund's sub-adviser may pay compensation at their own expense, including the profits from the advisory fees
LIA receives from the Funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of Fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example,
LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the

sale of Fund shares and the products that include the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales, the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the Funds'
shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities
A Fund determines its net asset value per share by subtracting its liabilities
(including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the Funds'
prospectus under the "Net Asset Value" section, the value of the Funds'
investments is determined as follows.

Options Trading. For Funds engaging in options trading, Fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. A Fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those Funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. For Funds investing in foreign securities, the value of a foreign portfolio security held by the Fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, the fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the Fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the Fund.

Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

Fund management may provide the Funds' top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the Funds in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance
Companies may include this information in marketing and other public materials
(including via website posting) 15 days after the end of the quarter.

Fund management will post all of the holdings for each Fund to a publicly available website no earlier than 25 calendar days after quarter end. In addition, fund management may post all of the holdings for each Fund no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings of such fund of funds. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.

Fund management may also provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public. Fund management currently provides holdings information to Factset on a daily basis.

                                                                              51

The Trust sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund's portfolio holdings: (1)
ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund;
(2) portfolio analysis companies, such as Factset Research Systems, Performance
Attribution System, Linedata Services, Inc., Investment Technology Group Inc.,
BondEdge, Investools, Plexus, Saloman Analytics, Inc., Wilshire Analytics
Axiom, ITG Plexus Alpha Capture, MSCI BARRA, Inc. Bloomberg L.P., Investor
Tools Perform, J.P. Morgan Securities, Inc., BARRA Aegis Systems, Thompson
Baseline RiskMetrics and Barclay Point provided generally on a daily or monthly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or
Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor
Group, OMEGO LLC, CDS/ Computer, Checkfree, Cogent Consulting, GFP Acquisition
Company, Inc, D.B.A. GCom2 Solutions, Linedata Services, Siemens Business
Services, Inc., and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services such as Bank of New
York Mellon, Brown Brothers Harriman & Co., State Street Bank and Trust
Company, State Street Investment Manager Solutions, Markit WSO Corporation and
Standard & Poor's Securities Evaluation Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connections with these arrangements.

Fund management may provide, at any time, portfolio holdings information to:
(a) fund service providers and affiliates, such as the Funds' investment adviser, or sub-advisers (collectively referred to as adviser) custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The Funds will disclose their portfolio holdings in public SEC filings. The
Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the Funds, the investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds'
portfolio holdings information.

The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.

The Trust's Board of Trustees exercises oversight of these policies and procedures. In this regard, management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the Funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance report to the Board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information
Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life,
LNY and other insurance companies. Shares of the funds may also be purchased by the LVIP fund of funds, which invest their assets in other mutual funds. The offering price of a Fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent
All securities, cash and other similar assets of the Funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh,
Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities;
transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for the Funds.

Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite
700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Independent
Registered Public Accounting Firm for the Funds. In addition to the audits of the financial statements of the Funds, other services provided include review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit
Committee.

Financial Statements
The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to each Fund's 2011 annual report. We will provide a copy of each Fund's annual report on request and without charge. Either write
The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana
46801 or call: 1-800-4LINCOLN (454-6265).
Because the LVIP BlackRock Emerging Markets Index RPM Fund is new and has no
operating history, no financial statements are yet available. We will provide a copy the Fund's annual report, once available, on request and without charge.
Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort
Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265).

Taxes
Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of
1986 (the Code). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each Fund also intends to comply with diversification regulations under Section
817(h) of the Code, that apply to mutual funds underlying variable contracts.
Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable
Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years.
Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal
Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the Funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the

                                                                              53

Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings
Certain of the Funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's
Corp.

Moody's Investors Service, Inc.

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA-This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                                                              55

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1-Highest Quality;

Prime 2-Higher Quality;

Prime 3-High Quality.

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A
Categories, as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B

BAMCO, Inc.
PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION

Baron Capital Management, Inc. and BAMCO, Inc. (each an "Adviser" and collectively referred to as the "Advisers" or as "we" below) are adopting the following proxy voting policies and procedures (the "Policies and Procedures")
in order to fulfill our fiduciary duty to vote client proxies in the best interest of clients and beneficiaries and participants of benefits plans for which we manage assets. The Policies and Procedures are intended to comply with the standards set forth in Rule 206(4)-6 under the Investment Advisers Act of
1940 and apply to the following client accounts:

(i) accounts that contain voting securities; and

(ii) accounts for which we have authority to vote client proxies.

We acknowledge that is it part of our fiduciary duty to vote client proxies in a timely manner and in our clients' best interests. In providing investment advisory services to our clients, we try to avoid material conflicts of interest. However, a material conflict of interest may arise in cases where:

(i) we mange assets or administer employee benefit plans to companies whose management is soliciting proxies;

(ii) we manage money for an employee group who is the proponent of a proxy proposal;

(iii) we have a personal relationship with participants in a proxy solicitation or a director or candidate for director or one of our portfolio companies; or

(iv) we otherwise have a personal interest in the outcome in a particular matter before shareholders.

The categories above are not exhaustive and the determination of whether a
"material conflict" exits depends on all of the facts and circumstances of the particular situation. Material conflicts are handled in the manner set forth herein under "Administration of Proxy Voting Policies and Procedures."

While the Adviser acknowledges that it is part of its fiduciary duty to its clients to vote client proxies, there may be cases in which the cost of doing so would exceed the expected benefits to the client. This may be particularly true in the case of non-U.S. securities. Voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of logistical problems that may negatively affect the Adviser's ability to vote such proxies. Such logistical problems may include the following: (i)
proxy statements and ballots being written in a language other than English,
(ii) untimely and/or inadequate notice of shareholder meetings, (iii)
restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes, (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and (vi) requirements to provide local agents with power of attorney to facilitate the Adviser's voting instructions. Accordingly, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a non-US company's meeting. If the Adviser determines that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company's proposal, the Adviser may decide not to attempt to vote at the meeting.

GENERAL PROXY VOTING GUIDELINES

In general, it is our policy in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients. To ensure consistency in voting proxies on behalf of our clients, we utilize the guidelines set forth below (the "Proxy Voting Guidelines").
A. Board of Directors
 o Election of Directors
  o We generally support management's nominees for Directors.
  o We generally support proposals requiring a majority vote for the election of Directors.
 o Majority Independent Board
  o We generally support the requirement that at least 51% of the company's board members be comprised of independent Directors.1
  o For controlled companies, notwithstanding whether their board composition complies with NYSE standards, 2 we generally oppose the election of a
     Director who is not independent unless at least 51% of the company's board is comprised of independent Directors.
 o Committee Service

                                                                              57

  o We generally support the requirement that at least 51% of members of the company's compensation committee, and 100% of members of the company's nominating and audit committees, be comprised of independent Directors.
 o Director Tenure/Retirement Age
  o We generally support recommendations to set retirement ages of Directors.

1 According to the NYSE and NASDAQ independence standards, a Director will be deemed independent if the board affirmatively attests that he or she has no relationship with the company that would interfere with the Director's exercise of independent judgment or in carrying out the responsibilities of a director. Certain types of relationships will preclude a finding of independence by the board. Such relationships include: Directors (or those with family members) who are former employees of the company or its auditor;
  have commercial, advisory or, in the case of NASDAQ, charitable ties with the company; or have interlocking compensation committees. Such relationships carry a three-year cooling-off, or look-back, period beginning on the date the relationship ends. The Adviser has adopted a policy which assumes director independence after a three-year cooling-off period.

2 The NYSE has defined a controlled company as "a company of which more than
  50% of the voting power is held by an individual, a group or another company." A controlled company does not need to have a majority of independent directors on its board nor have nominating and compensation committees composed of independent directors. However, these companies must have a minimum three-person audit committee composed entirely of independent directors.
  o We generally oppose shareholder proposals which limit tenure of Directors.

 o Stock Ownership Requirement
  o We generally support recommendations that require reasonable levels of stock ownership of Directors.
  o We generally oppose shareholder proposals requiring Directors to own a minimum amount of company stock in order to qualify as a Director or to remain on the board.
 o Cumulative Voting
  o We generally support any proposal to eliminate cumulative voting.
 o Classification of Boards
  o We generally oppose efforts to adopt classified board structures.
  o We generally support shareholder proposals which attempt to declassify boards.
 o Directors' Liability and/or Indemnification of Directors
  o We examine on a case-by-case basis proposals to limit Directors' liability and/or broaden indemnification of Directors.
 o Separation of Chairman and CEO Positions
  o We generally oppose proposals requiring separate Chairman and CEO positions.
     B. Auditors
 o Approval of Auditors
  o We generally support the approval of auditors and financial statements.
 o Indemnification of Auditors
  o We generally oppose proposals to indemnify auditors.
     C. Takeover Defenses and Shareholder Rights
 o Supermajority Voting Requirements
  o We generally support any proposal to reduce or eliminate existing supermajority vote.
  o We generally oppose amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.
 o Anti-greenmail Provisions
  o We generally support the adoption of anti-greenmail provisions provided that the proposal:

         i. Defines greenmail;

         ii. Prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and

         iii. Contains no anti-takeover measures or other provisions restricting the rights of shareholders.
  o We generally support shareholder proposals prohibiting the payment of greenmail.
 o Shareholder Rights Plans
  o We generally support proposals requiring shareholder ratification of poison pills.
  o We generally oppose proposals to adopt poison pills or shareholders rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
  o We examine on a case-by-case basis proposals to amend terms of poison pills/shareholder rights agreements or similar documents that will affect the rights of shareholders.
  o We examine on a case-by-case basis shareholder proposals requiring shareholder approval for shareholder rights plans or poison pills.
  o We generally oppose anti-takeover and related provision that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

 o "Blank Check" Preferred Stock
  o We generally oppose proposals relating to the creation of blank check preferred stock.
     D. Changes in Legal and Capital Structure
 o We generally support the following:
  o Capitalization changes which eliminate other classes of stock and voting rights.
  o Proposals to increase the authorization of existing classes of stock if:

         i. A clear and legitimate business purpose is stated; and

         ii. The number of shares requested is reasonable in relation to the purpose for which authorization is requested.
  o Proposals for share repurchase plans, unless it appears that a repurchase plan lacks a bona fide business purpose.
  o Proposals to affect stock splits, unless such a split would be contrary to shareholders' best interests.
  o Proposals to affect reverse stock splits, if management proportionately reduces the authorized share amount set forth in the corporate charter.
     Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the guidelines set forth herein for common stock increases.
  o Proposals to eliminate preemptive rights.
 o We generally oppose the following, (taking into account the company-specific circumstances of each proposal):
  o Capitalization changes which add classes of stock which may significantly dilute the voting interests of existing shareholders.
  o Proposals to increase the authorized number of shares of existing classes of stock which carry preemptive rights or super voting rights.
  o Proposals relating to changes in capitalization by 2% or more, where management does not offer an appropriate rationale or where it is contrary to the best interests of existing shareholders.
 o We examine on a case-by-case basis:
  o Proposals to create a new class of preferred stock or for issuance of preferred stock up to 5% of issued capital, unless the terms of the preferred stock would adversely affect the rights of existing shareholders, in which case we are opposed.
  o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock, provided such proposals have a legitimate business purpose.
  o Proposals to change covenants or other terms in connection with financing or debt issuances.
     E. Executive and Director Compensation
 o We generally support the following:
  o Director fees, unless the amounts are excessive relative to other companies in the country or industry.
  o Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees, are fair, reasonable, and in the best interest of shareholders.
  o Establishment of Employee Stock Option Plans and other employee ownership plans.
  o Stock Option Plans that allow a company to receive a business expense deduction due to favorable tax treatment attributable to Section 162(m) of the Internal Revenue Code.
  o Executive/Director stock option plans. Generally, the stock option plans should meet the following criteria:

         i. the stock option plan should be incentive based;

         ii. the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive;

         iii. provides for a minimum stock purchase price that is equal or greater than 85% of the stock's fair market value;

         iv. have no repricing provisions; and

         v. any other relevant factors.
  o Non-employee Director stock option plans. Generally, the stock option plans should meet the following criteria:

         i. the stock option plan should be incentive based;

         ii. the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive;

         iii. provides for a minimum stock purchase price that is equal or greater than 85% of the stock's fair market value;

         iv. have no repricing provisions; and

         v. any other relevant factors.
 o We generally oppose the following, (taking into account the company-specific circumstances of each proposal):
  o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

                                                                              59

  o Executive compensation plans that are excessive relative to other companies in the industry.
  o Executive compensation plans that provide for excise tax gross-up payments in the event of a change in control.
  o Proposals which require shareholder approval of golden parachutes.
  o Proposals limiting executive compensation with regard to "pay-for-superior performance" stock option plans, employee stock purchase plans, and non-employee director stock option plans.
 o We examine on a case-by-case basis:
  o Proposals relating to change-in-control provisions in non-salary compensation plans, employments contracts, and severance agreements that benefit management and would be costly to shareholders if triggered. These proposals are generally not supported by the Advisers, however, in cases where the Adviser has confidence in a good management team, it will consider the particular facts and circumstances of the proposal and may vote in favor of management in certain cases.
  o Advisory proposals requesting shareholder approval of executive compensation (management say on pay, or "MSOP", proposals). We generally will vote for such proposals to the extent there are no or few/immaterial concerns raised by a company's compensation practices.
  o Bundled advisory proposals requesting shareholder approval of executive compensation (MSOP) and severance packages in connection with merger/acquisition proposals.
  o Advisory proposals requesting shareholder input on the frequency of MSOP voting. We will vote in favor of management's proposal with respect to frequency of MSOP votes unless there are concerns raised by a company's compensation practices. In these cases, we may vote for a shorter frequency. In cases where management has no recommendation, we will vote for a shorter frequency.
  o Advisory proposals seeking shareholder approval of severance packages in connection with merger/acquisition proposals.
  o Shareholder proposals seeking to limit golden parachutes.
  o Shareholder proposals which limit retirement benefits or executive compensation.
  o Limiting benefits under supplemental executive retirement plans.
     F. Corporate Transactions
 o We examine on a case-by-case basis:
  o Proposals related to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations).
     G. Routine Business Items
 o We generally support proposals on the following routine business items:
  o General updating/corrective and technical amendments to the charter.
 o We examine on a case-by-case basis:
  o Shareholder proposals requiring shareholder approval for Bylaw or charter amendments.
  o Shareholder proposals that request the company amend their bylaws and each appropriate governing document to give a shareholder or group of shareholders who own a specified percentage of the outstanding shares the right to call a special meeting of shareholders. We generally will vote for such proposals where the requesting shareholder or shareholders own
     10% individually, or 25% as a group, of outstanding shares.
     H. Proposals Relating to Conduct of Meetings
 o We examine on a case-by-case basis:
  o Proposals to eliminate/restrict the right to act by written consent.
  o Proposals to eliminate/restrict the right to call a special meeting of shareholders.
 o We generally support the following:
  o Proposals related to the conduct of the annual meeting, except those proposals that relate to the "transaction of such other business that may come before the meeting."
 o We generally oppose the following proposals:
  o "Other Business" proposals that allow shareholders to raise and discuss other issues at the meeting. As the content of these issues cannot be known prior to the meeting, the Advisers are unable to make an informed decision.
     I. Other
 o We generally oppose the following proposals:
  o Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.
  o Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.
  o Proposals that require inappropriate endorsements or corporate actions.

ADMINISTRATION OF PROXY VOTING POLICIES AND PROCEDURES
Proxy Review Committee

The Adviser's Proxy Review Committee (the "Committee") is responsible for creating and implementing the Policies and Procedures and, in that regard, has adopted the Proxy Voting Guidelines set forth above. Among other things, the
Committee is responsible for the following:

1. Establish and review these Policies and Procedures and determine how the
Adviser will vote proxies on an ongoing basis.

2. Amend and change the Policies and Procedures and designate voting positions consistent with the objective of maximizing long-term investment returns for the Adviser's clients.

3. Meet as needed to oversee and address all questions relating to the
   Adviser's Policies and Procedures, which may include: (1) general review of proposals being put forth at shareholder meetings of portfolio companies;
   (2) adopting changes to the Policies and Procedures; (3) determining whether matters present "material" conflicts of interests within the meaning of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended; (4) determining how to vote matters for which specific direction has not been provided the Proxy Voting Guidelines (i.e., "case by case"
   matters) or are otherwise not covered by the Proxy Voting Guidelines
   (collectively, "Discretionary Matters"); and (5) review instances in which the Advisers have voted against the Proxy Voting Guidelines.

4. Review the guidelines to determine if they are current and consistent with the Policies and Procedures and will make appropriate changes as needed.
     Operating Procedures

The following operating procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:

1. The Legal Department will review all new client accounts to determine whether (i) the account contains voting securities and (ii) the client has delegated proxy voting authority to the Adviser in the Investment Advisory
   Agreement or (iii) the client has otherwise provided specific voting instructions. Any questions regarding whether or not a security is a
   "voting" security or whether voting authority has been delegated by a client will be directed to the Legal Department.

2. The designated proxy reviewer (the "Proxy Reviewer"), as supervised by the
   General Counsel, will receive proxy materials and ballots and reconcile these materials with holdings in client accounts as they occur.

3. The Proxy Reviewer will compile and review the matters to be voted on, and determine: (i) which matters are to be voted in accordance with the Proxy
   Voting Guidelines (a "Pre-Determined Matter"); and (ii) which matters are
   Discretionary Matters and (iii) which matters are to be voted pursuant to the instructions of clients (a "Directed Matter"). Any questions regarding whether a matter is a Pre-Determined Matter, a Discretionary Matter or a
   Directed Matter will be directed to the General Counsel.

4. For all Discretionary Matters, the Proxy Reviewer, as supervised by the
   General Cousnel, shall screen the matter and make a preliminary determination regarding whether the matter presents a material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser's client on the other. In order to determine whether a
   Discretionary Matter poses a material conflict of interest, the Proxy
   Reviewer shall compile and maintain a list of the following as applicable:

     a. all issuers for which the Adviser or its affiliates manage assets;

     b. all issuers for which the Adviser or its affiliates manage employee benefit plans;

     c. any issuer for which the Adviser or its affiliates is soliciting the provision of services enumerated in (a) and (b);

     d. any other issuer with which the Adviser or its affiliates or its senior officers has a material business relationship; and

     e. any employee group for which the Adviser manages money.

This list, which shall be reviewed quarterly by the Committee shall be known as the "Master Conflicts List".

5. The Proxy Reviewer, as supervised by the General Counsel, shall screen the issuer, employee group or any other material related party ("Material
   Parties") involved in the Discretionary Matter against the Master Conflicts
   List and develop a list of potential conflicts ("Potential Conflicts
   List").

6. For each Discretionary Matter, the Proxy Reviewer, as supervised by the
   General Counsel, may solicit relevant information from portfolio managers, investment personnel, analysts and other employees of the Adviser who may have an investment or other professional interest in the Discretionary
   Matter.

7. The Committee shall meet at least quarterly and shall review whether any person listed on the Master Conflicts List would, under the facts and circumstances, create a material conflict of interest between the interests of the Adviser and its affiliates on the one hand and the Adviser's clients on the other. In making the finding required above, the Committee shall consider the Potential Conflicts List and any other material relationship known to the Committee between the Adviser and its affiliates and the
   Material Parties. The Committee may act by consent.

                                                                              61

8. If the Committee determines that, with respect to any Discretionary Matter, a material conflict of interest exists in voting the Discretionary Matter, the Committee shall direct the Legal Department to obtain the informed written consent of the affected client (or clients). If obtaining such consent from any client is impracticable or undesirable, the Adviser shall vote the client's proxy in accordance with the published recommendation of
   Institutional Shareholder Services ("ISS") or shall appoint an independent third party, which may include the Independent Trustees of BAMCO's mutual fund clients, to vote.

9. If a portfolio manager wishes to vote a proxy with respect to a
   Pre-Determined Matter against the Proxy Voting Guidelines (a "Vote Against
   Policy Matter"), he shall contact the Legal Department and he or his designee must provide a memo to the Legal Department outlining his or her rationale for voting the matter against the Proxy Voting Guidelines. The
   Legal Department shall review the Vote Against Policy Matter against the
   Master List and make a determination whether a material conflict exists. If a material conflict is found to exist, it shall be duly recorded. If the
   Legal Department determines that a material conflict of interest exists with respect to a Vote Against Policy Matter in the manner the portfolio manager favors, the Legal Department shall recommend to the President and
   COO that the Adviser should either: (i) vote the Vote Against Policy Matter in the manner originally prescribed by the Proxy Voting Guidelines; (ii)
   vote the Vote Against Policy Matter consistent with the portfolio manager's request; or, (iii) obtain the informed written consent of the affected client (or clients) to vote against the Proxy Voting Guidelines.. A list of
   Vote Against Policy Matters shall be presented at the next meeting of the
   Committee. The President and COO makes the final decision with respect to
   Vote Against Policy Matters.

10. Directed Matters will be voted in accordance with the instructions of the client.

11. The Proxy Reviewer, as supervised by the General Counsel, will ensure that all proxies are voted in accordance with these Procedures and Policies.

12. The functions described hereunder may be delegated to a third party proxy voting or other service provider.

13. All decisions of the Committee, including all determinations regarding the existence of a material conflict of interest with respect to a
    Discretionary or Override Matter and the basis for such determination, shall be documented in writing and maintained for a period of at least 6 years.

CLIENT DISCLOSURE POLICIES

BCM will give a copy of the Proxy Voting Policy and Procedures to its clients.
The Legal Department will provide any client, upon written request, with a tabulation of how such client's proxies were voted by BCM. BAMCO will follow the same procedures with respect to its sub-advisory clients.

BAMCO will provide a quarterly proxy voting report to the Board of Trustees of each Fund. The Legal Department will file Form N-PX with the SEC no later than
August 31 for each year ended June 30. The Funds will also include in their
SAIs, pursuant to Item 13(F) of Form N-1A, a description of how Policies and
Procedures address situations when a vote presents a material conflict of interest between the Funds' shareholders and BAMCO. The Funds' SAIs will also state the location of each of the Funds' Form N-PX, which discloses how each of the Funds' proxies relating to portfolio securities were voted during the most recent 12-month period ended June 30. The Funds' most recent From N-PX is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-99-BARON, and on the SEC's website at www.sec.gov. Such information will be posted to the website as soon as reasonably practicable after the filing with the SEC. The Funds will include in their semi-annual report and annual reports to shareholders a statement that the Policies and
Procedures are available without charge on the Fund's website,
www.BaronFunds.com, or by calling 1-800-99-BARON.

RECORDKEEPING

Rule 204-2 under the Advisers Act, as amended, requires that the Adviser retain for a period of 6 years (i) its proxy voting policies and procedures; (ii)
proxy statements received regarding client securities; (iii) records of votes it cast on behalf of clients; (iv) records of client requests for proxy voting information and (v) any documents prepared by the investment adviser that were material to making a decision on how to vote or that memorialized the basis for the decision. The Advisers will keep all written requests from clients and any written response from the Adviser (to either a written or an oral request). The
Advisers may rely on proxy statements filed on the SEC's EDGAR system instead of keeping their own copies, and may rely on proxy statements and records of proxy votes cast by the Advisers that are maintained with a third party such as a proxy voting service, provided that the Advisers have obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

BlackRock Financial Management, Inc.
PROXY VOTING GUIDELINES FOR U.S. SECURITIES

These guidelines should be read in conjunction with BlackRock's Global
Corporate Governance and Engagement Principles - 2011.

Introduction

BlackRock, Inc. and its subsidiaries (collectively, "BlackRock") seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the "Guidelines") are intended to summarize BlackRock's general philosophy and approach to issues that may commonly arise in the proxy voting context for U.S. Securities. These
Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.

Voting guidelines

These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.

The six key themes are:
 o Boards and directors
 o Auditors and audit-related issues
 o Capital structure, mergers, asset sales and other special transactions
 o Remuneration and benefits
 o Social, ethical and environmental issues
 o General corporate governance matters

Boards and directors

Director elections

BlackRock generally supports board nominees in most uncontested elections.
BlackRock may withhold votes from certain directors on the board or members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:
 o The independent chair or lead independent director and members of the governance committee, where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders' fundamental rights or long-term economic interests.

 o The independent chair or lead independent director and members of the governance committee, where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.
 o An insider or affiliated outsider who sits on the board's audit, compensation, nominating or governance committees, which we believe generally should be entirely independent. However, BlackRock will examine a board's complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.
 o Members of the audit committee during a period when the board failed to facilitate quality, independent auditing, for example, if substantial accounting irregularities suggest insufficient oversight by that committee.

 o Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.
 o Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.
 o Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.
 o The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board member(s)
   at the most recent election of directors have received withhold votes from more than 30% of shares voting and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.
 o The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.
 o Where BlackRock obtains evidence that casts significant doubt on a director's qualifications or ability to represent shareholders.
 o Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.

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 o Where a director has a pattern over a period of years of attending less than
   75% of combined board and applicable key committee meetings.
 o Where a director has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director will be able to commit sufficient focus and time to a particular company (commonly referred to as "over-boarding"). While each situation will be reviewed on a case-by-case basis, BlackRock is most likely to withhold votes for over-boarding where a director is: 1) serving on more than four public company boards; or 2) is a chief executive officer at a public company and is serving on more than two public company boards in addition to the board of the company where they serve as chief executive officer.

If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding a committee or committee chair, we generally register our concern by withholding votes from all members of the relevant committee who are subject to election that year.

Director independence

We expect that a board should be majority independent. We believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests. Common impediments to independence in the U.S. include but are not limited to:
 o Employment by the company or a subsidiary as a senior executive within the previous five years
 o Status as a founder of the company
 o Substantial business or personal relationships with the company or the company's senior executives within the past three years
 o Family relationships with senior executives of the company
 o An equity ownership in the company in excess of 20%

Age limits / term limits

We typically oppose limits on the pool of directors from which shareholders can choose their representatives, especially where those limits are arbitrary or unrelated to the specific performance or experience of the director in question.

Board size

We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board's effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.

Classified board of directors/staggered terms

A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).

We believe that classification of the board dilutes shareholders' right to evaluate promptly a board's performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we may be required to register our concerns through our vote on the directors who are subject to election that year (see "Director elections" for additional detail). Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years. Therefore, we typically vote against classification and for proposals to eliminate board classification.

Contested director elections

Most director elections are not competitive, but shareholders are sometimes presented with competing slates of director candidates. Generally, such proxy contests are the result of a shareholder (or group of shareholders) seeking to change the company's strategy or address failures in the board's oversight of management. The details of proxy contests are assessed on a case-by-case basis.
We evaluate a number of factors, which may include, but are not limited to: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident's and management's plans; the likelihood that the dissident's solutions will produce the desired change; and whether the dissidents represent the best option for enhancing long term shareholder value.

Cumulative voting for directors

Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.

We typically oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility.
We may support cumulative voting proposals at companies where the board is not majority independent.

Director compensation and equity programs

We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company's long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company's and director's unique circumstances. As discussed in further detail under the heading "Equity compensation plans" below, we believe that companies should prohibit directors from engaging in transactions with respect to their long term compensation that might disrupt the intended economic alignment between equity plan beneficiaries and shareholders.

Indemnification of directors and officers

We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company's ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.

Majority vote requirements

BlackRock generally supports proposals seeking to require director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. We note that majority voting is not appropriate in all circumstances, for example, in the context of a contested election. We also recognize that some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast, and we believe that such a requirement can be generally equivalent to a majority voting regime. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

Separation of chairman and CEO positions

We believe that independent leadership is important in the board room. In the
US there are two commonly accepted structures for independent board leadership:
1) an independent chairman; or 2) a lead independent director. We generally consider the designation of a lead independent director as an acceptable alternative to an independent chair if the lead independent director has a term of at least one year and has powers to: 1) set board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Where a company does not have a lead independent director that meets these criteria, we generally support the separation of chairman and CEO.

Shareholder access to the proxy

We believe that shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders' ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company's financial condition.
Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee's members where the board has failed to facilitate quality, independent auditing. We take particular note of cases involving significant financial restatements or material weakness disclosures.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

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Capital structure proposals

Blank check preferred

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights ("blank check" preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board's discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote.
Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.

Equal voting rights

BlackRock supports the concept of equal voting rights for all shareholders.
Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them. However, when a shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether this action is warranted at that company at that time, and whether the cost of restructuring will have a clear economic benefit to shareholders. We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company's history of responsiveness to shareholders in determining whether support of such a measure is appropriate.

Increase in authorized common shares

BlackRock considers industry specific norms in our analysis of these proposals, as well as a company's history with respect to the use of its common shares.
Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm's business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders.

Increase or issuance of preferred stock

These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.

Stock splits and reverse stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal to reverse split that would not also proportionately reduce the company's authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

Mergers, asset sales, and other special transactions

In reviewing merger and asset sale proposals, BlackRock's primary concern is the best long-term economic interests of shareholders. While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:
 o For mergers and asset sales, we assess the degree to which the proposed transaction represents a premium to the company's trading price. In order to filter out the effects of pre-merger news leaks on the parties' share prices, we consider a share price from multiple time periods prior to the date of the merger announcement. In most cases, business combinations should provide a premium. We may consider comparable transaction analyses provided by the parties' financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply.
 o There should be a favorable business reason for the combination.
 o Unanimous board approval and arm's-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm's-length bidding process. We may also consider whether executive and/or board members' financial interests in a given transaction appear likely to affect their ability to place shareholders' interests before their own.

 o We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions.

Poison pill plans

Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.

Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.

Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable `qualifying offer clause.' Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

Reimbursement of expenses for successful shareholder campaigns

Proxy contests and other public campaigns can be valuable mechanisms for holding boards of underperforming companies accountable to their shareholders.
However, these campaigns can also lead to unwarranted cost and distraction for boards and management teams, and may be imposed by investors whose interests are not aligned with other investors. Therefore, we generally do not support proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign, as we believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

Remuneration and benefits

We note that there are both management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company's history suggests that the issue raised is not likely to present a problem for that company.

Advisory resolutions on executive compensation ("Say on Pay")

In cases where there is a Say on Pay vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the wealth profiles of the executives they seek to incentivize, the appropriate performance measures for the company, and other issues internal and/or unique to the company. We also believe that shareholders can express concern regarding executive compensation practices through their vote on directors, and our preferred approach to managing pay-for-performance disconnects is via a withhold vote for the compensation committee. As a result, our Say on Pay vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions.

Advisory votes on the frequency of Say on Pay resolutions ("Say When on Pay")

BlackRock will generally opt for a triennial vote on Say on Pay. We believe that shareholders should undertake an annual review of executive compensation and express their concerns through their vote on the members of the compensation committee. As a result, it is not necessary to hold a Say on Pay vote on an annual basis, as the Say on Pay vote merely supplements the shareholder's vote on Compensation Committee members.

Claw back proposals

Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting, regardless of that particular executive's role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.

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Employee stock purchase plans

An employee stock purchase plan ("ESPP") gives the issuer's employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees' interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue
Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified ESPP proposals.

Equity compensation plans

BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. We believe that boards should establish policies prohibiting use of equity awards in a manner that could disrupt the intended alignment with shareholder interests, for example:
use of the stock as collateral for a loan; use of the stock in a margin account; use of the stock (or an unvested award) in hedging or derivative transactions. We may support shareholder proposals requesting the board to establish such policies.

Our evaluation of equity compensation plans in a post-expensing environment is based on a company's executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect.
We generally oppose plans that contain "evergreen" provisions allowing for the ongoing increase of shares reserved without shareholder approval. We also generally oppose plans that allow for repricing without shareholder approval.
We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur.
Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes

Golden parachutes provide for compensation to management in the event of a change in control.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval. In particular, we generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive's current compensation.

We generally view golden parachutes as encouragement to management to consider proposals that might be beneficial to shareholders. When determining whether to support or oppose an advisory vote on a golden parachute plan ("Say on Golden
Parachutes"), we normally support the plan unless there is clear evidence of excess or abuse.

Option exchanges

BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems.

Pay-for-Performance plans

In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the Company's top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.

Pay-for-Superior-Performance

These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company's compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement.

Supplemental executive retirement plans

BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans ("SERP")
agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social, ethical and environmental issues

See "Global Corporate Governance and Engagement Principles."

General corporate governance matters

Adjourn meeting to solicit additional votes

We generally support such proposals when the agenda contains items that we judge to be in shareholders' best long-term economic interests.

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals.
Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Confidential voting

Shareholders most often propose confidential voting as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.
We generally support proposals to allow confidential voting. However, we will usually support suspension of confidential voting during proxy contests where dissidents have access to vote information and management may face an unfair disadvantage.

Other business

We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections or cost savings. Where cost savings are the sole issue, we will typically favor reincorporating. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we will support reincorporation if we determine that the overall benefits outweigh the diminished rights.

Shareholders' right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent in cases where a reasonably high proportion of shareholders (typically a minimum of 15%)
are required to initiate the consent solicitation process, and support from a minimum of 50% of outstanding shares is required to effectuate the action by written consent. We believe that such thresholds are necessary in order to avoid the waste of corporate resources in addressing narrowly supported interests. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or recommends thresholds for action that we believe are too low.

Shareholders' right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15%) are required to agree to such a meeting before it is called, in order to avoid the waste of corporate resources in addressing narrowly supported interests.
However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals.
Therefore we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders' ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may therefore support supermajority requirements in those situations.

Cohen & Steers Capital Management, Inc.

The following is a summary of the Subadvisor's Proxy Voting Policies and
Procedures.

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Voting rights are an important component of corporate governance. The
Subadvisor has three overall objectives in exercising voting rights:

A. Responsibility. The Subadvisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company's shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among their most important tools.

B. Rationalizing Management and Shareholder Concerns. The Subadvisor seeks to ensure that the interests of a company's management and board are aligned with those of the company's shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Subadvisor seeks to ensure that management effectively communicates with its owners about the company's business operations and financial performance.
It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company's securities.

In exercising voting rights, the Subadvisor follows the general principles set forth below.
 o The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.
 o In exercising voting rights, the Subadvisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.
 o Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.
 o In exercising voting rights on behalf of clients, the Subadvisor shall conduct themselves in the same manner as if the Subadvisor was the constructive owner of the securities.
 o To the extent reasonably possible, the Subadvisor shall participate in each shareholder voting opportunity.
 o Voting rights shall not automatically be exercised in favor of management-supported proposals.
 o The Subadvisor, and its officers and employees, shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines followed by the Subadvisor in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Subdvisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Subadvisor may consider the views of third parties, the Advisor shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Subadvisor shall consider both short-term and long-term views about a company's business and prospects, especially in light of their projected holding period on the stock (e.g., the Subadvisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed by the Subadvisor. While these guidelines will provide a framework for the Subadvisor's decision making process, the mechanical application of these guidelines can never address all proxy voting decisions.
When new issues arise or old issues present nuances not encountered before, the
Subadvisor must be guided by their reasonable judgment to vote in a manner that the Subadvisor deems to be in the best interests of the Fund and its shareholders. In addition, because the regulatory framework and the business cultures and practices vary from region to region, the below general guidelines may be inconsistent in certain circumstances for proxies of issuers of securities in the Asia Pacific region.

Uncontested Director Elections

Votes on director nominees should be made on a case-by-case basis using a
"mosaic" approach, where all factors are considered in director elections and where no single issue is deemed to be determinative. For example, a nominee's experience and business judgment may be critical to the long-term success of the portfolio company, notwithstanding the fact that he or she may serve on the board of more than four public companies. In evaluating nominees, the
Subadvisor considers the following factors:
 o Whether the nominee attended less than 75 percent of the board and committee meetings without a valid excuse for the absences;
 o Whether the nominee is an inside or affiliated outside director and sits on the audit, compensation, or nominating committees;

 o Whether the nominee ignored a significant shareholder proposal that was approved by a (i) majority of the shares outstanding or (ii) majority of the votes cast for two consecutive years;
 o Whether the nominee, without shareholder approval, to the Subadvisor's knowledge instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year;
 o Whether the nominee is an inside or affiliated outside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees;
 o Whether the nominee is an insider or affiliated outsider on boards that are not at least majority independent;
 o Whether the nominee is the CEO of a publicly-traded company who serves on more than two public boards;
 o Whether the nominee serves on more than four public company boards;
 o Whether the nominee serves on the audit committee where there is evidence
   (such as audit reports or reports mandated under the Sarbanes Oxley Act)
   that there exists material weaknesses in the company's internal controls;
 o Whether the nominee serves on the compensation committee if that director was present at the time of the grant of backdated options or options the pricing or the timing of which Subadvisor believes may have been manipulated to provide additional benefits to executives;
 o Whether the nominee is believed by the Subadvisor to have a material conflict of interest with the portfolio company; and
 o Whether the nominee (or the overall board) in the Subadvisor's view has a record of making poor corporate or strategic decisions or has demonstrated an overall lack of good business judgment.

The Subadvisor votes on a case-by-case basis for shareholder proposals requesting companies to amend their bylaws in order to create access to the proxy so as to nominate candidates for directors. The Subadvisor recognizes the importance of shareholder access to the ballot process as a means to ensure that boards do not become self-perpetuating and self-serving. However, the
Subadvisor is also aware that some proposals may promote certain interest groups and could be disruptive to the nomination process. Special attention will be paid to companies that display a chronic lack of shareholder accountability.

Proxy Contests

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard such as is normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should also include:
the underlying reason why the new slate (or individual director) is being proposed; performance; compensation; corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors;
number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Reimbursement of Proxy Solicitation Expenses. Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Ratification of Auditors

The Subadvisor votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and are therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position. Generally, the Subadvisor votes against auditor ratification and withholds votes from audit committee members if non-audit fees exceed audit fees. The Subadvisor votes on a case-by-case basis on auditor rotation proposals. Criteria for evaluating the rotation proposal include, but are not limited to: tenure of the audit firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; and any significant audit related issues. Generally, the Subadvisor votes against auditor indemnification and limitation of liability; however the
Subadvisor recognizes there may be situations where indemnification and limitations on liability may be appropriate.

Takeover Defenses

While the Subadvisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Subadvisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are their guidelines on change of control issues:

Shareholder Rights Plans. The Subadvisor acknowledges that there are arguments for and against shareholder rights plans, also known as "poison pills."
Companies should put their case for rights plans to shareholders. The
Subadvisor reviews on a case-by-case basis management proposals to ratify a poison pill. The Subadvisor generally looks for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision and a 20 percent or higher flip-in provision.

Greenmail. The Subadvisor votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

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Unequal Voting Rights. Generally, The Subadvisor votes against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Classified Boards. The Subadvisor generally votes in favor of shareholder proposals to declassify a board of directors, although the Subadvisor and acknowledges that a classified board may be in the long-term best interests of a company in certain situations. In voting on shareholder proposals to declassify a board of directors, the Subadvisor evaluates all facts and circumstances surrounding such proposal, including whether the shareholder proposing the declassification has an agenda in making such proposal that may be at odds with the long-term best interests of the company or whether it would be in the best interests of the company to thwart a shareholder's attempt to control the board of directors.

Cumulative Voting. Having the ability to cumulate votes for the election of directors-that is, cast more than one vote for a director about whom they feel strongly-generally increases shareholders' rights to effect change in the management of a corporation. The Subadvisor generally supports, therefore, proposals to adopt cumulative voting.

Shareholder Ability to Call Special Meeting. The Subadvisor votes on a case-bycase basis for shareholder proposals requesting companies to amend their governance documents (bylaws and/or charter) in order to allow shareholders to call special meetings. The Subadvisor recognizes the importance on shareholder ability to call a special meeting; however, the Subadvisor is also aware that some proposals are put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

Shareholder Ability to Act by Written Consent. The Subadvisor generally votes against proposals to allow or facilitate shareholder action by written consent.
The requirement that all shareholders be given notice of a shareholders'
meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

Shareholder Ability to Alter the Size of the Board. The Subadvisor generally votes for proposals that seek to fix the size of the board and vote against proposals that give management the ability to alter the size of the board without shareholder approval. While the Subadvisor recognizes the importance of such proposals, the Subadvisor is however also aware that these proposals are sometimes put forth in order to promote the agenda(s) of certain special interest groups and could be disruptive to the management of the company.

Miscellaneous Board Provisions

Board Committees. Boards should delegate key oversight functions, such as responsibility for audit, nominating and compensation issues, to independent committees. The chairman and members of any committee should be clearly identified in the annual report. Any committee should have the authority to engage independent advisors where appropriate at the company's expense.

Audit, nominating and compensation committees should consist solely of non-employee directors, who are independent of management.

Separate Chairman and CEO Positions. The Subadvisor will generally vote for proposals looking to separate the CEO and Chairman roles. The Subadvisor does acknowledge, however, that under certain circumstances, it may be reasonable for the CEO and Chairman roles to be held by a single person.

Lead Directors and Executive Sessions. In cases where the CEO and Chairman roles are combined, Subadvisor will vote for the appointment of a "lead"
(noninsider) director and for regular "executive" sessions (board meetings taking place without the CEO/
Chairman present).

Majority of Independent Directors. The Subadvisor votes for proposals that call for the board to be composed of a majority of independent directors. The
Subadvisor believes that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

Independent Committees. The Subadvisor votes for shareholder proposals requesting that the board's audit, compensation, and nominating committees consist exclusively of independent directors.

Stock Ownership Requirements. The Subadvisor supports measures requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options.

Term of Office. The Subadvisor votes against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

Director and Officer Indemnification and Liability Protection. Proposals
concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Board Size. The Subadvisor generally votes for proposals to limit the size of the board to 15 members or less.

Majority Vote Standard. The Subadvisor generally votes for proposals asking for the board to initiate the appropriate process to amend the company's governance documents (charter or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. The Subadvisor would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

Confidential Voting. The Subadvisor votes for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

The Subadvisor also votes for management proposals to adopt confidential voting.

Bundled Proposals. The Subadvisor reviews on a case-by-case basis bundled or
"conditioned" proxy proposals. In the case of items that are conditioned upon each other, the Subadvisor examines the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, the Subadvisor votes against the proposals. If the combined effect is positive, the Subadvisor supports such proposals.

Date/Location of Meeting. The Subadvisor votes against shareholder proposals to change the date or location of the shareholders' meeting. No one site will meet the needs of all shareholders.

Adjourn Meeting if Votes are Insufficient. Open-end requests for adjournment of a shareholder meeting generally will not be supported. However, where management specifically states the reason for requesting an adjournment and the requested adjournment is necessary to permit a proposal that would otherwise be supported under this policy to be carried out; the adjournment request will be supported.

Disclosure of Shareholder Proponents. The Subadvisor votes for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

Capital Structure

Increase Additional Common Stock. The Subadvisor generally votes for increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan). Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:
 o creates a blank check preferred stock; or
 o establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Subadvisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes regarding shareholder proposals seeking preemptive rights are determined on a case-by-case basis after evaluating:
 o The size of the company;
 o The shareholder base; and
 o The liquidity of the stock.

For example, it would be difficult to support a shareholder proposal that would require an S&P 500 company with over $1 billion in equity held by thousands of shareholders (with no single shareholder owning a significant percentage of outstanding shares) to implement preemptive rights each time it conducted a new offering. Such a requirement would be impractical and extremely costly.
Moreover, at companies with that large of a shareholder base and the ease with which shareholders could preserve their relative interest through purchases of shares on the on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Subadvisor votes against adoption of a dual or multiple class capitalization structure.

Restructurings/Recapitalizations. The Subadvisor reviews proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. In voting, the Subadvisor considers the following issues:

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 o dilution-how much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
 o change in control-will the transaction result in a change in control of the company?
 o bankruptcy-generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

Share Repurchase Programs. Boards may institute share repurchase or stock buyback programs for a number of reasons. The Subadvisor will generally vote in favor of such programs where the repurchase would be in the long-term best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

The Subadvisor will vote against such programs when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive maneuver or an attempt to entrench management.

Targeted Share Placements. These shareholder proposals ask companies to seek shareholder approval before placing 10% or more of their voting stock with a single investor. The proposals are typically in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case-bycase basis after reviewing the individual situation of the company receiving the proposal.

Executive and Director Compensation

Stock-based Incentive Plans. Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in the analysis are the amount of the company's outstanding stock to be reserved for the award of stock options or restricted stock, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power. Once the cost of the plan is estimated, it is compared to an allowable industry-specific and market cap-based dilution cap.

If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote-even in cases where the plan cost is considered acceptable based on the quantitative analysis.

The Subadvisor votes against equity plans that have high average three year burn rates, unless the company has publicly committed to reduce the burn rate to a rate that is comparable to its peer group (as determined by the Advisor).

Approval of Cash or Cash-and-Stock Bonus Plans. The Subadvisor votes for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue
Code of 1986, as amended (the Code).

Executive Compensation. Executive compensation should be tied to the performance of the executive and the company as well as relevant market conditions. The Subadvisor feels that the performance criteria and specific amounts and types of executive compensation are best decided by a company's board of directors and/or its compensation committee and fully disclosed to shareholders.

The Subadvisor will, however, vote for shareholder proposals that call for shareholders to vote, in a non-binding manner, on executive pay since such vote is non-binding and is merely informative for the board of directors and/or compensation committee. Further, the Subadvisor generally votes for shareholder proposals that seek additional disclosure of executive and director pay information.

Reload/Evergreen Features. The Subadvisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment ("evergreen") feature.

Golden Parachutes. The Subadvisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against "golden parachute" plans because they impede potential takeovers that shareholders should be free to consider. The Subadvisor generally withholds their votes at the next shareholder meeting for directors who to their knowledge approved golden parachutes.

401(k) Employee Benefit Plans. The Subadvisor votes for proposals to implement a 401(k) savings plan for employees.

Employee Stock Purchase Plans. The Subadvisor supports employee stock purchase plans, although the Subadvisor generally believes the discounted purchase price should be at least 85% of the current market price.

Option Expensing. The Subadvisor votes for shareholder proposals to expense fixed-price options.

Vesting. The Subadvisor believes that restricted stock awards normally should vest over at least a two-year period.

Option Repricing. The Subadvisor believes that stock options generally should not be re-priced, and never should be re-priced without shareholder approval.
In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The
Subadvisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Stock Holding Periods. The Subadvisor generally votes against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

Transferable Stock Options. The Subadvisor reviews on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

Recoup Bonuses. The Subadvisor votes on a case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

Incorporation

Reincorporation Outside of the United States. Generally, the Subadvisor will vote against companies looking to reincorporate outside of the U.S.

Voting on State Takeover Statutes. The Subadvisor reviews on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions). In voting on these shareholder proposals, the
Subadvisor evaluates all facts and circumstances surrounding such proposal, including whether the shareholder proposing such measure has an agenda in making such proposal that may be at odds with the longterm best interests of the company or whether it would be in the best interests of the company to thwart a shareholder's attempt to control the board of directors.

Voting on Reincorporation Proposals. Proposals to change a company's state of incorporation are examined on a case-by-case basis. In making their decision, the Subadvisor reviews management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

Mergers and Corporate Restructurings

Mergers and Acquisitions. Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs.
premium); prospects of the combined companies; how the deal was negotiated; and
changes in corporate governance and their impact on shareholder rights.

The Subadvisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The
Subadvisor supports proposals that seek to lower super-majority voting requirements.

Nonfinancial Effects of a Merger or Acquisition. Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. The Subadvisor generally votes against proposals to adopt such charter provisions. The
Subadvisor feels it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

Corporate Restructuring. Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, "going private" proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

Spin-offs. Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales. Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations. Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Appraisal Rights. The Subadvisor votes for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

Changing Corporate Name. The Subadvisor votes for changing the corporate name.

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Social Issues

The Subadvisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Subadvisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Subadvisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the
Subadvisor believes the proposal has significant economic implications.

Columbia Management Advisors, LLC

Proxy Voting Policies and Procedures - Columbia Management Investment Advisers,
LLC

General. The policy of Columbia Management Investment Advisers, LLC (CMIA) is
to vote all proxies for fund securities in a manner considered by CMIA to be in the best economic interests of its clients, including the funds that it subadvises, without regard to any benefit or detriment to CMIA, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as CMIA determines in its discretion. CMIA endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances
CMIA may refrain from voting securities. For instance, CMIA may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, CMIA will generally refrain from recalling portfolio securities on loan to vote proxies.

Oversight. The operation of CMIA's proxy voting policy and procedures is overseen by a committee (the Proxy Voting Committee) composed of representatives of CMIA's equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, CMIA's proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients' best economic interests. CMIA may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients' best economic interests. In addition, the Proxy
Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. CMIA seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if CMIA determines that a material conflict of interest exists, CMIA will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be CMIA's proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be CMIA's proxy voting administrator or research provider); and (iii) in unusual cases, with the client's consent and upon ample notice, forwarding the proxies to CMIA's clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Proxy Voting Agents. CMIA has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. CMIA has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co.
to provide proxy research services.

Proxy Voting Guidelines. Set forth below are guidelines adopted and used by
CMIA (the Adviser, We, Us or Our) in voting proxies (the Guidelines). The
Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:
Independence - A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

     Attendance - A nominee who failed to attend at least 75% of the board's meetings.

   Over Boarding - A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

   Committee Membership - A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

   Audit Committee Chair- A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

   Board Independence- A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

   Interlocking Directorship - A nominee who is an executive officer of another company on whose board one of the company's executive officers sits.

   Poor Governance - A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director - Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board's key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and
AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

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The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company's name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company's annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan's cost to shareholders, whether those costs are in line with the company's peer's plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

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Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders' interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock - Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company's capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights' plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock - Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock - Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or
Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights
(Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital.
The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company's outstanding capital.

Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote
AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on "bundled" or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights' Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights' plan, including a net operating loss (NOL) shareholder rights' plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights' plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company's ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

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The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls or situations where independence has been compromised.

Prohibit or Limit Auditor's Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors' independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under `Disclose Social Agenda' above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company's current disclosures, Federal and state laws, and whether the proposal is in shareholders' best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company's board to consider.

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board

has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company's articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company's meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company's articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company's articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country's proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered "interested parties"
as defined in Chapter 9A of the Listing Manual of the Stock Exchange of
Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company's annual meeting of shareholders.

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Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company's articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors' Reports and Auditors' Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors' reports, and auditors' reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director's/Statutory Auditor's Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board's allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company's stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company's stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in
Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors' Report

The Adviser generally will vote FOR proposals that present shareholders of
French companies, as required by French law, with a special auditor's report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

Delaware Management Company

If and when proxies need to be voted on Delaware Management Company (DMC or the sub-adviser) will vote such proxies pursuant to its Proxy Voting Policies and
Procedures (the Procedures). The sub-adviser has established a Proxy Voting
Committee (the Committee) which is responsible for overseeing the sub-adviser's proxy voting process for the fund. One of the main responsibilities of the
Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the sub-adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the fund. In order to facilitate the actual process of voting proxies, the sub-adviser has contracted with Institutional Shareholder Services (ISS), a wholly owned subsidiary of
RiskMetrics Group (RiskMetrics), which is a subsidiary of MSCI Inc. to analyze proxy statements on behalf of the fund and other sub-adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics' proxy voting activities. If a proxy has been voted for the fund, ISS/RiskMetrics will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the sub-adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the Guidelines), and the sub-adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the fund.

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As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

The sub-adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the sub-adviser receives on behalf of the fund are voted by ISS/RiskMetrics in accordance with the Procedures.
Because almost all fund proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for the sub-adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the sub-adviser during the proxy voting process. In the very limited instances where the sub-adviser is considering voting a proxy contrary to ISS/
RiskMetrics' recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the sub-adviser or affiliated persons of the sub-adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the fund. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the fund.

Janus Capital Management LLC

Proxy Voting Guidelines - February 2012

The Janus Proxy Voting Guidelines (the "Guidelines") below summarize Janus
Capital Management LLC's ("Janus") positions on various issues of concern to investors and are intended to provide a general indication of how portfolio securities may be voted on proposals dealing with particular issues. The
Guidelines, together with the Janus Proxy Voting Procedures (the "Procedures"), will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority. Subject to specific provisions in a client's account documentation related to exception voting,
Janus only accepts direction from a client to vote proxies for that client's account pursuant to: 1) the Guidelines; 2) the recommendations of Institutional
Shareholder Services Inc. ("ISS") (the "Proxy Voting Service"); or 3) the
recommendations of the Proxy Voting Service under their Proxy Voter Services program. Janus Capital Singapore Pte. Limited and Perkins Investment Management
LLC have each adopted the Guidelines.

Janus has retained the services of the Proxy Voting Service, an industry expert in proxy issues and corporate governance matters. The Proxy Voting Service provides Janus with in-depth analysis and recommendations on complex proxy issues. While Janus attempts to apply the following Guidelines to proxy proposals, Janus reserves the right to use the Proxy Voting Service's expertise and recommendations on a variety of proxy voting issues, including: executive compensation, foreign issuer proxies, and proposals that may not otherwise be addressed by the Guidelines. The Proxy Voting Service is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus. The Proxy Voting Service, may not, in all instances, have or provide research, analysis and recommendations on proxy issues. For example, the Proxy Voting Service may not provide such analysis and research for privately held companies. In such instances, the Proxy
Administrator shall refer such proxy proposal to the portfolio manager.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers and assistant portfolio managers are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy Administrator in Securities Operations of circumstances where the interests of Janus' clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager or assistant portfolio manager will submit a written rationale to the Proxy Administrator. The Proxy Voting
Committee periodically reviews rationales provided to determine: i) whether the rationales appear reasonable; and ii) whether any business relationship with the issuer of the proxy could have created a conflict of interest influencing the votes (see Procedures for additional Conflicts of Interest details).

In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as
"share blocking." In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities. In addition, international issuers may be subject to corporate governance standards and a proxy solicitation process that substantially differs from domestic standards and practices. Janus will generally vote international issuer proxies using the
Guidelines unless the application of the Guidelines is inconsistent with corporate governance standards and practices in the foreign market, in which case Janus may refer to the research, analysis and recommendations provided by the Proxy Voting Service.

The Janus funds may participate in a securities lending program under which shares of an issuer may be on loan while that issuer is conducting a proxy solicitation. Generally, if shares of an issuer are on loan during a proxy solicitation, a fund cannot vote the shares. Janus fund managers have discretion to instruct the Proxy Administrator to pull back lent shares before proxy record dates and vote proxies.

In circumstances where the Janus funds held a security as of record date, but
Janus sells its holdings prior to the shareholder meeting, Janus will abstain from voting that proxy.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

The quality of management is a key consideration in the decision to invest in a company. Because management is in the best possible position to evaluate the qualifications and needs of a particular board, Janus considers the recommendation of management to be an important factor in making these decisions.

1. For domestic market and applicable foreign market issuers, Janus will generally vote in favor of slates of director candidates that have a majority of independent directors (as determined by the Proxy Voting Service) and oppose slates of director candidates that do not have a majority of independent directors.

2. After taking into consideration country-specific practices, Janus will generally vote in favor of uncontested director candidates, unless they:
 o attend less than 75% of the board and committee meetings without a valid excuse;
 o ignore or otherwise fail to support shareholder proposals that are approved by a majority of the shares outstanding;
 o are not responsive to advisory votes on executive compensation matters (as determined by the proxy voting service);
 o fail to provide appropriate oversight of company's risk management practices
(as determined by the proxy voting service);
 o are non-independent directors and sit on the audit, compensation or nominating committees;
 o are non-independent directors and the board does not have an audit, compensation, or nominating committees;
 o are audit committee members and the non-audit fees paid to the auditor are excessive (as determined by the Proxy Voting Service);
 o are audit committee members and poor accounting practices rise to a level of serious concern, or other serious issues surrounding the audit process or arrangement exist (as determined by the Proxy Voting Service);
 o serve as directors on an excessive number of boards ("Overboarded") (as determined by the Proxy Voting Service);
 o are compensation committee members and the company has poor compensation practices (as determined by the Proxy Voting Service); or adopt a long-term poison pill without shareholder approval or make material adverse changes to an existing poison pill (as determined by the Proxy Voting Service).

3. Janus will evaluate proposals relating to contested director candidates and/or contested slates of directors on case-by-case basis.*

4. Janus will generally vote in favor of proposals to increase the minimum number of independent directors.

5. Janus believes that attracting qualified director candidates is important to overall company success and effective corporate governance. As such, Janus will generally vote in favor of proposals regarding director indemnification arrangements.

6. Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority of independent directors.

7. If the purpose of the proposal is to promote anti-takeover measures, Janus will generally vote against proposals relating to decreasing the size of a board of directors.

8. Janus will generally vote against proposals advocating classified or staggered boards of directors.

9. Janus will generally vote with management regarding proposals to declassify a board.

10. Janus will generally vote in favor of proposals to separate the role of the
Chairman from the role of the CEO.

Auditors

11. Janus will vote in favor of proposals asking for approval of auditors, unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive (as determined by the Proxy Voting Service); or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.

12. Janus will evaluate proposals relating to contested auditors on a case-by-case basis.*

13. Janus will generally vote in favor of proposals to appoint internal statutory auditors.

Equity Based Compensation Plans

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Equity based compensation plans are important tools in attracting and retaining desirable employees. Janus believes these plans should be carefully applied with the intention of maximizing shareholder value. With this in mind, Janus will evaluate proposals relating to executive and director compensation plans on a case-by-case basis, utilizing the research of the Proxy Voting Service.

Janus will assess the potential cost of an equity based compensation plan using the research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan and identify factors that demonstrate good stewardship of investors' interests regarding executive compensation. The Proxy Voting Service evaluates whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is above the allowable cap, Janus will generally vote against the plan.

In addition, Janus will generally oppose plans that:
 o provide for re-pricing of underwater options;
 o provide for automatic replenishment ("evergreen") or reload options;
 o create an inconsistent relationship between long term share performance and compensation increases; and/or
 o are proposed by management and do not demonstrate good stewardship of investors' interests regarding executive compensation or are a vehicle for poor compensation practices (as determined by the Proxy Voting Service).

Other Compensation Related Proposals

14. Janus will generally vote in favor of proposals relating to ESPPs - so long as shares purchased through plans are priced no less than 15% below market value.

15. Janus will generally vote in favor of proposals requiring the expensing of options.

16. Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.

17. Janus will generally oppose proposals regarding the re-pricing of underwater options.

18. Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.

19. Janus will generally oppose proposals requesting approval of automatic share replenishment ("evergreen") features of equity based compensation plans.

20. Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

21. Janus will generally vote in favor of annual advisory votes on executive compensation (say-on-frequency).

22. Janus will generally vote in favor with regard to advisory votes on executive compensation (say-on-pay), unless problematic pay practices are maintained (as determined by the Proxy Voting Service);

23. Janus will vote in favor of proposals to require golden parachutes or executive severance agreements to be submitted for shareholder approval, unless the proposal requires shareholder approval prior to entering into employment contracts.

24. Janus will vote on a case-by-case basis on proposals to approve or cancel golden or tin parachutes. An acceptable parachute should include the following:

 o The parachute should be less attractive than an ongoing employment opportunity with the firm;
 o The triggering mechanism should be beyond the control of management; and
 o The amount should not exceed three times base salary plus guaranteed benefits.

25. Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include:
 o requiring executive officers and directors to hold a minimum amount of stock in the company;
 o requiring stock acquired through exercised options to be held for a certain period of time; and
 o using restricted stock grants instead of options.

Other Corporate Matters

Janus will generally vote in favor of proposals relating to the issuance of dividends.

26. Janus will evaluate proposals relating to stock splits on a case-by-case basis.*

27. Janus will generally vote against proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).

28. Janus will generally oppose proposals for different classes of stock with different voting rights.

29. Janus will evaluate proposals relating to issuances with and without preemptive rights on a case-by-case basis. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.*

30. Janus will generally vote against proposals seeking to implement measures designed to prevent or obstruct corporate takeovers (includes poison pills), unless such measures are designed primarily as a short-term means to protect a tax benefit.

31. Janus will evaluate proposals seeking to increase the number of shares of common or preferred stock authorized for issue on a case-by-case basis. For domestic issuers, Janus will use quantitative criteria provided by the Proxy
Voting Service to measure the reasonableness of the proposed share increase as compared against a measure of industry peers. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.*

32. Janus will evaluate proposals regarding the issuance of debt, including convertible debt, on a case-by-case basis.*

33. Janus will generally vote in favor of proposals regarding the authorization of the issuer's Board of Directors to repurchase shares.

34. Janus will evaluate plans of reorganization on a case-by-case basis.*

35. Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.

36. Janus will generally vote in favor of proposals regarding changes in company name.

37. Janus will evaluate proposals relating to the continuance of a company on a case-by-case basis.*

38. Janus will evaluate proposals regarding acquisitions, mergers, tender offers or changes in control on a case-by-case basis, including any related advisory votes on golden parachutes.*

39. Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued ("blank check stock").

40. Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents) and against proposals restricting or prohibiting the ability to act by written consent.

41. Janus will generally vote in favor of proposals to adopt cumulative voting unless otherwise recommended by the Proxy Voting Service.

42. Janus will generally vote in favor of proposals to require that voting be confidential.

43. Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign).

44. Janus will generally vote in favor of proposals relating to the administration of an annual shareholder meeting.

45. Janus will vote against proposals to approve "other business" when it appears as voting item.

46. Janus will vote on proposals related to proxy access on a case-by-case basis.*

Shareholder Proposals

Janus is primarily concerned with the economic impact of shareholder proposals on a company's short and long-term share value. Janus will generally apply the
Guidelines to shareholder proposals while weighing the following considerations:

47. Janus will generally abstain from voting on shareholder proposals that relate to social, moral or ethical issues, or issues that place arbitrary constraints on the board or management of a company.

48. For shareholder proposals outside the scope of the Guidelines, Janus will solicit additional research and a recommendation from the Proxy Voting Service.
Janus will always reserve the right to over-ride a recommendation provided by the Proxy Voting Service.*

* All discretionary votes of this nature are cast solely in the interests of shareholders and without regard to any other Janus relationship, business or otherwise.

Massachusetts Financial Services Company

PROXY VOTING POLICIES AND PROCEDURES
March 1, 2012

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS
International (UK) Limited, MFS Heritage Trust Company, McLean Budden Limited
and MFS' other subsidiaries that perform discretionary investment management activities (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below ("MFS Proxy Voting Policies and Procedures"), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the "MFS Funds"). References to "clients"
in these policies and procedures include the MFS Funds and other clients of
MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and
Procedures.

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The MFS Proxy Voting Policies and Procedures include:

A. Voting Guidelines;

B. Administrative Procedures;

C. Records Retention; and

D. Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

In developing these proxy voting guidelines, MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what
MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS' clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see
Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.
The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible
Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS' fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting
Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy
   Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS' clients. Due to the client focus of our investment

management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.[1] Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and
MFS' client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process.
Additionally, with respect to decisions concerning all Non-Standard Votes, as defined below, MFS will review the securities holdings reported by investment professionals that participate in such decisions to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS'
voting on a particular proxy matter should also be reported to the MFS Proxy
Voting Committee.

[1] For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold
    "short" positions in the same issuer.

In cases where proxies are voted in accordance with these MFS Proxy Voting
Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting
Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst
(e.g. mergers and acquisitions) (collectively, "Non-Standard Votes"); the MFS
Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the "MFS Significant Client List");

b. If the name of the issuer does not appear on the MFS Significant Client
   List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting
   Committee;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what
   MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c)
   above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the
   MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS' clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS'
   Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS'
distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

If an MFS client has the right to vote on a matter submitted to shareholders by
Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"),
MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

Except as described in the MFS Fund's prospectus, from time to time, certain
MFS Funds (the "top tier fund") may own shares of other MFS Funds (the
"underlying fund"). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund's best long-term economic interest. If an
MFS client has the right to vote o na matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client int he same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial
Solutions, Inc. ("Broadridge"). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS' clients, usually to the client's proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer's explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds)
has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS
Development Funds, LLC is Glass, Lewis & Co., Inc. ("Glass Lewis"; Glass Lewis
and ISS are each hereinafter referred to as the "Proxy Administrator").

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The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings data-feed.
Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders' meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator's on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company's stock and the number of shares held on the record date by these accounts with the Proxy Administrator's list of any upcoming shareholder's meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and
Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting
Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy
Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify
(i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS
Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.[2]
However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

[2] From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy
Voting Committee may review and monitor the votes cast by the Proxy
Administrator on behalf of MFS' clients.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting's record date so that MFS will be entitled to vote these shares.
However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets.
As a result, non-U.S. securities that are on loan will not generally be voted.
If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS' clients and the companies in which MFS' clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company's proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS
Proxy Voting Committee in advance of the company's formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy
Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the
Proxy Administrator's system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company's proxy issues, are retained as required by applicable law.

D. REPORTS

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client.
However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters.
During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

Metropolitan West Capital Management, LLC

Proxy Voting Policies and Procedures Summary

In compliance with the guidelines of the SEC, MWCM has adopted the required proxy voting policies and procedures. A summary of MWCM's Policies and
Procedures is provided below.

Generally, and except to the extent that a client otherwise instructs MWCM in writing, MWCM will vote by proxy or otherwise on all matters for which a shareholder vote is solicited by, or with respect to, issuers of securities beneficially held in client accounts in such manner as MWCM deems appropriate, in accordance with its written Policies and Procedures. These Policies and
Procedures set forth guidelines for voting many typical proxy proposals. In certain instances, MWCM may determine that it is in its clients' best interest to deviate from the guidelines or the proxy issue may require individual case-by-case consideration under the guidelines. These guidelines typically result in MWCM voting consistent with the recommendations of the issuer's management in most routine matters, which MWCM believes to be in the best interest of clients. The Lead Strategist or designee is primarily responsible for monitoring corporate developments and voting proxies in the best interest of clients.

Where a proxy proposal raises a material conflict of interest between the interests of MWCM and its clients, MWCM will vote in accordance with the guidelines where MWCM does not have discretion to deviate from the guidelines.
Alternatively, MWCM will obtain voting direction from an independent third party or disclose the conflict of interest to the client and abstain from voting or obtain client consent prior to voting the securities. There may also be a variety of corporate actions or other matters for which shareholder action is required or solicited and with respect to which MWCM may take action that it deems appropriate in its best judgment, except to the extent otherwise required by agreement with the client. These actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

By written request to Metropolitan West Capital Management, LLC, 610 Newport
Center Drive, Suite 1000, Newport Beach, CA 92660, a client may obtain a copy of MWCM's Proxy Voting Policies and Procedures and/or information on how MWCM has voted proxies with respect to the client's securities.

Mondrian Investment Partners Limited

The Fund has formally delegated to its investment adviser, Mondrian Investment
Partners Ltd. (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Fund. The Adviser will vote proxies on behalf of the Fund pursuant

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to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has
established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. After a proxy has been voted for the Fund, RMG will create a record of the vote that will be available to stockholders and filed with the SEC on a yearly basis beginning no later than
August 31, 2004. The Committee is responsible for overseeing ISS's proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the
Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser
will also vote against management's recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows:
(i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix)
generally vote case-by-case on proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

The Sub-Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by RMG in accordance with the Procedures.
Because almost all Fund proxies are voted by RMG pursuant to the pre-determined
Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to RMG's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they must vote the proxy in accordance with RMG's original recommendation.

SSgA FM Proxy Voting Guidelines

State Street Global Advisors Funds Management ("SSgA FM") seeks to vote proxies for which we have discretionary authority in the best interests of our clients.
This means that we make voting decisions in the manner we believe will most likely protect and promote the long term economic value of client accounts.
Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. SSgA FM takes the view that voting in a manner consistent with maximizing the monetary value of our clients' holdings will benefit our direct clients
(e.g. fund shareholders).

I. DIRECTOR RELATED ITEMS

Director related proposals concern issues submitted to shareholders that deal with the composition of the board or impact the members of a corporation's board of directors. In deciding which director nominee to support, SSgA FM considers numerous factors.

Director Elections

SSgA FM generally supports election of directors in most uncontested elections.
However, SSgA FM may withhold votes from (or support the removal of) a nominee or an entire board, in certain circumstances, including but not limited to:
 o A nominee who we determine to be inadequately independent of management and serves on any of the board's key committees (compensation, audit, and nominating). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of board meetings, or whether the nominee receives non-board related compensation from the issuer.

 o CEOs of public companies who sit on more than three public company boards.
 o Nominees who sit on more than six public company boards.
 o SSgA FM may withhold votes from all director nominees at companies that have ignored a shareholder proposal which
  received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s).
 o SSgA FM may withhold votes from compensation committee members where there is a weak relationship between executive pay and performance over a five-year period. . SSgA FM will withhold votes from audit committee members if non-audit fees exceed 50% of total fees paid to the auditors.
 o SSgA FM will withhold votes from directors who appear to have been remiss in their duties.

Director Related Proposals

SSgA FM generally votes for the following director related proposals:
 o Discharge of board members' duties, in the absence of pending litigation, governmental investigation, charges of fraud or other indications of significant concern.
 o Proposals to restore shareholders' ability to remove directors with or without cause.
 o Proposals that permit shareholders to elect directors to fill board vacancies.
 o Shareholder proposals seeking disclosure regarding the company, board, or compensation committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSgA FM generally votes against the following director related proposals:
 o Requirements that candidates for directorships own large amounts of stock before being eligible to be elected.
 o Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy.
 o Shareholder proposals requiring two candidates per board seat.

Majority Voting

SSgA FM will generally support a majority vote standard if it is based on shares outstanding, and SSgA FM will generally vote against proposals requesting a majority vote based on votes cast standard.

SSgA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares outstanding) to pass or repeal certain provisions.

Annual Elections

SSgA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders right plan.

Cumulative Voting

SSgA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSgA FM analyzes proposals for the separation of Chair/CEO on a case by case basis taking into consideration numerous factors, including but not limited to, a company's performance and the overall governance structure of the company.

Age/Term Limits

Generally, SSgA FM will vote against limits to tenure.

Approve Remuneration of Directors

Generally, SSgA FM will support directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, SSgA FM supports proposals to limit directors' liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                                                              95

Classified Boards

SSgA FM generally supports annual elections for the board of directors. In certain cases, SSgA FM will support a classified board structure, if the board is composed of 80 percent of independent directors, the board's key committees
(auditing, nominating and compensation) are composed of independent directors, and SSgA FM will consider other governance factors, including antitakeover devices.

Confidential Voting

SSgA FM will support confidential voting.

Board Size

SSgA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

II. AUDIT RELATED ITEMS

Ratifying Auditors and Approving Auditor Compensation

SSgA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSgA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted
50% or more of the total fees paid to the auditor. SSgA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where "other" fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/fax compliance and preparation for purposes of determining whether non-audit fees are excessive.

SSgA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.*

*  Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Accept Financial Statements Consolidated Financial Statements and Statutory
Reports

It is the auditor's responsibility to provide assurance as of the company's financial condition. Accordingly, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern, SSgA FM will accept the financial statement, allocation of income and/or statutory report.

III. CAPITAL STRUCTURE

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company. The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company's specific financial situation.

Increase in Authorized Common Shares

In general, SSgA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSgA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for U.S. firms and plus 100% of current authorized stock for international firms.

When applying the thresholds, SSgA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSgA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSgA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSgA FM will support proposals to create "declawed" blank check preferred stock
(stock that cannot be used as a takeover defense).

However, SSgA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Preemptive Rights and Non-Preemptive Rights

In general, SSgA FM supports issuance authority requests up to 100% of current share capital with preemptive rights. Requests for the authority to remove preemptive rights will be supported for share issuances that are less than a certain percentage (ranging from 5-20%, based on market practice) of the outstanding shares, unless even such a small amount could have a material dilutive effect on existing shareholders (e.g. illiquid markets).

For Hong Kong, SSgA FM does not support issuances that do not place limits on discounts or do not provide the authority to refresh the share issuance amounts without prior shareholder approval.

Unequal Voting Rights

SSgA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSgA FM will not support capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSgA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Dividends and Share Repurchase Programs

SSgA FM generally supports dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income. SSgA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company's financial position.

Generally, SSgA FM votes for the authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase.

IV. MERGERS AND ACQUISTIONS

Mergers and the reorganization structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company's operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders' rights are not supported.

SSgA FM will generally support transactions that maximize shareholder value.
Some of the considerations include, but are not limited to the following:
 o Offer premium
 o Strategic rationale
 o Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest
 o Offers made at a premium and where there are no other higher bidders
 o Offers in which the secondary market price is substantially lower than the net asset value

SSgA FM may vote against a transaction considering the following:
 o Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
 o Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders
 o At the time of voting, the current market price of the security exceeds the bid price

V. ANTI-TAKEOVER MEASURES

Typically, proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision are deemed to have an antitakeover effect. The majority of these proposals deal with management's attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.
Proposals that reduce shareholders' rights or have the effect of entrenching incumbent management will not be supported. Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

                                                                              97

Shareholder Rights Plans

SSgA FM will support mandates requiring shareholder approval of a shareholder rights plans ("poison pill") and repeals of various anti-takeover related provisions.

In general, SSgA FM will vote against the adoption or renewal of a US issuer's shareholder rights plan ("poison pill").

SSgA FM will support the adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii)
no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.

SSgA FM will vote for an amendment to a shareholder rights plan ("poison pill")
where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i)
minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years,
(iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings

SSgA FM will support proposals for the right to call a special meeting, and
SSgA FM will vote against proposals seeking to eliminate the right to call a special meeting. Where the right to call a special meeting exists:
 o SSgA FM supports shareholder proposals to reduce the threshold to call a special meeting to 10%.
 o SSgA FM supports management proposals to reduce the threshold to call a special meeting to a percentage lower than the current threshold, for example, we will support a company moving from a 40% threshold to a 25%
   threshold.

Super-Majority

SSgA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSgA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

VI. REMUNERATION

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSgA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

SSgA FM supports an annual advisory vote on executive compensation.

Approve Remuneration Report

SSgA FM will generally support remuneration reports that are judged to be in-line with local market practices. SSgA FM will generally vote against the approval of the remuneration report if the company fails to disclose information regarding any element of CEO remuneration including but not limited to, base salary, annual bonuses, and special bonuses relative to market practice.

If the company's schemes allows for retesting of performance criteria over extended time period or for retesting if the original performance criteria was not met during the initial time period, SSgA FM may vote against the remuneration report.

Employee Equity Award Plans

SSgA FM considers numerous criteria when examining equity award proposals.
Generally, SSgA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plans plan are:

Excessive voting power dilution: To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. We review that number in light of certain factors, including the industry of the issuer.

Other criteria include the following:
 o Number of participants or eligible employees;

 o The variety of awards possible
 o The period of time covered by the plan

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:
 o Grants to individuals or very small groups of participants;
 o "Gun-jumping" grants which anticipate shareholder approval of a plan or amendment;
 o The power of the board to exchange "underwater" options without shareholder approval this pertains to the ability of a company to reprice options, not the actual act of repricing described above;
 o Below market rate loans to officers to exercise their options;
 o The ability to grant options at less than fair market value;
 o Acceleration of vesting automatically upon a change in control;
 o Excessive compensation (i.e. compensation plans which are deemed by SSgA FM to be overly dilutive).

Historical option grants: Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.

Repricing: SSgA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Share Repurchases: If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) do not disclose a definitive number of the shares to be bought back and, (iii) the time frame during which the shares will be bought back will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments: If a plan would not normally meet SSgA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the
Internal Revenue Code, then SSgA FM will support the proposal to amend the plan.

Employee Stock Option Plans

SSgA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSgA FM takes market practice into consideration.

Compensation Related Items

SSgA FM will generally support the following proposals:
 o Expansions to reporting of financial or compensation-related information, within reason
 o Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

SSgA FM will generally vote against the following proposals:
 o Retirement bonuses for non-executive directors and auditors

VII. MISCELLANEOUS/ROUTINE ITEMS

SSgA FM generally supports the following miscellaneous/routine governance items:
 o Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate.
 o Opting out of business combination provision
 o Proposals that remove restrictions on the right of shareholders to act independently of management
 o Liquidation of the company if the company will file for bankruptcy if the proposal is not approved
 o Shareholder proposals to put option repricings to a shareholder vote
 o General updating of or corrective amendments to charter and by-laws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
 o Change in corporation name
 o Mandates that amendments to bylaws or charters have shareholder approval

                                                                              99

 o Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable
 o Repeals, prohibitions or adoption of anti-greenmail provisions
 o Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately
     reduce and proposals to implement a reverse stock split to avoid delisting.
 o SSgA FM generally does not support the following miscellaneous/routine governance items:
 o Proposals asking companies to adopt full tenure holding periods for their executives.
 o Reincorporation to a location that we believe has more negative attributes than its current location of incorporation
 o Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable
 o Proposals to approve other business when it appears as voting item
 o Proposals giving the board exclusive authority to amend the bylaws
 o Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

VII. ENVIRONMENTAL AND SOCIAL ISSUES

Proposals relating to social and environmental issues, typically initiated by shareholders, generally request that the company disclose or amend certain business practices. Where it appears there is a potential effect on shareholder or economic value of a company that is related to a specific environmental or social issue, SSgA FM evaluates the shareholder proposal addressing the issue on a case-by-case basis. Absent a compelling economic impact on shareholder value, SSgA FM will typically abstain from voting on these proposals.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

T. Rowe Price Associates, Inc.

PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote-such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe
Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder
Services and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee.
Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services.
These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price's issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Fiduciary Considerations

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client,
Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management's with respect to the company's day-
to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders, to align the interests of management with those of shareholders, and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company's disclosures, its board's recommendations, a company's track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals' views, in making voting decisions.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors. Outside the U.S., we expect companies to adhere to the minimum independence standards established by regional corporate governance codes. We vote against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitment to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. T. Rowe Price also votes against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards' accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Executive Compensation

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives' and shareholders'
incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company's peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company's business. For companies with particularly egregious pay practices, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company's executive compensation practices ("Say-on-Pay" proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually.

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Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives' and shareholders'
incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company's peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices, unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company's business. For companies with particularly egregious pay practices, we may vote against compensation committee members. Finally, we vote in favor of proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company's executive compensation practices ("Say-on-Pay"
proposals) a majority of the time.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders' current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment. We generally oppose proposals for the ratification of executive severance packages ("Say on Golden Parachute" proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives'
incentives with shareholders' interests.

Anti-takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions.
Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social, environmental, and corporate responsibility issues unless they have substantial investment implications for the company's business and operations that have not been adequately addressed by management. T. Rowe Price supports well targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company's businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest.
However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy
Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics requires all employees to avoid placing themselves in a "compromising position" where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index, Retirement, and Spectrum Funds

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T.
Rowe Price index funds will be done in all instances in accordance with T. Rowe
Price policy, and votes inconsistent with policy will not be permitted. The
Retirement and Spectrum Funds own shares in underlying T. Rowe Price funds. If an underlying T. Rowe Price fund has a shareholder meeting, the Retirement and
Spectrum Funds normally would vote their shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.
This is known as "echo voting" and is designed to avoid any potential for a conflict of interest. This same process would be followed with respect to any
T. Rowe Price funds owning shares in other T. Rowe Price funds.

TEMPLETON INVESTMENT COUNSEL, LLC

Proxy Voting Policies and Procedures

The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager
Templeton Global Advisors Limited in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The investment manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies,
LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin
Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager's instructions and/or policies. The investment manager votes proxies solely in the interests of the Fund and its shareholders.

To assist it in analyzing proxies, the investment manager subscribes to
RiskMetrics Group (RiskMetrics), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co.,
LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis'
analyses are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from
RiskMetrics, Glass Lewis or any other third party to be determinative of the investment manager's ultimate decision. As a matter of policy, the officers, directors/
trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the investment manager's clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of
RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund with the investment manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the investment manager, if any, to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the investment manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund.
Where the Proxy Group or the Proxy Review Committee refers a matter to the
Fund, it may rely upon the instructions of a representative of the Fund, such as the board or a committee of the board.

Where a material conflict of interest has been identified, but the items on which the investment manager's vote recommendations differ from Glass Lewis,
RiskMetrics, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund for approval.

To avoid certain potential conflicts of interest, the investment manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d) (1) (E),
(F), or (G) of the 1940 Act, the rules thereunder, or pursuant to any SEC exemptive orders thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder ("cash sweep arrangement"); or (3) when required pursuant to the Fund's governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund's shares.

The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Manager's proxy voting policies and principles The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The investment manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals

                                                                             103

to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies. The investment manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation. A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose "golden parachutes" that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

Anti-takeover mechanisms and related issues. The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights.
However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders'
interests. The investment manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The investment manager generally supports "fair price" provisions and confidential voting.

Changes to capital structure. The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights.
The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The investment manager will generally give management discretion with regard to social, environmental and ethical issues, although the investment manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance. Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments.
However, the investment manager must be flexible in these instances and must be mindful of the varied market practices of each region.

The investment manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the investment manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the investment manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the investment manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the investment manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com.
Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard,
Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the
Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June
30.

Turner Investments, L.P.

PROXY VOTING POLICY AND PROCEDURES

Turner Investments, L.P., as well as its investment advisory affiliate, Turner
Investment Management LLC (collectively, "Turner"), act as fiduciaries in relation to their clients and the assets entrusted by them to their management.
Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter
Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS's voting recommendations typically favor the interests of the shareholder/owner rather than a company's management. Turner's long-standing practice has been to follow voting guidelines of this type. Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights, including but not limited to public plans and unions.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility. Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the
Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management. Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii)
the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

                                                                             105

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.
Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy
Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the
Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence
Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in
Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the
Proxy Committee.

As discussed above, Turner's selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner's control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations and Technology Administration
c/o Turner Investments, L.P.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Wellington Management Company, LLP

The Funds for which Wellington Management Company, LLP (`Wellington
Management") serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by
Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its
Global Proxy Policy and Procedures. Wellington Management's Corporate
Governance Committee is responsible for the review and oversight of the firm's
Global Proxy Policy and Procedures. The Corporate Governance Group within
Wellington Management's Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington
Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance
Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its
Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote. Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for the Fund's portfolio manager as of each Fund's fiscal year ended December 31, 2011:

BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)

Mr. Baron has an employment agreement that includes a fixed base salary, a fixed bonus and a performance bonus based on a percentage of the management fees earned on the funds that he manages. The terms of his contract are based on Mr. Baron's role as the Firm's (Baron Capital Group, Inc. ("BCG") with its subsidiaries Baron Capital, Inc., Baron Capital Management, Inc. ("BCM") and
BAMCO) Founder, Chief Executive Officer, and Chief Investment Officer, and his
position as portfolio manager for the majority of the Firm's assets under management. Consideration is given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the Firm.

BlackRock Financial Management, Inc. (BlackRock) (LVIP BlackRock Inflation
Protected Bond Fund)

Portfolio Manager Compensation Overview

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured.
Among other things, BlackRock's Chief Investment Officers make a subjective determination with respect to each portfolio manager's compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are a combination of market-based indices (e.g., Barclays Capital U.S. Aggregate Bond
Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc.
restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods. Providing a portion of annual bonuses in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards - From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Mr. Weinstein has received long-term incentive awards.

Deferred Compensation Program - A portion of the compensation paid to eligible
BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among various BlackRock investment options. Messrs. Hegarty and Weinstein have each participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

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Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the
BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into an index target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a
5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Cohen & Steers (LVIP Cohen & Steers Global Real Estate Fund)

Subadvisor Compensation Structure. Compensation of the Subadvisor's portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Subadvisor's parent, CNS.
The Subadvisor's investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Advisor's investment professionals is reviewed primarily on an annual basis.

Method to Determine Compensation. The Subadvisor compensates its portfolio managers based primarily on the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks.
In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of current income, consideration will also be given to the fund's and account's success in achieving this objective. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on a aggregate basis. The Subadvisor manages certain funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Subadvisor varies in line with a portfolio manager's seniority and position with the firm.
Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Subadvisor and CNS. While the annual salaries of the Subadvisor's portfolio managers are fixed, cash bonuses and stock based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors.

Columbia Management Investment Advisers, LLC (Columbia Value Opportunities
Fund)

Columbia Management's portfolio managers received their compensation from in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds (which is a separate family of funds managed by Columbia Management) in which the account is invested. A portfolio manager's bonus is variable and generally is based on (1) an evaluation of the portfolio manager's investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the Russell 2000 Value Index and Lipper Small Cap Value
peer group, emphasizing the portfolio manager's three and five year performance. Columbia Management also may consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and
CMIA's profitability for the year, which is largely determined by asset under management.

Delaware Management Company (DMC) (LVIP Delaware Growth and Income Fund, LVIP
Delaware Social Awareness Fund and LVIP Delaware Special Opportunities Fund)

Compensation Structure

Each portfolio's manager's compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary.
Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus -

Due to transitioning of responsibilities of the Manager's fixed income managers over the past year, some of the portfolio managers' bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.

Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards
("Awards") relating to the underlying shares of common stock of Delaware
Management Holdings, Inc. issuable pursuant to the terms of the Delaware
Investments Incentive Unit Plan (the "Plan") adopted on November 30, 2010.
Awards are no longer granted under the Delaware Investments U.S., Inc. 2009
Incentive Compensation Plan or the Amended and Restated Delaware Investments
U.S., Inc. Incentive Compensation Plan, which was established in 2001.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings,
Inc., is normally determined as of each March 31, June 30, September 30 and
December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Equity Teams

1. Small Cap Value (Beck, Madden, McKee, Catricks)

Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool"
for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-year, three-year and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

2. Core Equity (F. Morris, C. Adams, M. Morris, D. Padilla, M. Burke, P. Shah)

Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool"
for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-year, three-year and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three-year and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Janus Capital Management LLC ("Janus") (LVIP Janus Capital Appreciation Fund)

The following describes the structure and method of calculating a portfolio manager's compensation as of December 31, 2011.

Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing the fund and any other funds, portfolios or accounts for which they have exclusive shared responsibilities (collectively, the "Managed Funds") through two components:
fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers
("CIO") of Janus are eligible for additional variable compensation in recognition of their CIO roles, each as noted below.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary established on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group Inc.
("JCGI") restricted stock, stock options, and a cash deferred award that is credited with income, gains, and

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losses based on the performance of Janus mutual fund investments selected by the portfolio manager. Variable compensation is calculated on pre-tax performance of the Managed Funds.

Variable compensation is structured to pay the portfolio managers primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

With respect the portfolio manager's quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager's Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager's investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets
(excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

Newly hired portfolio managers may have guaranteed compensation levels during the first few years of their employment with Janus.

Analyst Variable Compensation: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is derived from a formula tied to a combination of the aggregate fund-weighted and asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year rolling periods, subject to a reduction in the event of absolute negative performance. The analyst team pool is then allocated among the eligible analysts at the discretion of Janus based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

CIO Variable Compensation: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus that is generally based on firm-wide investment performance (excluding assets managed by subadvisers),
Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

The Fund's Lipper peer group for compensation purposes is the Large-Cap Growth
Funds.

Lincoln Investment Advisors Corporation (LIA)

The equity programs are designed to position LIA to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance.
Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager's compensation consists of the following:

BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager's individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.

ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.

Massachusetts Financial Services Company (LVIP MFS International Growth Fund
and LVIP MFS Value Fund)

Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager over a one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December
31, 2011, the following benchmarks were used to measure performance for the
Funds:

Portfolio Manager     Benchmark(s)
 David A. Antonelli   MSCI EAFE Index
 Nevin P. Chitkara    Russell 1000 Value Index
 Steven R. Gotham     Russell 1000 Value Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over three-year period with lesser consideration given to portfolio performance over one-year period and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders)
and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Metropolitan West Capital Management, LLC (LVIP Wells Fargo Intrinsic Value
Fund)

MetWest Capital. Compensation for investment professionals consists of a base salary and revenue-sharing bonus. A material portion of each professional's annual compensation is in the form of a bonus tied to firm revenues, results relative to clients' benchmarks, overall client satisfaction and individual contribution.

MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm revenues and composite performance relative to the benchmark. To reinforce long-term focus, performance is measured over longer time periods (typically three to five years). Portfolio Managers and Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance..

Long-term retention agreements have been put in place for eligible members of
MetWest Capital's investment team. These agreements augment those incentive opportunities already in place..

Mondrian Investment Partners Limited (Mondrian) (LVIP Mondrian International
Value Fund)

Mondrian has the following programs in place to retain key investment staff:

1) Competitive Salary - All investment professionals are remunerated with a competitive base salary.

2) Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

3) Equity Ownership - Mondrian is currently 100% owned by approximately 80 of its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel through
   Atlantic Value Investment Partnership LP.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual's ability to influence these factors depends on that individual's position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not"star manager" based but uses a team system. This means that Mondrian's investment professionals are primarily assessed on their contribution to the team's effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian's Board of
Directors consults with the company's Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

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Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by
Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

SSgA Funds Management, Inc. (SSgA FM) (LVIP SSgA Developed International 150
Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA International Index Fund,
LVIP SSgA Large Cap 100 Fund, LVIP SSgA S&P 500 Index Fund, LVIP SSgA Small-Cap
Index Fund, LVIP SSgA Small-Mid Cap 200 Fund)

The compensation of SSgA FM's Investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. Further note that the employee's manager, in conjunction with the senior management of the employee's business unit, would be responsible for individual compensation decisions. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

T. Rowe Price Associates ("T. Rowe Price") (LVIP T. Rowe Price Structured
Mid-Cap Growth Fund)

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. The weightings for these timer periods are generally balanced and are applied consistently across similar strategies. Relative performance and risk-adjusted performance are determined with reference to a broad based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth)
set forth in the total return table of the fund's prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by our Investment Steering Committee and those funds are the same ones presented to our mutual fund directors in their regular review of fund performance. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for the Tax Efficient Funds. Compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a
401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution.
Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Templeton Investment Counsel, LLC (Templeton Growth Fund)

The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.
Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines.
Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
 o Investment performance Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
 o Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.
 o Non-investment performance For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.
 o Responsibilities The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager's appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Turner Investments, L.P. (LVIP Turner Mid-Cap Growth Fund)

Turner's compensation program is designed to promote excellence, accountability and teamwork. Portfolio managers are compensated for superior investment results, not the level of assets in a strategy. The analyst role is compensated based upon the performance of individual stocks recommendations, within an industry specialty, that make it into a portfolio. A portion of investment professional bonus compensation is linked to a subjective teamwork and peer assessment. Merit bonuses are capped at a multiple of base salary, and performance targets are set and measured over multiple time periods to discourage undue risk in execution. Base salary, as well as the potential range of earning for an individual, is benchmarked to the industry and to the individual's level of experience. Finally, all of our investment professionals are principals of the firm and, as such, have a long-term vested interest in the success of all of our investment strategies. Each employee has the opportunity to become an equity owner, which we believe is a key factor in promoting accountability and in attracting and retaining top-tier professionals within all areas of the firm.

Wellington Management Company, LLP (LVIP Capital Growth Fund and LVIP Mid-Cap
Value)

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Subadvisory Agreements between Wellington
Management and Lincoln Investment Advisors Corporation on behalf of each Fund.
Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended
December 31, 2011.

Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of each Fund's manager listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds ("Portfolio
Managers") includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. Each
Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio
Manager and generally each other account managed by such Portfolio Manager.
Each Portfolio Manager's incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio
Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington
Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The
Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Mordy and Shilling are partners of the firm.

                                                                             113

Fund                                    Benchmark Index and/or Peer Group for Incentive Period
  LVIP Capital Growth Fund............. Russell 1000 Growth
  LVIP Mid-Cap Value Fund.............. Russell 2500 Value

Part C - Other Information

Item 28(a) - Articles of Incorporation

Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust
incorporated herein by reference to Post-Effective Amendment No. 13 (File No.
33-70742) filed on April 4, 2003.

Item 28(b) - By-laws

By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742)
filed on January 24, 2012.

Item 28(c) - Instruments Defining Rights of Security Holders

1. By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles
   II, VII and VIII incorporated herein by reference to Post-Effective
   Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products
   Trust, Articles III, V, and VI incorporated herein by reference to
   Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

Item 28(d) - Investment Advisory Contracts

1. a. Form of Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment
      Advisors Corporation incorporated herein by reference to Post-Effective
      Amendment No. 125
     (File No. 33-70742) filed on April 9, 2012.

   b. Amendment dated April 30, 2010 (LVIP Master-Feeder Funds only) to
    Investment Management Agreement incorporated herein by reference to
    Post-Effective Amendment No. 86 (File No. 33-70742) filed on April 27,
    2010.

2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable
   Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP
   Baron Growth Opportunities Fund) incorporated herein by reference to
   Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
   2008.

3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment
   Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities Fund)
   incorporated herein by reference to Post-Effective Amendment No. 132 (File
   No. 33-70742) filed on April 30, 2012.

4. Form of Sub-Advisory Agreement between Lincoln Investment Advisors
   Corporation and BlackRock Investment Management, LLC (LVIP BlackRock
   Emerging Markets Index RPM Fund) filed herein as Exhibit 28(d)(4).

5. Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment
   Advisors Corporation and BlackRock Financial Management, Inc. (LVIP
   BlackRock Inflation Protected Bond Fund) incorporated herein by reference to Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
   2012.

6. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
   Advisors Corporation and Wellington Management Company, LLP (LVIP Capital
   Growth Fund) incorporated herein by reference to Post-Effective Amendment
   No. 132 (File No. 33-70742) filed on April 30, 2012.

7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
   Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP
   Cohen & Steers Global Real Estate Fund) incorporated herein by reference to
   Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
   2012.

8. Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment
   Advisors Corporation and Columbia Management Investment Advisers, LLC (LVIP
   Columbia Value Opportunities Fund) incorporated herein by reference to
   Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
   2012.

9. Sub-Advisory Agreement dated January 4, 2010 between Lincoln Investment
   Advisors Corporation and Delaware Management Company (LVIP Delaware Bond,
   LVIP Delaware Growth and Income, LVIP Delaware Social Awareness, LVIP
   Delaware Special Opportunities and LVIP Money Market Funds) incorporated herein by reference to Post-Effective Amendment No. 132 (File No. 33-70742)
   filed on April 30, 2012.

10. Sub-Advisory Agreement dated January 4, 2010 between Lincoln Investment
    Advisors Corporation and Delaware Management Company (LVIP Delaware
    Foundation Conservative Allocation, LVIP Delaware Foundation Moderate
    Allocation, LVIP Delaware Foundation Aggressive Allocation Funds)
    incorporated herein by reference to Post-Effective Amendment No. 132 (File
    No. 33-70742) filed on April 30, 2012.

11. Sub-Advisory Agreement dated May 1, 2010 between Lincoln Investment
    Advisors Corporation and Delaware Management Company (LVIP Delaware
    Diversified Floating Rate Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

12. Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment
    Advisors Corporation and Franklin Advisers, Inc. (LVIP Global Income Fund)
    incorporated herein by reference to Post-Effective Amendment No. 132 (File
    No. 33-70742) filed on April 30, 2012.

13. Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment
    Advisors Corporation and Mondrian Investment Partners Limited (LVIP Global
    Income Fund) incorporated herein by reference to Post-Effective Amendment
    No. 132 (File No. 33-70742) filed on April 30, 2012.

14. Sub-Advisory Agreement dated April 30, 2010 between Lincoln Investment
    Advisors Corporation and J.P. Morgan Investment Management, Inc. (LVIP
    J.P. Morgan High Yield Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

15. Sub-Investment Management Agreement dated April 30, 2007 between Lincoln
    Investment Advisors Corporation and Janus Capital Management LLC (LVIP
    Janus Capital Appreciation Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

16. Sub-Advisory Agreement dated October 1, 2010 between Lincoln Investment
    Advisors Corporation and Massachusetts Financial Services Company (LVIP
    MFS International Growth Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
    Advisors Corporation and Massachusetts Financial Services Company (LVIP
    MFS Value Fund) incorporated herein by reference to Post-Effective
    Amendment No. 132 (File No. 33-70742) filed on April 30, 2012.

18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
    Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap
    Value Fund) incorporated herein by reference to Post-Effective Amendment
    No. 132 (File No. 33-70742) filed on April 30, 2012.

19. Sub-Advisory Agreement dated July 12, 2011 between Lincoln Investment
    Advisors Corporation and Mondrian Investment Partners Limited (LVIP
    Mondrian International Value Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

20. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and
    SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP SSgA Bond Index, LVIP
    Small-Cap, LVIP SSgA International Index, LVIP SSgA Large-Cap 100, LVIP
    SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA
    Emerging Markets 100 Funds) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

21. Sub-Advisory Agreement dated July 30, 2010 between Lincoln Investment
    Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA Global
    Tactical Allocation Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

22. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
    Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe
    Price Growth Stock Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

23. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
    Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe
    Price Structured Mid-Cap Growth Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

24. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
    Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton
    Growth Fund) incorporated herein by reference to Post-Effective Amendment
    No. 132 (File No. 33-70742) filed on April 30, 2012.

25. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment
    Advisors Corporation and Turner Investment Partners, Inc. (LVIP Turner
    Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective
    Amendment No. 132 (File No. 33-70742) filed on April 30, 2012.

26. Sub-Advisory Agreement dated October 1, 2009 between Lincoln Investment
    Advisors Corporation and Metropolitan West Capital Management, LLC (LVIP
    Wells Fargo Intrinsic Value Fund) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

27. Extension of Certain Advisory Fee Waivers and Expense Reimbursements dated
    August 1, 2011 (LVIP Cohen & Steers Global Real Estate, LVIP Columbia
    Value Opportunities, LVIP Janus Capital Appreciation, LVIP MFS
    International Growth Fund, LVIP Mid-Cap Value Fund, LVIP SSgA Developed
    International, LVIP SSgA Emerging Markets 100, LVIP SSgA Large Cap 100,
  LVIP SSgA Small-Mid Cap 200, LVIP Turner Mid-Cap Growth, and LVIP Wells
     Fargo Intrinsic Value Funds) incorporated herein by reference to Post-
  Effective Amendment No. 125 (File No. 33-70742) filed on April 9, 2012.

28. Advisory Fee Waiver Agreement effective July 30, 2010 (LVIP American
    Balanced Allocation, LVIP American Growth Allocation, and LVIP American
    Income Allocation Funds) incorporated herein by reference to
    Post-Effective Amendment No. 92 (File No. 33-70742) filed on July 30,
    2010.

29. Form of Advisory Fee Waiver Agreement (LVIP American Preservation Fund)
    filed herein as Exhibit 28(d)(29).

30. Form of Advisory Fee Waiver Agreement (LVIP BlackRock Emerging Markets
    Index RPM Fund) filed herein as Exhibit 28(d)(30).

31. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP Cohen & Steers
    Global Real Estate Fund) incorporated herein by reference to
    Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
    2008.

32. Advisory Fee Waiver Agreement effective September 15, 2010 (LVIP Columbia
    Value Opportunities Fund) incorporated herein by reference to
    Post-Effective Amendment No. 125 (File No. 33-70742) filed on April 9,
    2012.

33. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Delaware
    Foundation Conservative Allocation, LVIP Delaware Foundation Moderate
    Allocation, and LVIP Delaware Aggressive Allocation Funds) incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742)
    filed on March 20, 2009.

34. Advisory Fee Waiver Agreement effective April 29, 2011 (LVIP Dimensional
    U.S. Equity Fund, LVIP Dimensional Non-U.S. Equity Fund, LVIP Total Bond
    Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International
    Equity ETF Fund) incorporated herein by reference to Post-Effective
    Amendment No. 106 (File No. 33-70742) filed on April 15, 2010.

35. Advisory Fee Waiver effective May 1, 2009 (LVIP Global Income Fund)
    incorporated herein by reference to Post-Effective Amendment No. 63 (File
    No. 33-70742) filed on April 16, 2009.

36. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Janus Capital
    Appreciation Fund) incorporated herein by reference to Post-Effective
    Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

37. Advisory Fee Waiver Agreement effective October 1, 2010 (LVIP MFS
    International Growth Fund) incorporated herein by reference to
    Post-Effective Amendment No. 98 (File No. 33-70742) filed on April 6,
    2011.

38. Advisory Fee Waiver Agreement effective December 8, 2010 (LVIP MFS Value
     Fund) incorporated herein by reference to Post-Effective Amendment No. 98
(File No. 33-70742) filed on April 6, 2011.

39. Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP Mid-Cap Value
     Fund) incorporated herein by reference to Post-Effective Amendment No. 82
(File No. 33-70742) filed on April 15, 2010.

40. Advisory Fee Waiver Agreement effective February 20, 2009 (LVIP Money
     Market Fund) incorporated herein by reference to Post-Effective Amendment
No. 71 (File No. 33-70742) filed on January 29, 2010.

41. Advisory Fee Waiver Agreement effective April 30, 2008 (LVIP SSgA Bond
    Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets
    100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200 Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742)
    filed on April 15, 2009.

42. Advisory Fee Waiver Agreement effective July 30, 2010 (LVIP SSgA
    Conservative Index Allocation, LVIP SSgA Moderate Index Allocation, LVIP
    SSgA Moderately Aggressive Index Allocation, LVIP SSgA Conservative
    Structured Allocation, LVIP SSgA Moderate Structured Allocation, LVIP SSgA
    Moderately Aggressive Structured Allocation) incorporated herein by reference to Post-Effective Amendment No. 91 (File No. 33-70742) filed on
July 29, 2010.

43. Advisory Fee Waiver Agreement effective April 30, 2011 (LVIP SSgA
    International Index Fund) incorporated herein by reference to
    Post-Effective Amendment No. 98 (File No. 33-70742) filed on April 6,
    2011.

44. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP T. Rowe Price
    Structured Mid-Cap Growth Fund) incorporated herein by reference to
    Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
    2008.

45. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Turner Mid-Cap
    Growth Fund) incorporated herein by reference to Post-Effective Amendment
    No. 61 (File No. 33-70742) filed on April 15, 2009.

46. Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP Wells Fargo
    Intrinsic Value Fund) incorporated herein by reference to Post-Effective
    Amendment No. 71 (File No. 33-70742) filed on January 29, 2010.

Item 28(e) - Underwriting Contracts

Principal Underwriting Agreement dated January 1, 2012 between Lincoln Variable
Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 125 (File No. 33-70742)
filed on April 9, 2012.

Item 28(f) - Bonus or Profit Sharing Contracts

N/A

Item 28(g) - Custodian Agreements

Form of Mutual Fund Custody and Services Agreement dated by and between Lincoln
Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 123 (File No. 33-70742) filed on
March 1, 2012.

Item 28(h) - Other Material Contracts

1. Fund Accounting and Financial Administration Services Agreement dated
   October 1, 2007, as amended, between Lincoln Variable Insurance Products
   Trust and Mellon Bank, N.A. incorporated herein by reference to
   Post-Effective Amendment No. 50 (File No. 33-70742) filed on March 20,
   2009.

2. Form of Administration Agreement between Lincoln Variable Insurance Products
   Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30, 2012.

3. Form of Indemnification Agreement incorporated herein by reference to
   Post-Effective Amendment No. 125 (File No. 33-70742) filed on April 9,
   2012.

4. a. Consulting Agreement effective August 1, 2010, as amended, between
      Lincoln Investment Advisors Corporation and Wilshire Associates
      Incorporated incorporated herein by reference to Post-Effective Amendment
      No. 92 filed on July 30, 2010.

   b. Form of Amendment to Consulting Agreement (Wilshire) incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

5. a. Amended and Restated Consulting Agreement between Lincoln Investment
      Advisors Corporation and Milliman, Inc. incorporated herein by reference to Post-Effective Amendment No. 3 (Lincoln Advisors Trust; File No.
      333-175622) filed on January 20, 2012.

   b. Assignment effective February 3, 2012 to Milliman Financial Risk
    Management LLC of Amended and Restated Consulting Agreement incorporated herein by reference to Post-Effective Amendment No. 123 (File No.
    33-70742) filed on March 1, 2012.

6. Consulting Agreement dated April 29, 2011 between Lincoln Investment
   Advisors Corporation and Dimensional Fund Advisors LP (LVIP Dimensional
   U.S. Equity, LVIP Dimensional Non-U.S. Equity, and LVIP
   Dimensional/Vanguard Total Bond Funds) incorporated herein by reference to
   Post-Effective Amendment No. 129 (File No. 33-7-742) filed on April 11,
   2012.

7. Consulting Agreement dated April 29, 2011 between Lincoln Investment
   Advisors Corporation and Vanguard Group Inc. (LVIP Vanguard International
   Equity ETF, LVIP Vanguard Domestic Equity ETF, and LVIP
   Dimensional/Vanguard Total Bond Funds) incorporated herein by reference to
   Post-Effective Amendment No. 129 (File No. 33-7-742) filed on April 11,
   2012.

8. Consulting Agreement dated July 30, 2010 between Lincoln Investment Advisors
   Corporation and SSgA Funds Management, Inc. (LVIP SSgA Conservative Index
   Allocation, LVIP SSgA Moderate Index Allocation, LVIP SSgA Moderately
   Aggressive Index Allocation, LVIP SSgA Conservative Structured Allocation,
   LVIP SSgA Moderate Structured Allocation, LVIP SSgA Moderately Aggressive
   Structured Allocation Funds) incorporated herein by reference to
   Post-Effective Amendment No. 91 (File No. 33-70742) filed on July 29, 2010.

9. Administrative Services Agreement effective July 30, 2010 between Capital
   Research and Management Company and Lincoln Investment Advisors Corporation
   (LVIP American Balanced Allocation, LVIP American Growth Allocation, LVIP
   American Income Allocation Funds) incorporated herein by reference to
   Post-Effective Amendment No. 106 (File No. 33-70742) filed on April 15,
   2011.

10. a. Fund Participation Agreement dated May 1, 2003, as amended, between The
       Lincoln National Life Insurance Company and Lincoln Variable Insurance
       Products Trust incorporated herein by reference to Post-Effective
     Amendment 21 File No. 333-68842) filed on Form N-14 on April 3, 2009.
 b. Form of Amendment to Fund Participation Agreement (Lincoln Life) filed herein as Exhibit 28(h)(10)(b).

11. a. Fund Participation Agreement dated May 1, 2003, as amended, between
       Lincoln Life & Annuity Company of New York and Lincoln Variable
       Insurance Products Trust Post-Effective Amendment No. 6 (333-145531) on
       Form N-4 on April 9, 2009.

     b. Form of Amendment to Fund Participation Agreement (Lincoln New York)
filed herein as Exhibit 28(h)(11)(b).

12. Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln
    Variable Insurance Products Trust, Lincoln Financial Distributors, Inc.,
    Lincoln Investment Advisors Corporation, and First-Great West Life &
    Annuity Insurance Company (LVIP Baron Growth Opportunities Fund)
    incorporated herein by reference to Post-Effective Amendment No. 41 (File
    No. 33-70742) filed on April 15, 2008.

13. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable
    Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln
    Investment Advisors Corporation, and Nationwide Financial Services, Inc.
    (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to
    Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
    2008.

14. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable
    Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln
    Investment Advisors Corporation, and New York Life Insurance and Annuity
    Corporation (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on
    April 15, 2008.

15. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable
Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln
Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth
Opportunities Fund) incorporated herein by reference to Post-Effective
Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

16. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable
    Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln
    Investment Advisors Corporation, and Standard Insurance Company (LVIP
    Baron Growth Opportunities Fund) incorporated herein by reference to
    Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
    2008.

17. Fund Participation Agreement (Fund of Funds) dated July 30, 2010 between
    Lincoln Variable Insurance Products Trust, The Lincoln National Life
    Insurance Company, Lincoln Life & Annuity Company of New York, Lincoln
    Investment Advisors Corporation, American Funds Insurance Series, Capital
    Research and Management Company, and American Funds Service Company (LVIP
    American Balanced Allocation, LVIP American Growth Allocation, and LVIP
    American Income Allocation Funds) incorporated herein by reference to
    Post-Effective Amendment No. 104 (File No. 33-70742) filed on April 12,
    2011.

18. Fund Participation Agreement dated June 12, 2009 between Lincoln Variable
    Insurance Products Trust, Lincoln Financial Distributors, Lincoln
    Investment Advisors Corporation, and AIG Life Insurance Company (LVIP
    Delaware Foundation Moderate Allocation Fund only) incorporated herein by reference to Post-Effective Amendment No. 99 (File No. 33-70742) filed on
    April 6, 2011.

19. a. Fund Participation Agreement dated June 12, 2009 between Lincoln
       Variable Insurance Products Trust, Lincoln Financial Distributors,
       Lincoln Investment Advisors Corporation, and American International Life
       Assurance Company of New York (LVIP Delaware Foundation Moderate
       Allocation Fund only) incorporated herein by reference to Post-Effective
       Amendment No. 99 (File No. 33-70742) filed on April 6, 2011.

   b. Assignment dated November 30, 2010 of Fund Participation Agreement (LVIP
    Delaware Foundation Moderate Allocation Fund only) to United States Life
    Insurance Company in the City of New York incorporated herein by reference to Post-Effective Amendment No. 99 (File No. 33-70742) filed on April 6,
2011.

20. Fund Participation Agreement dated May 28, 2009 between Lincoln Variable
    Insurance Products Trust, Lincoln Financial Distributors, Lincoln
    Investment Advisors Corporation, and Commonwealth Annuity and Life
    Insurance Company (LVIP Delaware Foundation Moderate Allocation Fund only)
    incorporated herein by reference to Post-Effective Amendment No. 99 (File
    No. 33-70742) filed on April 6, 2011.

21. Fund Participation Agreement dated May 28, 2009 between Lincoln Variable
    Insurance Products Trust, Lincoln Financial Distributors, Lincoln
    Investment Advisors Corporation, and First Allmerica Life Insurance
    Company (LVIP Delaware Foundation Moderate Allocation Fund only)
    incorporated herein by reference to Post-Effective Amendment No. 99 (File
    No. 33-70742) filed on April 6, 2011.

22. Master Fund Participation Agreement dated June 30, 2010 between Lincoln
    Variable Insurance Products Trust, The Lincoln National Life Insurance
    Company, Lincoln Life & Annuity Company of New York, American Funds
    Insurance Series, Capital Research and Management Company, and American
    Funds Service Company (LVIP Master-Feeder Funds) incorporated herein by reference to Post-Effective Amendment No. 103 (File No. 33-70742) filed on
    April 12, 2011.

23. Form of Expense Limitation Agreement between The Lincoln National Life
    Insurance Company and Lincoln Variable Insurance Products Trust (LVIP
    American Preservation Fund) filed herein as Exhibit 28(h)(23).

24. Expense Limitation Agreement dated June 5, 2007 between Lincoln Investment
    Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP
    Baron Growth Opportunities Fund) incorporated herein by reference to
    Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
    2008.

25. Form of Expense Limitation Agreement between Lincoln Investment Advisors
    Corporation and Lincoln Variable Insurance Products Trust (LVIP BlackRock
    Emerging Markets Index RPM Fund) filed herein as Exhibit 28(h)(25).

26. Expense Limitation Agreement dated April 30, 2010 between The Lincoln
    National Life Insurance Company and Lincoln Variable Insurance Products
    Trust (LVIP BlackRock Inflation Protected Bond Fund, LVIP Delaware
    Diversified Floating Rate Fund, LVIP J.P. Morgan High Yield Fund)
    incorporated herein by reference to Post-Effective Amendment No. 83 (File
    No. 33-70742) filed on April 19, 2010.

27. Expense Limitation Agreement dated May 1, 2010, as amended, between Lincoln
    Investment Advisors Corporation and Lincoln Variable Insurance Products
    Trust (LVIP Mid-Cap Value Fund only) incorporated herein by reference to
    Post-Effective Amendment No. 82 (File No. 33-70742) filed on April 15,
    2010.

28. Expense Limitation Agreement dated April 30, 2012 between Lincoln
    Investment Advisors Corporation and Lincoln Variable Insurance Products
    Trust (LVIP Risk-Based Funds) incorporated herein by reference to
    Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30,
    2012.

29. Expense Limitation Agreement dated July 30, 2010 between Lincoln Investment
    Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP
    American Balanced Allocation, LVIP American Growth Allocation, and LVIP
    American Income Allocation Funds) incorporated herein by reference to
    Post-Effective Amendment No. 92 (File No. 33-70742) filed on July 30,
    2010.

30. Expense Limitation Agreement dated April 29, 2011 between The Lincoln
    National Life Insurance Company and Lincoln Variable Insurance Products
    Trust (LVIP Dimensional U.S. Equity, LVIP Dimensional Non-U.S. Equity,
    LVIP Vanguard Domestic Equity ETF, LVIP Vanguard International Equity ETF,
    and LVIP Dimensional/Vanguard Total Bond Funds) filed incorporated herein by reference to Post-Effective Amendment No. 106 (File No. 33-70742) filed on April 15, 2011.

31. Expense Limitation Agreement dated May 1, 2009 between Lincoln Investment
    Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP
    Delaware Foundation Conservative Allocation, LVIP Delaware Foundation
    Moderate Allocation, and LVIP Delaware Foundation Aggressive Allocation
    Funds) incorporated herein by reference to Post-Effective Amendment No. 59
    (File No. 33-70742) filed on March 20, 2009.

31. Expense Limitation Agreement dated April 30, 2010 between Lincoln
    Investment Advisors Corporation and Lincoln Variable Insurance Products
    Trust (LVIP Master-Feeder Funds) incorporated herein by reference to
    Post-Effective Amendment No. 86 (File No. 33-70742) filed on April 27,
    2010.

32. Expense Limitation Agreement dated July 30, 2010 between Lincoln Investment
    Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP
    SSgA Conservative Index Allocation, LVIP SSgA Moderate Index Allocation,
    LVIP SSgA Moderately Aggressive Index Allocation, LVIP SSgA Conservative
    Structured Allocation, LVIP SSgA Moderate Structured Allocation, LVIP SSgA
    Moderately Aggressive Structured Allocation Funds) incorporated herein by reference to Post-Effective Amendment No. 91 (File No. 33-70742) filed on
    July 29, 2010.

33. Expense Limitation Agreement dated April 29, 2011 between between Lincoln
    Investment Advisors Corporation and Lincoln Variable Insurance Products
    Trust (LVIP Target Maturity Funds) incorporated herein by reference to
    Post-Effective Amendment No. 108 (File No. 33-70742) filed on April 21,
    2011.

Item 28(i) - Legal Opinion

1. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19 (File
   No. 33-70742) filed on April 5, 2006.

2. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File
   No. 33-70742) filed on April 15, 2008.

Item 28(j) - Other Opinions

1. Power of Attorney (LVIP Trust) dated December 5, 2011 incorporated herein by reference to Post-Effective Amendment No. 121 filed on January 24, 2012.

2. Consent of Independent Registered Public Accounting Firm (LVIP Equity Funds)
   incorporated herein by reference to Post-Effective Amendment No. 125 (File
   No. 33-70742) filed on April 9, 2012.

3. Consent of Independent Registered Public Accounting Firm (LVIP Fixed Income
     Funds) incorporated herein by reference to Post-Effective Amendment No 126
(File No. 33-70742) filed on April 9, 2012.

4. Consent of Independent Registered Public Accounting Firm (LVIP Master-Feeder
     Funds) incorporated herein by reference to Post-Effective Amendment No.
127 (File No. 33-70742) filed on April 9, 2012.

5. Consent of Independent Registered Public Accounting Firm (LVIP Asset
   Allocation Funds) incorporated herein by reference to Post-Effective
   Amendment No. 129 (File No. 33-70742) filed on April 11, 2012.

6. Consent of Independent Registered Public Accounting Firm (LVIP Risk-Based
     Funds) incorporated herein by reference to Post-Effective Amendment No.
130 (File No. 33-70742) filed on April 11, 2012.

7. Consent of Independent Registered Public Accounting Firm (LVIP Target
     Maturity Funds) incorporated herein by reference to Post-Effective
Amendment No. 131 (File No. 33-70742) filed on April 12, 2012.

Item 28(k) - Omitted Financial Statements

N/A

Item 28(l) - Initial Capital Agreements

N/A

Item 28(m) - Rule 12b-1 Plan

1. Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 123 (File No.33-70742) filed on
   March 1, 2012.

2. Form of Distribution Services Agreement between Lincoln Variable Insurance
   Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 132 (File No. 33-70742) filed on April 30, 2012.

Item 28(n) - Rule 18f-3 Plan

Form of Multiple Class Plan dated April 29, 2011 (excluding LVIP Master-Feeder
Funds) incorporated herein by reference to Post-Effective Amendment No. 132
(File No. 33-70742) filed on April 30, 2012.

Item 28(o) - Reserved

N/A

Item 28(p) - Codes of Ethics

1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln
   Investment Advisors Corporation dated September 12, 2011 incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742)
   filed on January 24, 2012.

2. Code of Ethics for Lincoln Financial Distributors, Inc. effective December
   2010 incorporated herein by reference to Post-Effective Amendment No. 123
   (File No. 33-70742) filed on March 1, 2012.

3. Code of Ethics for BAMCO, Inc. dated February 14, 2012 (LVIP Baron Growth
   Opportunities Fund) filed herein as Exhibit 28(p)(3).

4. Code of Ethics for BlackRock affiliates to be filed by subsequent amendment.

5. Code of Ethics for Cohen & Steers dated October 1, 2009 (LVIP Cohen & Steers
   Global Real Estate Fund) incorporated herein by reference to Post-Effective
   Amendment No. 71 (File No. 33-70742) filed on January 29, 2010.

6. Code of Ethics dated May 1, 2010 (LVIP Columbia Value Opportunities Fund)
   incorporated herein by reference to Post-Effective Amendment No. 98 (File
   No. 33-70742) filed on April 6, 2011.

7. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware
   Growth and Income, LVIP Money Market, LVIP Delaware Social Awareness, LVIP
   Delaware Special Opportunities, LVIP Delaware Foundation Aggressive
   Allocation, LVIP Delaware Foundation Conservative Allocation, LVIP Delaware
   Foundation Moderate Allocation, and LVIP Delaware Diversified Floating Rate
   Funds) incorporated herein by reference to Post-Effective Amendment No. 51
   (File No. 33-70742) filed on December 22, 2008.

8. Code of Ethics for J.P. Morgan Investment Management, Inc. (LVIP J.P. Morgan
   High Yield Fund) incorporated herein by reference to Post-Effective
   Amendment No. 69 (File No. 33-70742) filed on January 20, 2010.

9. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus
   Capital Appreciated Fund) incorporated herein by reference to
   Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15,
   2008.

10. Code of Ethics for Metropolitan West Capital Management, LLC effective
    December 2008 (LVIP Wells Fargo Intrinsic Value Fund) incorporated herein by reference to Post-Effective Amendment No. 71 (File No. 33-70742) filed on January 29, 2010.

11. Code of Ethics for MFS Management dated February 22, 2010 (LVIP MFS Value
    Fund and LVIP MFS International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 98 (File No. 33-70742) filed on
    April 6, 2011.

12. Code of Ethics for Mondrian Investment Partners Limited dated September 1,
    2005 (LVIP Mondrian International Fund and LVIP Global Income Fund)
    incorporated herein by reference to Post-Effective Amendment No. 19 (File
    No. 33-70742) filed on April 5, 2006.

13. Code of Ethics for SSgA Funds Management, Inc. dated November 1, 2009 (LVIP
    SSgA Funds) incorporated herein by reference to Post-Effective Amendment
    No. 82 (File No. 33-70742) filed on April 15, 2010.

14. Code of Ethics for T. Rowe Price Group, Inc. dated March 1, 2008 (LVIP T.
    Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock
    Fund) incorporated herein by referenced to Post-Effective Amendment No. 41
    (File No. 33-70742) filed on April 15, 2008.

15. Code of Ethics for Franklin Templeton Investments effective April 2012
    (LVIP Templeton Growth Fund, LVIP Global Income Fund) filed herein as
    Exhibit 28(p)(15).

16. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005
    (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to
    Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21,
    2006.

Item 29. Persons Controlled by or Under Common Control with Registrant

A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration
Statement of The Lincoln National Life Insurance Company filed on Form N-4
(File No. 333-170695) on March 30, 2012.

See also"Purchase and Sale of Fund Shares" in the Prospectus disclosure forming
Part A of this Registration Statement and "Control Persons and Principal
Holders of Securities" in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this
Post-Effective Amendment, the shareholders of the Trust are The Lincoln
National Life Insurance Company for its Variable Annuity Accounts C, E, H, L,
N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life
Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A;
and Lincoln Life & Annuity Company of New York for its Variable Annuity
Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M,
R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln
National Life Insurance Company and Lincoln Life & Annuity Company of New York.
Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP
Delaware Foundation (Reg. TM) Moderate Allocation Fund, LVIP SSgA Bond Index
Fund, LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets
100 Fund, and LVIP SSgA International Index Fund. Certain "fund of funds" of the Trust may also invest in other of the Trust's series of funds.

No persons are controlled by the Registrant.

Item 30. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940
and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration
of Trust [Exhibit 28(a) to the Registration Statement] and Article VI of the
Trust's By-Laws [Exhibit 28(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the
Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the
Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V,
Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the
Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the
Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the
Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the
Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements [Exhibits 28(d)(1) and (2) to
the Registration Statement] limits the liability of Lincoln Investment Advisors
Corporation (LIAC or the "Adviser") to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the
Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant's
Adviser, LIAC, is hereby incorporated by reference from the sections captioned
"Investment Adviser" or "Investment Adviser and Sub-Adviser" in the Prospectus
and Statement of Additional Information (SAI) disclosures forming Parts A and
B, respectively, of this Registration Statement, and Item 7 of Part II of
LIAC's Form ADV filed separately with the Securities and Exchange Commission.

Information regarding any business and other connections of the Registrant's sub-advisers (collectively, the "Sub-Advisers"): BAMCO, Inc., BlackRock
Financial Management, Inc., Cohen & Steers Capital Management, Inc., Columbia
Management Investment Advisers, Delaware Management Company, Franklin Advisers,
Inc., J.P. Morgan Investment Management Inc., Janus Capital Management LLC,
LLC, Metropolitan West Capital Management, LLC, Mondrian Investment Partners
Limited, SSgA Funds Management, Inc., Massachusetts Financial Services Company,
T. Rowe Price Associates, Inc., Templeton Investment Counsel, LLC, Turner
Investment Partners, Inc.,and Wellington Management Company, LLP, is
incorporated by reference from the sections captioned "Investment Adviser and
Sub-Advisers" of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the
Sub-Advisers' Forms ADV filed separately with the Securities and Exchange
Commission.

Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser and Sub-Advisers is incorporated by reference to
Schedules A and D of the Adviser's Form ADV and the respective Forms ADV for the Sub-Advisers.

Item 32. Principal Underwriters

(a) Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal
    Underwriter for the Trust. LFD also serves as the Principal Underwriter for: Lincoln Advisors Trust; Lincoln National Variable Annuity Account C;
    Lincoln Life Flexible Premium Variable Life Account D; Lincoln National
    Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life
    Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln
    National Variable Annuity Account H; Lincoln Life Flexible Premium
    Variable Life Account J; Lincoln Life Flexible Premium Variable Life
    Account K; Lincoln National Variable Annuity Account L; Lincoln Life
    Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity
    Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible
    Premium Variable Life Account R; Lincoln Life Flexible Premium Variable
    Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life
    Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life
    Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln
    Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account
    JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life
    Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium
    Variable Life Account JF-C.

   Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity
   Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity
   Flexible Premium Variable Life Account M; LLANY Separate Account N for
   Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate
   Account R for Flexible Premium Variable Life Insurance; and LLANY Separate
   Account S for Flexible Premium Variable Life Insurance.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
Jeffrey D. Coutts          Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel H. Schwartz*          Senior Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Thomas O'Neill*            Senior Vice President, Director and Chief Operating Officer
Linda E. Woodward***       Secretary

                * Principal Business address is Radnor Financial Center, 150 N.
Radnor-Chester Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

     *** Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN
46802

(c) n/a

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the investment adviser, Lincoln Investment
Advisors Corporation, One Granite Place, Concord, New Hampshire, 03301 and 1300
South Clinton Street, Fort Wayne, Indiana 46802; and sub-advisers BAMCO, Inc.,
767 Fifth Avenue, New York, New York 10153; BlackRock Financial Management,
Inc., 40 East 52nd Street, New York, New York 10022; BlackRock Investment
Management, LLC, 40 East 52nd Street, New York, New York 10022; Cohen & Steers
Capital Management, 280 Park Avenue, New York, New York 10017; Columbia
Managment Investment Advisers, LLC, 100 Park Avenue, 8th Floor, New York, New
York 10017; Delaware Management Company, 2005 Market Street, Philadelphia,
Pennsylvania 19103; Franklin Advisers, Inc., One Franklin Parkway, San Mateo,
California 94403-1906; J.P. Morgan Investment Management Inc., 245 Park Avenue,
New York, New York 10167; Janus Capital Management LLC, 100 Fillmore Street,
Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston
Street, Boston, Massachusetts 02116; Metropolitan West Capital Management, LLC,
610 Newport Center

Drive, Suite 1000, Newport Beach, California 92660; Mondrian Investment
Partners Limited, 80 Cheapside, London EC2V6EE; SSgA Funds Management, Inc.,
One Lincoln Street, Boston, Massachusetts 02111; T. Rowe Price Associates,
Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Templeton Investment
Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida
33394; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100,
Berwyn, Pennsylvania 19312; and Wellington Management Company, LLP 75 State
Street, Boston, Massachusetts 02111; the Trust's administrator, The Lincoln
National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana
46802; the Trust's custodian, The Bank of New York Mellon, One Mellon Center,
500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts
02149-1950 and/or 1735 Market Street, 2nd Floor, Philadelphia, Pennsylvania
19103.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment No. 139 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of
Indiana on this 13th day of June, 2012.

         LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

         By: /s/ Daniel R. Hayes
         ------------------------------------
         Daniel R. Hayes
         President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in their capacities indicated on June 13, 2012.

Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Daniel R. Hayes
/s/ William P. Flory, Jr.        Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H . Windley
*By: /s/ Jill R. Whitelaw        Attorney-in-Fact
 ---------------------------
  Jill R. Whitelaw

*Pursuant to a Power of Attorney incorporated herein by reference to
Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

EXHIBIT INDEX
28(d)(4)       Sub-Advisory Agreement (BlackRock)
28(d)(29)      Form of Advisory Fee Waiver Agreement (LVIP American
               Preservation Fund)
28(d)(30)      Form of Advisory Fee Waiver Agreement (LVIP BlackRock
               Emerging Markets Index RPM Fund)
28(h)(10)(b)   Amendment - FPA (LNL)
28(h)(11)(b)   Amendment - FPA (LNY)
28(h)(23)      Expense Limitation Agreement (LVIP American
               Preservation Fund)
28(h)(25)      Expense Limitation Agreement (LVIP BlackRock Emerging
               Markets Index RPM Fund)
28(p)(3)       Code of Ethics (BAMCO)
28(p)(15)      Code of Ethics (Franklin Templeton)